                                                       Registration No. 2-64233
                                                       (under the Securities Act
                                                       of 1933)
                                                       Registration No. 811-2918
                                                       (under the Investment
                                                       Company Act of 1940)

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549
                                   FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           ( )

     Pre-Effective Amendment No.                                  ( )

     Post-Effective Amendment No. 42                              (X)

                                    and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ( )

     Amendment No. 43                                             (X)

                       (Check appropriate box or boxes)

                              DUPREE MUTUAL FUNDS
                              -------------------
              (Exact Name of Registrant as Specified in Charter)

                 125 South Mill Street, Vine Center, Suite 100
                 ---------------------------------------------
                           Lexington, Kentucky 40507
                           -------------------------
             (Address of Principal Executive Offices)   (Zip Code)

       Registrant's Telephone Number, including Area Code (859) 254-7741
       -----------------------------------------------------------------

                             THOMAS P. DUPREE, SR.
                             Dupree & Company, Inc.
                 125 South Mill Street, Vine Center, Suite 100
                           Lexington, Kentucky 40507
                           -------------------------
                    (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering:  Continuous
           ---------------------------------------------------------

It is proposed that this filing will become effective
(check appropriate box)

_____  immediately upon filing pursuant to paragraph (b)

  X    on November 1, 2001 pursuant to paragraph (b)

-----
_____  60 days after filing pursuant to paragraph (a) (1)
_____  on _________pursuant to paragraph (a) (1)
_____  75 days after filing pursuant to paragraph (a) (2)
_____  on _________pursuant to paragraph (a) (2)
       of rule 485
_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DUPREE MUTUAL FUNDS
REGISTRATION STATEMENT ON FORM N-1A

CROSS-REFERENCE SHEET

Part A
Item No.                 Prospectus Caption
     1                   Front and Back Cover Pages
     2                   Dupree Mutual Funds - Summary; Bar Charts and Performance Table
     3                   Fees and Expenses of the Trust
     4                   Organization of the Trust; Dupree Mutual Funds - Summary
     5                   Not Applicable
     6                   Management of the Trust
     7                   Determining Net Asset Value, Buying Shares, Selling Shares, Taxes,
                         Dividends
     8                   Not Applicable
     9                   Financial Highlights

Part B
Item No.       Statement of Additional Information

    10                   Cover Page; Table of Contents
    11                   General Information and History
    12                   Investment Objectives and Policies; Portfolio Turnover
                         Investment Restrictions
    13                   Investment Adviser; Officers and Trustees
    14                   Officers and Trustees, Shares of Beneficial Interest
    15                   Investment Adviser and Other Services
    16                   Portfolio Transactions
    17                   Shares of Beneficial Interest
    18                   How to Purchase Shares; How to Redeem Shares;
                         How We Compute Our Yields
    19                   Tax Information
    20                   Not Applicable
    21                   How We Compute Our Yields
    22                   Financial Statements

Prospectus

November 1, 2001

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, Kentucky 40588-1149
(859) 254-7741
(800) 866-0614

MUNICIPAL BOND FUNDS
Alabama Tax-Free Income Series
Alabama Tax-Free Short-to-Medium Series
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
Mississippi Tax-Free Income Series
Mississippi Tax-Free Short-to-Medium Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

GOVERNMENT BOND FUNDS
Intermediate Government Bond Series

This Prospectus is a concise statement of information about Dupree Mutual Funds (the "Trust") that you should know before investing. This Prospectus should be kept for future reference.


These Securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


2    Dupree Mutual Funds Summary

4    Charts and Tables

10   Trust Expenses

14   Organization of the Trust

15   Investment Objectives

17   Investment Policies and Restrictions

19   Management of the Trust

21   Determining Net Asset Value

21   Buying Shares

22   Selling Shares

25   Dividends

25   Taxes

26   Performance Calculations

27   Financial Highlights

35   How to Reach Us

DUPREE MUTUAL FUNDS - SUMMARY

SINGLE STATE MUNICIPAL BOND SERIES

Investment Objectives and Goals
Investors in our municipal bond series are investors seeking the highest level of tax-free income available without undue risk to principal derived from state specific municipal securities. See "Investment Objectives".

Principal Investment Strategies
Investors in the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Tax-Free Income Series seek a steady flow of income with greater share price fluctuation from state specific municipal securities of investment grade with a dollar weighted average maturity of ten (10) or more years.

Investors in the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Tax-Free Short-to-Medium Series seek a steady flow of income with somewhat less yield but with less share price fluctuation from state specific municipal securities of investment grade with a dollar weighted average maturity of two
(2) to five (5) years.

Principal Risks of Investing
The principal risks of investing in any of the single state municipal bond series is the possibility of default on the municipal securities, even though the securities are of investment grade, or loss of money. Investment in any of the single state municipal bond series may involve greater risk than an investment in a fund with a portfolio of municipal securities from throughout the country. This additional risk is due to the possibility of an economic or political development unique to a single state or region. Generally speaking, as interest rates rise, the share value will decline. The effect of changes in interest rates is more pronounced in portfolios with longer average maturities. There is no assurance that the investment objective of any series will be achieved. A series' return and net asset value will fluctuate.

The portfolios of the Kentucky and Tennessee Tax-Free Income Series are diversified, while the portfolios of all the other single state series are non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Investors should recognize that, in periods of rising interest rates, the yield of the series would tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.


INTERMEDIATE GOVERNMENT BOND SERIES

Investment Objectives and Goals
Investors in our Intermediate Government Bond Series are seeking the highest level of current income without undue risk to principal derived from securities of the U.S. Government and its agencies.

Principal Investment Strategies
65% of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government of its agencies or instrumentalities, with the remaining 35% of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S. Government or its agencies or U.S. Treasury or Agency Notes and Bills. The average dollar weighted maturity will be three (3) to ten (10) years.

Principal Risks of Investing
The principal risk of investing in the Intermediate Government Bond Series is the possibility of default, even though the securities are of investment grade, or loss of money. Generally speaking, as interest rates rise, the share value will decline. The effect of changes in interest rates is more pronounced in portfolios with longer average maturities. There is no assurance that the investment objective will be achieved. The series' return and net asset value will fluctuate.

The portfolio of the Intermediate Government Bond Series is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by the issuer would be greater than a default by an issuer representing only 25% of the portfolio.

Investors should recognize that in periods of rising interest rates, the yield of the series would tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series will likely be invested in portfolio instruments producing lower yields than the balance of the series portfolio, reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

BAR CHART AND PERFORMANCE TABLES

The following bar charts and tables provide an indication of the risks of investing in the funds by showing changes in the series performance from year to year over a 10 year period (or since inception) and by showing how the Series' average annual returns for one, five and ten years (or since inception) compare to those of a broad-based securities market index. How the Series has performed in the past is not necessarily an indication of how the Series will perform in the future.

                        ALABAMA TAX-FREE INCOME SERIES

                             Annual Total Returns

                             One Year Total Return

                                    [GRAPH]

Years Ending On     12/31/00
Total Return         14.03%

       2001 Year-To-Date Total Return through September 30, 2001: 7.11% Maximum Total Return for the quarter ending December 31, 2000: 4.91%
        Minimum Total Return for the quarter ending June 30, 2001: .65%

                                 Total Returns
                        ALABAMA TAX-FREE INCOME SERIES
                                      VS
                    LEHMAN 10 AND 20 YEAR MUNICIPAL INDICES

                        For the Calendar Year Ending On
                                   31-Dec-00

                    For The
                     Last                 Since Inception
                     Year                 January 1, 2000
                     ----                 ---------------
Fund                14.03%                     14.03%

10-Year Index       10.76%                     12.29%

20-Year Index       15.24%                     17.63%

                            KENTUCKY INCOME SERIES

                             Annual Total Returns


                                    [GRAPH]


12/31/91    12/31/92    12/31/93    12/31/94   12/31/95    12/31/96    12/31/97   12/31/98    12/31/99    12/31/00

10.72%       9 03%       12.75%      -2.95%     14.22%      3.69%       8.06%      5.65%       -1.43%      8.05%

                                Years Ending On

       2001 Year-To-Date Total Return through September 30, 2001: 4.32% Maximum Total Return for the quarter ending February 28, 1995: 5.45%
      Minimum Total Return for the quarter ending April 30, 1994: -5.43%

                                 Total Returns
                        KENTUCKY TAX-FREE INCOME SERIES
                                      VS
                    LEHMAN 10 AND 20 YEAR MUNICIPAL INDICES

                        For the Calendar Year Ending On
                                   31-Dec-00

                         For The        For The        For The
                          Last         Last Five      Last Ten
                          Year           Years          Years
                          ----           -----          -----
Fund                      8.00%          4.72%          6.62%

10-Year Index            10.76%          5.93%          7.44%

20-Year Index            15.24%          6.32%          7.99%

                        KENTUCKY SHORT-TO-MEDIUM SERIES

                             Annual Total Returns

Year Ending On  12/31/91   12/13/92   12/31/93   12/31/94   12/31/95   12/31/96  12/31/97   12/13/98   12/31/99   12/31/00
Total Return      7.30%      6.87%      5.69%      1.02%      6.22%      3.96%     5.18%      4.63%      0.29%      5.49%

                                Year Ending On

       2001 Year-To-Date Total Return through September 30, 2001: 4.22% Maximum Total Return for the quarter ending January 31, 1992: 2.69% Minimum Total Return for the quarter ending April 30, 1994: -2.11%

                                 Total Returns
                   KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
                                      VS
                       LEHMAN THREE YEAR MUNICIPAL INDEX

                        For the Calendar Year Ending On
                                   31-Dec-00

                                 For The      For The      For The
                                  Last       Last Five    Last Ten
                                  Year         Years        Years
                                  ----         -----        -----
               Fund               5.49%        3.89%        4.64%

               3-Year Index       6.23%        4.65%        5.55%

                      MISSISSIPPI TAX-FREE INCOME SERIES

                             Annual Total Returns

                             One Year Total Return

                                    [GRAPH]

Years Ending On     12/31/00

Total Return        13.93%

       2001 Year-To-Date Total Return through September 30, 2001: 5.55% Maximum Total Return for the quarter ending December 31, 2001: 4.69% Minimum Total Return for the quarter ending September 30, 2000: 2.19%

                                 Total Returns
                      MISSISSIPPI TAX-FREE INCOME SERIES
                                      VS
                    LEHMAN 10 AND 20 YEAR MUNICIPAL INDICES

                        For the Calendar Year Ending On
                                    31-Dec-00

                                For The
                                 Last                Since
                                 Year             Nov. 30, 1995
                                 ----             -------------
               Fund             13.93%               13.60%

               10-Year Index    10.76%               12.29%

               20-Year Index    15.24%               17.63%

                         NORTH CAROLINA INCOME SERIES

                             Annual Total Returns

                                    [GRAPH]

                             On Year Total Return

Years ending On  12/31/96    12/31/97    12/31/98    12/31/99    12/31/00
Total Return       5.37%       9.83%       7.51%       -2.72%      10.66%

       2001 Year-To-Date Total Return through September 30, 2001: 3.00% Maximum Total Return for the quarter ending December 31, 2000: 5.37%
      Minimum Total Return for the quarter ending March 31, 1996: -2.65%

                                 Total Returns
                     NORTH CAROLINA TAX-FREE INCOME SERIES
                                      VS
                    LEHMAN 10 AND 20 YEAR MUNICIPAL INDICES

                        For the Calendar Year Ending On
                                   31-Dec-00

                   For The      For The
                    Last         Last        Since
                    Year       5 years    Nov. 15, 1995
                  --------     --------   --------------
Fund               10.66%       6.02%        6.57%

10-Year Index      10.76%       5.93%        5.95%

20-Year Index      15.24%       6.32%        6.50%

                     NORTH CAROLINA SHORT-TO-MEDIUM SERIES

                             Annual Total Returns

                                    [GRAPH]

                             One Year Total Return

Years Ending On   12/31/96     12/31/97     12/31/98      12/31/99      12/31/00
Total Return        4.56%        5.03%        4.77%         0.92%         5.52%

       2001 Year-To-Date Total Return through September 30, 2001: 4.67% Maximum Total Return for the quarter ending December 31, 2000: 2.61%
       Minimum Total Return for the quarter ending June 30, 1999: -0.56%

                                 Total Returns
                NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
                                      VS
                       LEHMAN THREE YEAR MUNICIPAL INDEX

                        For the Calendar Year Ending On
                                   31-Dec-00

                      For The      For The
                       Last         Last          Since
                       Year        5 years    Nov. 30, 1995
                       ----        -------    -------------

      Fund             5.52%        4.15%         4.32%

      3-Year Index     6.23%        4.65%         4.66%

                            TENNESSEE INCOME SERIES

                             Annual Total Returns

                                    [GRAPH]

                             One Year Total Return

Years Ending On  12/31/94    12/31/95   12/31/96    12/31/97    12/31/98    12/31/99     12/31/00
Total Return     -1.22%      18.28%     5.15%       9.00%       7.63%       -2.71%      9.72%

       2001 Year-To-Date Total Return through September 30, 2001: 4.22% Maximum Total Return for the quarter ending March 31, 1995: 7.29% Minimum Total Return for the quarter ending June 30, 1999: -1.81%

                                 Total Returns
                       TENNESSEE TAX-FREE INCOME SERIES
                                      VS
                    LEHMAN 10 AND 20 YEAR MUNICIPAL INDICES

                        For the Calendar Year Ending On
                                   31-Dec-00

                           For The     For The
                            Last      Last Five        Since
                            Year        Years      Dec. 31, 1993
                            ----        -----      -------------

       Fund                9.72%        5.66%          6.35%

       10-Year Index      10.76%        5.93%          5.84%

       20-Year Index      15.24%        6.32%          6.19%

                       TENNESSEE SHORT-TO-MEDIUM SERIES

                             Annual Total Returns

                                    [GRAPH]

                             One Year Total Return

Years Ending On               31-Dec-95     31-Dec-96     31-Dec-97     31-Dec-98     31-Dec-99     31-Dec-00
Total Return                    7.12%         3.92%         5.38%         4.33%         1.14%         5.61%

       2001 Year-To-Date Total Return through September 30, 2001: 3.30% Maximum total Return for the quarter ending December 31, 2000: 2.52%
      Minimum Total Return for the quarter ending April 30, 1996: -0.43%

                       Total Returns

            TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
                             VS
               LEHMAN THREE YEAR MUNICIPAL INDEX

                For the Calendar Year Ending On
                          31-Dec-00

               For The        For The
                Last         Last Five       Since
                Year           Years      Nov. 1, 1994
                ----           -----      ------------

Fund            5.61%          4.06%         4.70%
3-Year Index    6.23%          4.65%         5.34%

                       INTERMEDIATE GOVERNMENT BOND SERIES

                             Annual Total Returns

                                    [GRAPH]

                             One Year Total Return

Years Ending On  31-Dec-93      31-Dec-94      31-Dec-95      31-Dec-96      31-Dec-97     31-Dec-98       31-Dec-99      31-Dec-00
Total Return     11.93%         -5.94%         17.54%         3.14%          9.39%         7.68%           -1.78%         12.01%

                                Years Ending On

       2001 Year-To-Date Total Return through September 30, 2001: 7.79% Maximum Total Return for the quarter ending February 28, 1993: 7.63%
       Minimum Total Return for the quarter ending May 31, 1994: -6.00%

                                 Total Returns
                      INTERMEDIATE GOVERNMENT BOND SERIES
                                      VS
                      LEHMAN INTERMEDIATE TREASURY INDEX

                        For the Calendar Year Ending On
                                   31-Dec-00

                               For The     For The
                                Last      Last Five      Since
                                Year        Years     Aug. 1, 1992
                                ----        -----     ------------
               Fund            12.01%       5.97%        6.69%

               Intermediate
               Treasury        10.26%       6.13%        6.30%
               Index

Fees and Expenses of the Trust:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust.


                                         Alabama   Alabama   Kentucky   Kentucky   Mississippi   Mississippi
                                         Tax-Free  Tax-Free  Tax-Free   Tax-Free   Tax-Free      Tax-Free
                                         Income    Short-to  Income     Short-to   Income        Short-to
                                         Series    Medium    Series     Medium     Series        Medium
                                                   Series               Series                   Series
SHAREHOLDER FEES: (fees paid directly from your investment)

Maximim Sales Charge (Load)
   Imposed on Purchases
   (as a percentage of offering price)    NONE      NONE      NONE       NONE         NONE         NONE
Maximum Deferred Sales Charge (Load)
   (as a percentage of offering price)    NONE      NONE      NONE       NONE         NONE         NONE
Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends
   (and other distributions)
   (as a percentage of offering price)    NONE      NONE      NONE       NONE         NONE         NONE
Redemption Fees
   (as a percentage of amount
   redeemed, if applicable)               NONE      NONE      NONE       NONE         NONE         NONE
Exchange Fee                              NONE      NONE      NONE       NONE         NONE         NONE
Maximum Account Fee                       NONE      NONE      NONE       NONE         NONE         NONE

                                        North     North     Tennessee  Tennessee  Intermediate
                                        Carolina  Carolina  Tax-Free   Tax-Free   Government
                                        Tax-Free  Tax-Free  Income     Short-to   Bond
                                        Income    Short-to  Series     Medium     Series
                                        Series    Medium               Series
SHAREHOLDER FEES: (fees paid directly from your investment)

Maximim Sales Charge (Load)
   Imposed on Purchases
   (as a percentage of offering price)    NONE      NONE      NONE       NONE         NONE
Maximum Deferred Sales Charge (Load)
   (as a percentage of offering price)    NONE      NONE      NONE       NONE         NONE
Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends
   (and other distributions)
   (as a percentage of offering price)    NONE      NONE      NONE       NONE         NONE
Redemption Fees
   (as a percentage of amount
   redeemed, if applicable)               NONE      NONE      NONE       NONE         NONE
Exchange Fee                              NONE      NONE      NONE       NONE         NONE
Maximum Account Fee                       NONE      NONE      NONE       NONE         NONE

                                              Alabama     Alabama/4/    Kentucky      Kentucky     Mississippi   Mississippi/4/
                                              Tax-Free    Tax-Free      Tax-Free      Tax-Free     Tax-Free      Tax-Free
                                              Income      Short-to      Income        Short-to     Income        Short-to
                                              Series      Medium        Series        Medium       Series        Medium
                                                          Series                      Series                     Series
Annual Fund Operating Expenses (before waivers/reimbursements)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee /2/                                0.500        0.500         0.428         0.500          0.500         0.500
Distribution Fee                                  0.000        0.000         0.000         0.000          0.000         0.000
Shareholder Services Fee                          0.150        0.150         0.121         0.132          0.150         0.150
Other Expenses/3/                                  .365         .365         0.051         0.067           .484          .484
Total Annual Fund Operating Expenses              1.015        1.015         0.600         0.699          1.134         1.134

1  Although not contractually obligated to do so, the adviser waived and reimbursed certain amounts.  These are shown below along with the net expenses of the Funds actually paid for the fiscal year ended June 30, 2001.
    Waiver of Fund Expenses                        .805         .805         0.000         0.000           .851          .851
    Total Actual Annual Fund Operating
    Expenses (after                               0.210        0.210         0.600         0.699          0.213         0.213
     waivers/reimbursements)
2  The Adviser has voluntarily waived a portion of the management fee.  The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) for the year ended June 30, 2001:
                                                  0.000        0.000         0.428         0.500          0.000         0.000
3  The Adviser voluntarily reimbursed certain other operating expenses of the Funds. Other expenses include but are not limited to printing, postage and professional fees.  The Adviser can terminate this voluntary waiver at any time.
     The total other expense paid by the funds (after the voluntary reimbursement) for the year ended June 30, 2001:
                                                  0.155        0.155         0.051         0.067          0.271         0.271
4  The annual fund operating expenses for the Alabama Tax-Free Short-to-Medium Series and the Mississippi Tax-Free
     Free Short-to-Medium Series are estimates as the funds were not in operation Fiscal year 2001.


                                                        North         North         Tennessee     Tennessee     Intermediate
                                                        Carolina      Carolina      Tax-Free      Tax-Free      Government
                                                        Tax-Free      Tax-Free      Income        Short-to      Bond
                                                        Income        Short-to      Series        Medium        Series
                                                        Series        Medium                      Series
                                                                      Series
Annual fund Operating Expenses (before waivers/reimbursements)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/                                      0.500         0.500         0.500         0.500            0.200
Distribution Fee                                       0.000         0.000         0.000         0.000            0.000
Shareholder Services Fee                               0.146         0.150         0.134         0.150            0.150
Other Expenses/3/                                      0.064         0.131         0.060         0.114            0.069
Total Annual Fund Operating Expenses                   0.710         0.781         0.694         0.764            0.419

1  Although not contractually obligated to do so, the adviser waived and reimbursed certain amounts.  These are shown below along with the net expenses of the Funds actually paid for the fiscal year ended June 30, 2001.
    Waiver of Fund Expenses                            0.155         0.301         0.154         0.171            0.000
    Total Actual Annual Fund Operating
    Expenses (after waivers/reimbursements)            0.554         0.480         0.540         0.593            0.419
2  The Adviser has voluntarily waived a portion of the management fee.  The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Funds (after the voluntary waiver) for the year ended June 30, 2001:
                                                       0.349         0.199         0.346         0.329            0.200
3  The Adviser voluntarily reimbursed certain other operating expenses of the Funds. Other expenses include but are not limited to printing, postage and professional fees.  The Adviser can terminate this voluntary waiver at any time.
     The total other expense paid by the funds (after the voluntary reimbursement) for the year ended June 30, 2001:
                                                       0.064         0.131         0.060         0.114            0.069

EXAMPLE:
This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:


              Alabama   Alabama   Kentucky  Kentucky  Mississippi   Mississippi
              Tax-Free  Tax-Free  Tax-Free  Tax-Free  Tax-Free      Tax-Free
              Income    Short-to  Income    Short-to  Income        Short-to
              Series    Medium    Series    Medium    Series        Medium
                        Series*             Series                  Series*
1 year             107       107        63         73         119           119
3 years            332       332       197        230         370           371
5 years            577                 334        400         643
10 years          1276                 769        892        1417

              North       North        Tennessee    Tennessee    Intermediate
              Carolina    Carolina     Tax-Free     Tax-Free     Government
              Tax-Free    Tax-Free     Income       Short-to     Bond
              Income      Short-to     Series       Medium       Series
              Series      Medium                    Series
                          Series
1 year              75          82            73           80              44
3 years            233         256           228          251             138
5 years            406         446           397          436             241
10 years           906         993           886          972             542

*Expenses are estimates, funds were not in operation as of June 30, 2001. You would pay the same expenses assuming no redemption.

ORGANIZATION OF THE TRUST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Trust offers shares of beneficial interest of separate series without par value.

Shares of eleven series are being offered for sale:

Alabama Tax-Free Income Series
Alabama Tax-Free Short-to-Medium Series

Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series
Mississippi Tax-Free Short-to-Medium Series

North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Each share has one vote. Fractional shares have proportionate voting rights and participate pro-rata in dividends and distributions. Our shares have cumulative voting rights for the election of Trustees. On matters affecting an individual series, a separate vote of the series is required. Shareholders of a series are not entitled to vote on any matter not affecting the series in which they are invested.

We are registered as a diversified, open-end investment company of the management type under the Investment Company Act of 1940; however, each series of the Trust may or may not be diversified. Our shares, which are offered continuously, are registered for sale under the Securities Act of 1933. The Alabama, Kentucky, Mississippi, North Carolina, Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Kentucky, Florida, Indiana and North Carolina under the securities law of those states. The two Kentucky Series, the two Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Texas. The two Tennessee Series and the Intermediate Government Bond Series are qualified for sale in Tennessee. The two Alabama Series are qualified for sale in Alabama and the two Mississippi Series are qualified for sale in Mississippi. We offer and redeem our shares at current net asset value.


Investment Objectives

Single State Municipal Bond Series
All of our single state series, whatever their maturity range, have an investment objective of realizing the highest level of tax-exempt income available without undue risk to principal by investing in state specific municipal securities. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of issuance. In conformity with Guidelines of the Securities and Exchange Commission, each single state series has a fundamental policy that during periods of normal market conditions either (1) the series' assets will be invested so that at least 80% of the income will be tax-exempt or (2) the series will have at least 80% of its net assets invested in tax-exempt securities. In addition, under normal market conditions, at least 65% of the value of each series assets will be invested in municipal securities of the state identified in the title of the fund.

Yield on municipal securities is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher quality pay lower yields than issues of longer maturity and/or lower quality. The market values of municipal securities vary depending upon available yields both in the municipal securities markets and in the short-term money markets. Therefore, the net asset value of our shares will change as interest rates fluctuate, generally declining as interest rates rise and rising as interest rates fall. The types of municipal securities and the general characteristics of each type are described in the "Statement of Additional Information".

The inherent risk associated with investment in municipal securities is the risk of default. In addition, the net asset value of our shares may be impacted by the general economic situation in the country and/or within the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee. The limitation of our investments of each series to a single state may involve greater risk than if we invested in municipal securities throughout the country, due to the possibility of an economic or political development that could uniquely affect the ability of issuers to meet the debt obligations of the securities.

Alabama's economy relies in part on the textile, automobile and forest products industries, all of which may be affected by cyclical changes. While average per capita income of Alabama residents continues to improve, certain areas continue to lag in economic development.

The Kentucky non-agricultural economy is diversified among the following: services, wholesale and retail trade, manufacturing, and government.
Agriculture in Kentucky is well diversified among tobacco, corn, hogs, cattle, other grains, equine, and truck crops. No single segment of the economy consists of as much as one fourth of the overall State Domestic Product.

Mississippi's economy relies primarily on manufacturing and service industries, with substantial growth in the gaming and tourism industries. In recent years, while Mississippi's financial condition continues to improve, it currently ranks last among the states in per capita income.

The North Carolina economy derives most of its income from three main sectors: industry, agriculture and tourism, in that order. Each of these sectors are well diversified. Industry has a good balance between production of goods versus services, with a slight edge to the services side. Agriculture is diversified among tobacco, poultry, fruits, vegetables and various kinds of livestock. Tourism is concentrated in the far west and the coastal region. The U.S. military bases in North Carolina constitute a significant part of the economy as well.

The Tennessee non-agricultural economy is diversified among the following sectors: manufacturing; wholesale and retail trade; services; and government. Agriculture in Tennessee is widely diversified among livestock, poultry, fruit and vegetables production, as well as nursery operations. Agriculture constitutes about one third of the overall economy.

The economies of Alabama, Kentucky, Mississippi, North Carolina and Tennessee are sufficiently diverse that an economic decline in a single segment of a state's economy would not necessarily lead to the non-payment of debt service on municipal bonds.

Alabama Tax-Free Income Series

This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 17.95 years and a weighted average effective maturity of 10.14 years as of June 30, 2001. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Kentucky Tax-Free Income Series

This is a diversified fund of long-term maturity bonds where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal maturity of
15.43 years and a weighted average effective maturity of 6.29 years as of June 30, 2001.


Kentucky Tax-Free Short-to-Medium Series

This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 3.46 years as of June 30, 2001. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.


Mississippi Tax-Free Income Series

This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 19.22 years and a weighted average effective maturity of 10.19 years as of June 30, 2001. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.


North Carolina Tax-Free Income Series

This is a non-diversified fund where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 17.91 years and a weighted average effective maturity of 11.60 years as of June 30, 2001. As a non-diversified series, the Income Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.


North Carolina Tax-Free Short-to-Medium Series

This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. The portfolio had a weighted average effective maturity of 3.87 years as of June 30, 2001. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.


Tennessee Tax-Free Income Series

This is a diversified fund of long-term maturity bonds, where the nominal maturity will usually average 10 years or more, where a fairly level stream of income is important, though net asset value per share can fluctuate considerably. The portfolio had a weighted dollar average nominal effective maturity of 16.76 years and a weighted average effective maturity of 8.27 years as of June 30, 2001.


Tennessee Tax-Free Short-to-Medium Series

This is a non-diversified fund with a dollar weighted average maturity of two to five years. The yield of this series will typically be lower than the Income Series, but with less principal fluctuation. This portfolio had a weighted average effective maturity of 4.70 years as of June 30, 2001. As a non-diversified series, the Short-to-Medium Series may invest up to 50% of the series' total assets in as few as two investments, with each of those investments comprising up to 25% of the series' total assets. In this case, a default would produce a more dramatic result as compared to a fully diversified fund.

Intermediate Government Bond Series

Seeks the highest level of current income without undue risk to principal by investing in the following securities: issues of the U.S. Government or its agencies or instrumentalities, repurchase agreements fully collateralized by issues of the U.S. Government or its agencies or instrumentalities and bank accounts fully insured by the FDIC or collateralized. The types of securities are described in the "Statement of Additional Information". The dollar weighted maturity of the portfolio will usually be 3 to 10 years to produce minimal fluctuation in principal. The portfolio had a weighted average effective maturity of 6.30 years as of June 30, 2001.


INVESTMENT POLICIES AND RESTRICTIONS

Single State Municipal Bond Series
Our ten single state municipal bond series have fundamental policies of investing at least 80% of the value of the assets in securities meeting the following quality standards:

A) Bonds rated at the time of purchase within the four highest grades assigned by a recognized rating agency.
B) Notes rated at the time of purchase within the three highest grades assigned by a recognized rating agency; and bonds and notes not rated by a recognized rating agency within the grades specified above, but secured by the full faith and credit of the United States government (e.g., refunded or defeased bonds or notes secured by United States Treasury Bills or Notes.)
C) No more than 20% of the value of our total assets in any of the municipal bond series will be invested in securities which are not rated. The Trust will not purchase securities which in the opinion of the Investment Adviser would not have been rated in one of the grades specified above. In addition, our Investment Adviser will make its own evaluation of each security it selects for each portfolio and will continue to evaluate each portfolio security so long as we hold it.

As an additional matter of fundamental policy, except as indicated below, the only securities we will purchase for the municipal bond series are those producing income exempt from both Federal and State income taxes in the states where shares of the series are offered, though ad valorem taxes may be due in some states. Nor will we purchase securities subject to Alternative Minimum Tax.

The investment policies may not be changed without approval of the holders of a majority of the outstanding shares representing each series. The only exception to the policies previously described is that we may temporarily invest up to 50% of the value of our total assets in certain taxable obligations when, in the judgment of our Investment Adviser, abnormal market conditions make it advantageous to assume a defensive posture in taxable obligations. We also reserve the right to hold such cash reserves as the Investment Adviser deems necessary for temporary defensive purposes. In the

The taxable obligations and cash equivalents in which we may invest on a temporary basis include obligations of the U.S. Government and its agencies and instrumentalities; certificates of deposit, banker's acceptances and other short-term debt obligations of United States and Canadian banks with total assets of at least $1,000,000,000; commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's; and repurchase agreements relating to an underlying security in which we are authorized to invest.

Intermediate Government Bond Series
The Intermediate Government Bond Series has an investment objective of realizing the highest rate of current income without undue risk to principal by investing at least 65% of the value of our total assets in a professionally managed non-diversified portfolio of bonds: 1) issued by the U.S. Government, such as U.S. Treasury Bonds; or 2) issued by agencies or instrumentalities of the U.S. Government, such as, but not limited to, obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank. The remaining assets are invested in bank accounts fully insured by the FDIC or collateralized by bonds described above in 1) and 2); repurchase agreements fully collateralized by bonds described in 1) and 2); or U.S. Treasury or Agency Notes and Bills.

The foregoing types of securities are described in the "Statement of Additional Information." The dollar weighted average maturity of the portfolio will be 3-10 years to produce minimal fluctuation in principal. There can be no assurance that the objectives of the series will be realized.

Investors should recognize that, in periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

Borrowing of Money
Each series permits borrowing money from banks as a temporary measure in order to pay redeeming shareholders or to satisfy purchase commitments, but such borrowings may not be in excess of 5% of the value of the assets of the affected series.

Asset Composition
The weighted average ratings of the securities held by the Trust on June 30, 2001, the ending date of the fiscal year, were:



                            Aaa/AAA    Aa/AA    A/A    Baa/BBB   NR(total)
Municipal Bonds
Alabama Tax-Free
  Income Series               61.23%    6.61%  19.54%    10.14%      2.48%
Kentucky Tax-Free
  Income Series               49.38    20.38   22.99      4.40       2.85
Kentucky Tax-Free
  Short-to-Medium Series      52.64    28.70   11.91      0.00       6.75
Mississippi Tax-Free
  Income Series               83.04     3.79   11.89      0.00       1.28
North Carolina Tax-Free
  Income Series               53.07    35.64   11.29      0.00       0.00
North Carolina Tax-Free
  Short-to-Medium Series      53.17    27.88   18.95      0.00       0.00
Tennessee Tax-Free
  Income Series               38.60    34.20   21.81      5.39       0.00
Tennessee Tax-Free
  Short-to-Medium Series      34.33    47.07   14.35      4.25       0.00
Government Bonds
Intermediate Government
  Bond Series                100.00


The Board of Trustees of the Trust, acting upon information furnished by the Investment Adviser, has determined that the unrated bonds held by each series were comparable to rated bonds in the following categories:



Comparable To:              Aaa/AAA   Aa/AA  A/A   Baa/BBB

Alabama Tax-Free
  Income Series                                      2.48%
Kentucky Tax-Free
  Income Series             .66%              .55%   1.64
Kentucky Tax-Free
  Short-to-Medium Series                             6.75
Mississippi Tax-Free
  Income Series                              1.28

MANAGEMENT OF THE TRUST

Trustees
The Trustees of the Trust consist of six individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed upon the directors or trustees of investment companies by the Investment Company Act of 1940. The Trustees of the Trust are:

Thomas P. Dupree, Sr., Chairman of the Board of Dupree & Company, Inc. *

William T. Griggs II, President of Dupree & Company, Inc.*

Lucy A. Breathitt, Alexander Farms, farming; Kentucky Horse Park Foundation Board; Kentucky Horse Park Museum Board, Kentucky State Nature Preserves Commission.

William A. Combs, Jr., Secretary, Treasurer, Director, Freedom Dodge, Lexington, KY and Dana Motor Company, Cincinnati, Ohio, auto dealerships; Partner, Ellerslie Realty, Inc., Forkland Development Co., and Lexland, Lexington, KY; Director, First Security Bank , Lexington, KY.

J. William Howerton, Judge (retired November 1996) KY Court of Appeals; Lifetime Trustee Paducah Junior College; Vice Chairman Paducah McCracken Co. Joint Sewer Agency; Self-Employed Mediator, Arbitrator and Special Judge.

William S. Patterson, President, CEO, Cumberland Surety Insurance Co., Lexington, KY.

*Thomas P. Dupree, Sr. and William T. Griggs II are "interested persons" of the Trust's Investment Adviser and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership,
directorship and/or employment with Dupree & Company, Inc.   Dupree & Company,
Inc. also serves as the Trust's Transfer Agent. The other Trustees are the non-interested Trustees of the Trust.

Except as otherwise noted, each individual has held the office indicated, or other offices in the same company, for the last five years.

                                                        Pension or                                   Total
                                                        Retirement             Estimated          Compensation
                                 Aggregate           Benefits Accrued           Annual           From Trust and
     Name of Person,           Compensation             As Part of           Benefits Upon       Trust Complex
         Position               From Trust            Trust Expenses          Retirement        Paid to Trustees
------------------------------------------------------------------------------------------------------------------
Thomas P. Dupree, Sr.               -0-             None - No Pension            None                  -0-
President, Trustee                                  or Retirement Plan

William A. Combs, Jr.           $14,000             None - No Pension            None              $14,000
Chairman, Trustee                                   or Retirement Plan

William T. Griggs II                -0-             None- No Pension            None                   -0-
Vice President,                                     or Retirement Plan
Assistant Secretary,
Trustee (since 1998)

                                                                                                      Total
                                                        Pension or                                Compensation
                                                        Retirement             Estimated         From Trust and
                                 Aggregate           Benefits Accrued           Annual           Trust Complex
Name of Person,                Compensation             As Part of           Benefits Upon      Paid to Trustees
Position                        From Trust            Trust Expenses          Retirement
Lucy A. Breathitt                $14,000              None-No Pension             None              $14,000
Trustee                                             or Retirement Plan

J. William Howerton              $14,000             None- No Pension             None              $14,000
Trustee (since 2000)                                Or Retirement Plan

William S. Patterson             $14,000             None - No Pension            None              $14,000
Trustee                                              or Retirement Plan


Investment Adviser and Advisory Agreements

Our investment activities are managed by Dupree & Company, Inc., P.O. Box 1149 Lexington, Kentucky 40588-1149. Dupree & Company was formed in 1962 to continue a business founded in 1941. Dupree & Company, Inc. also serves as Transfer Agent.

Dupree & Company, Inc., may at its sole cost and expense, enter into sub-shareholder servicing agreements with commercial banks, investment advisers, or other entities to provide assistance in maintaining books, accounts and records of shareholders.

Dupree & Company, Inc. serves as the Investment Adviser for each of our eleven series pursuant to separate Investment Advisory Agreements with each series.
The agreements for the Kentucky, North Carolina and Tennessee Series' are each dated November 1, 1997. The agreements for the Alabama and Mississippi Series' are dated November 1, 1999. Each agreement will continue in effect until October 31, 2002 and may be continued thereafter for annual periods if renewed. Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the actual management of the Trust's portfolios. The compensation paid to the Investment Adviser as presented on pages 11 and 12 is inclusive of certain administrative services and provision of office space, facilities, equipment and personnel for management of the Trust. The compensation paid to the Investment Adviser pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series as follows:


Range of Total Assets                                     100,000,001-
(in dollars)                           $0-100,000,000   $ 150,000,000   $150,000,001+
All Municipal Bond Funds                     .50 of 1%       .45 of 1%      .40 of 1%
Intermediate Government Bond Series          .20 of 1%       .20 of 1%      .20 of 1%

Dupree & Company, Inc. has reserved the right to voluntarily waive management fees or assume and pay other expenses of any series of the Trust at its sole option.

In addition, the Trust has entered into a Transfer Agent/Shareholder Service Agreement with Dupree & Company, Inc. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% of all amount in excess of $20,000,000.

Indiana and Texas limit annual expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) as follows: 1.5% of the first $30,000,000 in net assets and 1% of any additional net assets for Indiana; and 2% of the first $10,000,000 of average net assets, 1.5% of the next $20,000,000 of average net assets and 1% of the remaining average net assets for Texas.

Fund Portfolio Manager
The person primarily responsible for the day-to-day management of all series of the Trust is William T. Griggs II, President of the Investment Adviser. Mr. Griggs has been Portfolio Manager since 1989.

DETERMINING NET ASSET VALUE

The price used when you buy or sell shares in a series is the next net asset value computed after we receive your order in proper form. The net asset value per share of each series is determined separately each weekday at 3:00 p.m. by dividing the total value of the assets of a series, minus liabilities, by the total number of shares outstanding. The Dupree office is closed on the following Holidays: New Year's Day (January 1), Martin Luther King Day (third Monday of January), Washington's Birthday (third Monday in February), Good Friday (varies annually), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day (December 25). A sales charge or commission does not reduce the value of your investment in any of our series.

The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect the fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

BUYING SHARES

Our goal is to make doing business with us as easy as possible. You can buy shares at the next net asset value computed after we receive your investment in proper form as described below. There is no sales charge or load.

Terms of Offering
If you send us a check that does not clear, we may cancel your order and hold you responsible for any loss that we have incurred. We may recover our loss by redeeming shares held in your account, and we may prohibit or restrict you from placing future orders.

We retain the right to reject any order, and to raise or lower the minimum investment size for any persons or class of persons. An order to purchase shares is not binding on us until confirmed in writing by the Transfer Agent.

If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

Initial Investment

Your initial investment need only be $100.00 for any of our series.

Purchases By Wire
If this is an initial investment you must first call us to tell us the following:
          .   How the account is to be registered
          .   Name of series in which you wish to invest
          .   Your address
          .   Your tax identification number
          .   Amount being wired
          .   Name of wiring bank

Our wire instructions are directed to Firstar Cincinnati, Ohio as follows:

          Firstar Bank                                      ABA # 0420-0001-3
          Alabama Tax-Free Income Series                         #821-602-844
          Alabama Tax-Free Short-to-Medium Series                #821-602-851
          Kentucky Tax-Free Income Series                        #483-622-098
          Kentucky Tax-Free Short-to-Medium Series               #483-622-106
          Mississippi Tax-Free Income Series                     #821-637-840
          Mississippi Tax-Free Short-to-Medium Series            #821-602-802
          North Carolina Tax-Free Income Series                  #483-622-338
          North Carolina Tax-Free Short-to-Medium Series         #483-622-346
          Tennessee Tax-Free Income Series                       #483-622-122
          Tennessee Tax-Free Short-to-Medium Series              #483-622-130
          Intermediate Government Bond Series                    #483-622-148

If you are adding to an existing account please call us with your name and account number.

Purchases By Mail
Make your check payable to the series you want to invest in and send your check to:
          Dupree Mutual Funds
          P.O. Box 1149
          Lexington, KY  40588-1149

Along with one of the following:
          *A completed new account form (if new account)
          *The detachable stub which you will find at the bottom of your most recent account statement
          *A letter specifying the account number and series

Automatic Purchase Plan
Once your account is open, you may make investments automatically by authorizing Dupree Mutual Funds to draw on your bank account. Please call us at the phone number on the back cover for more information.

Individual Retirement Accounts
Shareholders of the Intermediate Government Bond Series may establish Individual Retirement Accounts. Please contact us at the number on the back cover for more information.

SELLING SHARES

You may sell all or part of the shares in your account at any time without any penalties or sales commissions. To do so, simply use one of the methods described below. We will not require a signature guarantee (but reserve the right to do so); however, on your account application, you will be asked to indemnify and hold harmless the Trust, the Transfer Agent and their officers, agents and employees, from losses, claims, expenses and liabilities based on actions taken as the result of your instructions. The Trust will utilize reasonable procedures, such as recording telephone redemption request or making inquiries of information that should only be known to the shareholder and the Trust, to confirm that instructions communicated by telephone or in writing are genuine. If reasonable procedures are followed by the Trust, it will not be liable for losses due to unauthorized or fraudulent telephone instructions. The Securities and Exchange Commission is currently considering the propriety of the requirement of indemnification and hold harmless provisions.

By Telephone
In Lexington (859) 254-7741
Toll Free National Number (800) 866-0614
In North Carolina (800) 284-2562

All accounts will automatically receive telephone redemption, exchange and transfer privileges unless indicated otherwise on the initial application form. We will mail or wire the money only to the address or bank account previously filed with us. Changes to any redemption instructions must be made in writing and signed by all owners. The telephone cannot be used to redeem shares for which you hold certificates of beneficial interest or which were purchased by mail within the past 30 days.

By Mail
You must send us a written request for redemption, signed by each registered holder exactly as the shares are registered along with (if applicable):
     * Any certificates of beneficial interest
     * Documents required by Corporations, Executors, Administrators, Trustees and Guardians.

By Check
Shareholders of each of the Short-to-Medium Series, and the Intermediate Government Bond Series may redeem shares by check. In order to arrange for redemption by check, a check writing privilege form must be completed or call us at the phone number on the back cover. Checks may not be used to close an account. Checks may not be presented for payment over-the-counter at the clearing bank.


                                         Daily
Check limits                   Minimum   Maximum
Short-to-Medium Series'         $500.00  $25,000
                                $500.00  $25,000
                                $500.00  $25,000
Government Bond Series          $500.00  none

CHECK WRITING                  CHARGES:
Share Redemption:              NONE
Checks:                        NONE
Insufficient Funds:            $19.00
Stop Payment:                  $15.00


Third-Party Investments
If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from than those described here.
Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.

Payment of Redemption Proceeds
The Transfer Agent will normally mail a check or wire redemption proceeds the business day following the receipt of necessary documents in required form. In order to receive proceeds by wire the redeeming amount must be at least $500.00. If the Custodian imposes a wire charge upon the Transfer Agent, the Transfer Agent may deduct the wire charge from the proceeds. If charged, the current amount of the charge would be $10.00. Your own bank may impose a wire charge on your account to which the funds are wired.

We reserve the right on all redemptions, including redemptions by writing a check in any of the Short-to-Medium Series or Intermediate Government Bond Series, to delay payment seven days if to do otherwise would negatively affect existing shareholders.

Shares redeemed to close an account will earn dividends through the date of redemption. In addition to the redemption proceeds, redeeming shareholders will receive dividends declared but unpaid. If you redeem only a portion of your shares, you will receive all dividends declared and unpaid on all your shares on the next dividend payment date.

Redemption Price
The redemption price of shares redeemed will be their net asset value per share as calculated in the first determination of net asset value after the Trust has received all necessary documents in proper form.

Suspension of Redemption
We may suspend the right of redemption or postpone payment for more than seven days during any of the following:
*The New York Stock Exchange is closed
*The Securities and Exchange Commission determines trading on the Exchange is restricted
*There is an emergency as determined by the commission where it is not reasonably practicable for us to dispose of securities.
*Such other period as the Commission may by order permit for the protection of the shareholders

Redemption by Trust
If your account balance falls below $100 as a result of shareholder redemption and not simply market valuation change, we may redeem your shares and close out your account. We will give you notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days from the date of the notice to bring the account up to $100 before we take any action.

Redemption In Kind
The Trust does not reserve the right to redeem in kind.

Undeliverable Redemption Checks
For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be considered void. The check will be canceled and the money reinvested in the Fund.

Transfer and Exchange of Shares
You may transfer your shares to another owner. You may exchange shares between series offered in your state of residence without sales charge at the next determination of net asset value; however, the Trust reserves the right to reject any exchange in excess of $50,000 and to modify or terminate the exchange privilege at any time only upon sixty (60) days written notice. An exchange is treated for federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged. No representation is made as to the deductibility of any such loss. The Transfer Agent will provide you with information about the documents required.

Withdrawal Plan
You may withdraw fixed or variable amounts from your account at regular intervals. Once begun, a withdrawal plan may be discontinued at any time without penalty.

Inactive Accounts
If your Account is inactive (i.e., you do not make any deposits or withdrawals) and you have not otherwise communicated with us about your Account for the period provided by law, we will be required to transfer the balance of your Account as "abandoned property" to the appropriate state authority.

DIVIDENDS

Generally, we declare dividends separately for each series each business day. The Alabama, Kentucky, Mississippi, North Carolina and Tennessee Income Series pay such dividends as of the last business day of each quarter. The Alabama, Kentucky, Mississippi, North Carolina and Tennessee Short-to-Medium Series and the Intermediate Government Bond Series pay such dividends as of the last business day of each month. If no other business day(s) intervenes between a weekend or holiday on which the New York Stock Exchange is closed, then dividends will be paid on the second to last business day of the quarter (Income Series) or month (Short-to-Medium Series and Intermediate Government Bond Series). The Trustees have the authority to change dividend payment dates.

Net investment income consists of all interest income accrued on portfolio securities less all expenses. Capital gains, if any, will normally be distributed between October 31 and January 31 in order to comply with federal income tax regulations. See Statement of Additional Information. Income dividends and capital gains distributions will be paid in additional shares by credit to the shareholder's account or in cash at the shareholder's election. Any such election remains in effect until the Transfer Agent receives notice terminating the election at least three days before the payment date of a dividend or distribution. The available elections are indicated on the new account application form.

TAXES

Each series of the Trust has qualified as a "regulated investment company" (RIC) under the Internal Revenue Code. Accordingly, we must distribute at least 90% of our net income earned in any year. Ordinarily, the dividends we pay our shareholders of the Municipal Bond series will be exempt interest dividends that will be excludable from gross income for federal (including alternative minimum tax) and state income tax purposes. Dividends and distributions paid on the Government Bond Series generally will be subject to federal and state income tax. Distributions of income from investments in non-municipal securities or net short-term capital gains or net long-term capital gains exceeding our capital loss carry forwards (if any) will be taxable as more fully described in the "Statement of Additional Information." Ad valorem tax may be imposed in some states.

You should consult your tax adviser about the effects of investments in the Trust and recognize that the tax laws of the several states afford different tax treatment to their residents.

PERFORMANCE CALCULATIONS

All yield figures are based on historical earnings and are not intended to indicate future performance.

Total returns are calculated for specified periods by finding the compounded rate of return that will equal the total amount redeemed at the specified redemption date versus the initial amount invested. Average annual total return calculations consider reinvestment of all dividends and all other distributions less all expenses.

Yield quotations are based on a 30 day period in accordance with S.E.C. computation formulas as more fully described in the Statement of Additional Information.

Taxable equivalent yield is the yield that an investor would have to earn from fully taxable investments, before the investor had paid federal and any applicable state income and ad valorem taxes, in order to equal a tax-free yield.

Fund Performance
The Annual Report of Dupree Mutual Funds contains a discussion and graphs reflecting the performance of its series during the most recently completed fiscal year. A copy of the Annual Report may be obtained by writing or calling us at the numbers listed on the back cover. Performance may also be judged by comparing the series' performance to other mutual funds with comparable investment objectives through various mutual fund or market indices or rankings such as those provided by Barrons, Forbes, Fortune, Money Magazine and
Morningstar.   Periodically, information from these publications may be included in advertisements, sales literature and reports to shareholders.

FINANCIAL HIGHLIGHTS

ALABAMA TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:



                                                       ------------------------------------------------
                                                       For the year ended    For the period 1/1/2000
                                                       ------------------------------------------------
                                                          June 30, 2001          to 6/30/2000(a)
                                                       ------------------------------------------------
Net Asset Value, beginning of year                            $10.31                 $10.00
                                                       ------------------------------------------------
Income From Investment Operations:
   Net investment income                                        0.56                   0.26
   Net gains (losses) on securities
      (both realized and unrealized)                            0.68                   0.31
                                                       ------------------------------------------------
Total from investment operations                                1.24                   0.57
Less Distributions:
   Distributions (from net investment income)                  (0.56)                 (0.26)
                                                       ------------------------------------------------
Net asset value, end of year                                  $10.99                 $10.31
                                                       ================================================
Total return                                                   12.33%                  5.79% (c)
Net assets, end of year (in thousands):                       $1,297                 $  222
Ratio of expenses to average net assets                         0.21%                  0.50% (b)
Before expense reimbursement                                    1.01%                  3.26% (b)
Ratio of net investment income to
   average net assets                                           4.47%                  2.46% (b)
   After expenses reimbursement                                 5.27%                  5.23% (b)
Portfolio turnover                                             15.28%                  0.00%


(a) Commencement of operations January 1, 2000.
(b) Annualized
(c) Total return is not annualized.

KENTUCKY TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:


                                                                    For the years ended June 30,
                                                         ------------------------------------------------------------
                                                           2001         2000         1999         1998         1997
                                                         --------     --------     --------     --------     --------
Net asset value, beginning of year                       $   7.22     $   7.47     $   7.65     $   7.47     $   7.35
                                                         --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income                                      0.37         0.38         0.37         0.39         0.40
  Net gains/(losses) on securities,
    both realized and unrealized                             0.19        (0.25)       (0.18)        0.18         0.12
                                                         --------     --------     --------     --------     --------
Total from investment operations                             0.56         0.13         0.19         0.57         0.52
Less distributions:
  Distributions from net investment income                  (0.37)       (0.38)       (0.37)       (0.39)       (0.40)
                                                         --------     --------     --------     --------     --------
Net asset value, end of year                             $   7.41     $   7.22     $   7.47     $   7.65     $   7.47
                                                         ========     ========     ========     ========     ========
Total return                                                 7.94%        1.78%        2.52%        7.77%        7.14%
Net assets, end of year (in thousands)                   $467,236     $416,957     $422,996     $373,153     $327,304
Ratio of expenses to average net assets                      0.60%        0.61%        0.61%        0.62%        0.63%
Ratio of net investment income to
    average net assets                                       5.05%        5.17%        4.88%        5.14%        5.32%
Portfolio turnover                                           9.06%       15.74%       10.69%       11.80%        6.64%

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:


                                                                                  For the years ended June 30,
                                                                         -----------------------------------------------------
                                                                           2001        2000       1999       1998        1997
                                                                         -----------------------------------------------------
Net Asset Value, beginning of year                                       $  5.09     $  5.20     $  5.27   $  5.22     $  5.20
                                                                         -----------------------------------------------------
Income From Investment Operations:
   Net investment income                                                    0.23        0.21        0.21      0.21        0.22
   Net gains ( losses) on securities
   (both realized and unrealized)                                           0.13       (0.11)      (0.07)     0.05        0.02
                                                                         -----------------------------------------------------
Total from investment operations                                            0.36        0.10        0.14      0.26        0.24
Less Distributions:
   Distributions (from net investment income)                              (0.23)      (0.21)      (0.21)    (0.21)      (0.22)
                                                                         -----------------------------------------------------
Net asset value, end of year                                             $  5.22     $  5.09     $  5.20   $  5.27     $  5.22
                                                                         ======================================================
Total return                                                                7.18%       1.95%       2.58%     5.12%       4.59%
Net assets, end of year (in thousands)                                   $55,555     $51,205     $58,630   $54,124     $53,829
Ratio of expenses to average net assets                                     0.70%       0.69%       0.72%     0.74%       0.72%
Ratio of net investment income to
   average net assets                                                       4.42%       4.06%       3.89%     4.05%       4.11%
Portfolio turnover                                                         22.40%      30.57%      27.38%    20.98%      20.03%

MISSISSIPPI TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:


                                                 For the year ended   For the period 1/1/2000
                                                    06/30/01               to 6/30/2000(a)
                                                 ----------------------------------------------
Net Asset Value, beginning of year                  $10.35                  $   10.00
                                                 ----------------------------------------------
Income From Investment Operations:
   Net investment income                              0.55                       0.27
   Net gains (losses) on securities
      (both realized and unrealized)                  0.48                       0.35
                                                 ----------------------------------------------
Total from investment operations                      1.03                       0.62
Less Distributions:
   Distributions (from net investment income)        (0.55)                     (0.27)
                                                 ----------------------------------------------
Net asset value, end of year                        $10.83                  $   10.35
                                                 ==============================================
Total return                                         10.19%                      6.24% (c)
Net assets, end of period (in thousands):           $  816                  $     238
Ratio of expenses to average net assets               0.21%                      0.50% (b)
Before expense reimbursement                          1.13%                      3.35% (b)
Ratio of net investment income to
   average net assets                                 4.26%                      2.45% (b)
  After expenses reimbursement                        5.18%                      5.31% (b)
Portfolio turnover                                    0.00%                      0.00%


(a) Commencement of operations January 1, 2000.
(b) Annualized
(c) Total return is not annualized.

NORTH CAROLINA TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:


                                                                 For the years ended June 30,
                                                 ------------------------------------------------------------
                                                   2001            2000          1999        1998       1997
                                                 -------          ------        ------      ------    -------
Net asset value, beginning of year               $ 10.21         $ 10.61       $ 10.82      $10.33     $ 9.88
                                                 -------         -------       -------      ------    -------
Income from investment operations:
  Net investment income                             0.50            0.51          0.50        0.53       0.54
  Net gains/(losses) on securities,
    both realized and unrealized                    0.42           (0.40)        (0.20)       0.49       0.45
                                                 -------         -------       -------      ------    -------
Total from investment operations                    0.92            0.11          0.30        1.02       0.99
Less distributions:
  Distributions from capital gains                  0.00           (0.01)        (0.01)       0.00       0.00
  Distributions from net investment income         (0.50)          (0.50)        (0.50)      (0.53)     (0.54)
                                                 -------         -------       -------      ------    -------
Net asset value, end of year                     $ 10.63         $ 10.21       $ 10.61      $10.82     $10.33
                                                 =======         =======       =======      ======    =======
Total return                                        9.09%           1.07%         2.71%       9.99%     10.21%
Net assets, end of year (in thousands)           $25,945         $21,660       $19,456      $9,911     $3,586
Ratio of expenses to average net assets             0.55%           0.55%         0.45%       0.33%      0.25%
  Before expense reimbursement                      0.71%           0.72%         0.77%       0.76%      0.81%
Ratio of net investment income to
    average net assets                              4.55%           4.76%         4.43%       4.47%      4.72%
  After expense reimbursement                       4.71%           4.92%         4.74%       4.90%      5.29%
Portfolio turnover                                 19.71%          16.14%        11.70%      16.77%     24.13%

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.

Selected data for a share outstanding:



                                                                       For the years ended June 30,
                                                           ---------------------------------------------------
                                                              2001       2000       1999       1998       1997
                                                             -------------------------------------------------
Net Asset Value, beginning of year                           $ 9.94     $10.09     $10.24     $10.12    $ 9.99
                                                             -------------------------------------------------
Income From Investment Operations:
   Net investment income                                       0.40       0.39       0.39       0.40      0.41
   Net gains (losses) on securities
      (both realized and unrealized)                           0.31      (0.15)     (0.15)      0.12      0.13
                                                             -------------------------------------------------
Total from investment operations                               0.71       0.24       0.24       0.52      0.54
Less Distributions:
   Distributions (from net investment income)                 (0.40)     (0.39)     (0.39)     (0.40)    (0.41)
                                                             -------------------------------------------------
Net Asset Value, end of year                                 $10.25     $ 9.94     $10.09     $10.24    $10.12
                                                             =================================================
Total return                                                   7.24%      2.47%      2.35%      5.20%     5.49%
Net assets, end of year (in thousands)                       $4,875     $4,246     $3,938     $2,194    $1,458
Ratio of expenses to average net assets                        0.48%      0.48%      0.44%      0.41%     0.23%
Before expense reimbursement                                   0.78%      0.80%      0.78%      0.86%     0.82%
Ratio of net investment income to average net assets           3.63%      3.62%      3.44%      3.44%     3.46%
   After expense reimbursement                                 3.93%      3.94%      3.78%      3.89%     4.06%
Portfolio turnover                                             7.29%     25.85%     25.54%     14.89%    17.20%

TENNESSEE TAX-FREE INCOME SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.
Selected data for a share outstanding:

                                                                       For the years ended June 30,
                                                      2001           2000         1999          1998           1997
                                                   ----------     ----------    ---------     ---------      ---------
Net asset value, beginning of year                 $   10.32      $   10.77     $   10.97     $   10.53      $   10.17
                                                   ---------      ---------     ---------     ---------      ---------
Income from investment operations:
  Net investment income                                 0.52           0.53          0.54          0.54           0.54
  Net gains/(losses) on securities,
    both realized and unrealized                        0.40          (0.45)        (0.19)         0.45           0.36
                                                   ---------      ---------     ---------     ---------      ---------
Total from investment operations                        0.92           0.08          0.35          0.99           0.90
Less distributions:
  Distributions from capital gains                      0.00           0.00         (0.01)        (0.01)          0.00
  Distributions from net investment income             (0.52)         (0.53)        (0.54)        (0.54)         (0.54)
                                                   ---------      ---------     ---------     ---------      ---------
Net asset value, end of year                       $   10.72      $   10.32     $   10.77     $   10.97      $   10.53
                                                   =========      =========     =========     =========      =========
Total return                                            9.08%          0.84%         3.03%         9.57%          8.96%
Net assets, end of year (in thousands)             $  45,035      $  40,524     $  46,086     $  29,172      $  13,678
Ratio of expenses to average net assets                 0.54%          0.54%         0.48%         0.44%          0.55%
  Before expense reimbursement                          0.69%          0.67%         0.69%         0.74%          0.77%
Ratio of net investment income to
    average net assets                                  4.75%          4.97%         4.50%         4.64%          4.92%
  After expense reimbursement                           4.90%          5.09%         4.71%         4.84%          5.15%
Portfolio turnover                                     22.31%          8.80%        14.76%        12.62%          5.14%

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.
Selected data for a share outstanding



                                                                                For the years ended June 30,
                                                          --------------------------------------------------------------------------
                                                             2001            2000               1999            1998        1997
                                                          --------------------------------------------------------------------------
Net Asset Value, beginning of year                        $  10.18         $  10.33            $ 10.44       $ 10.32       $ 10.25
                                                          --------------------------------------------------------------------------
Income From Investment Operations:
   Net investment income                                      0.42             0.41               0.39          0.41          0.42
   Net gains or losses on securities
      (both realized and unrealized)                          0.17            (0.15)             (0.11)         0.12          0.07
                                                          --------------------------------------------------------------------------
Total from investment operations                              0.59             0.26               0.28          0.53          0.49
Less Distributions:
   Distributions (from net investment income)                (0.42)           (0.41)             (0.39)        (0.41)        (0.42)
                                                          --------------------------------------------------------------------------
Net asset value, end of year                              $  10.35         $  10.18            $ 10.33       $ 10.44       $ 10.32
                                                          ==========================================================================
Total return                                                  5.85%            2.53%              2.67%         5.26%         4.83%
Net assets, end of  year (in thousands)                   $  7,216         $  6,415            $ 5,819       $ 4,745       $ 2,993
Ratio of expenses to average net assets                       0.59%            0.60%              0.56%         0.51%         0.47%
Before expense reimbursement                                  0.76%            0.78%              0.73%         0.81%         0.85%
Ratio of net investment income to average net assets          3.86%            3.78%              3.52%         3.67%         3.67%
   After expense reimbursement                                4.03%            3.96%              3.69%         3.97%         4.04%
Portfolio turnover                                           48.90%           28.67%             81.81%        67.59%        24.49%

INTERMEDIATE GOVERNMENT BOND SERIES

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, are included in the annual report which is available upon request.
Selected data for a share outstanding:



                                                                             For the years ended June 30,
                                                               2001          2000       1999         1998          1997
                                                            -----------------------   --------     --------      ---------
Net asset value, beginning of year                          $  9.43        $  9.73    $  10.14     $   9.89      $   9.85
                                                            -----------------------   --------     --------      --------
Income from investment operations:
  Net investment income                                        0.64           0.65        0.64         0.66          0.72
  Net gains/(losses) on securities,
    both realized and unrealized                               0.40          (0.30)      (0.41)        0.25          0.04
                                                            -----------------------   --------     --------      --------
Total from investment operations                               1.04           0.35        0.23         0.91          0.76
Less distributions:
  Distributions from net investment income                    (0.64)         (0.65)      (0.64)       (0.66)        (0.72)
                                                            -----------------------   --------     --------      --------
Net asset value, end of year                                $  9.83        $  9.43    $   9.73     $  10.14      $   9.89
                                                            ======================    ========     ========      ========
Total return                                                  11.29%          3.76%       2.21%        9.47%         7.95%
Net assets, end of period (in thousands)                    $11,057        $10,167    $ 10,778     $  9,596      $  8,288
Ratio of expenses to average net assets                        0.42%          0.41%       0.49%        0.53%         0.50%
Ratio of net investment income to
    average net assets                                         6.56%          6.83%       6.32%        6.57%         7.20%
Portfolio turnover                                            24.94%         33.35%      24.04%       23.49%        40.86%

HOW TO REACH US

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, KY  40588-1149

PHONE
(859) 254-7741
(800) 866-0614

INVESTMENT ADVISER
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Dupree & Company, Inc.
P.O. Box 1149
Lexington, Kentucky 40588-1149

CUSTODIAN
Firstar
425 Walnut Street, ML 6118
P.O. Box 1118
Cincinnati, Ohio  45201-6118

INDEPENDENT AUDITORS
Ernst & Young LLP
1300 Chiquita Center
Cincinnati, OH  45202

LEGAL COUNSEL
Darsie &  Elste
P.O. Box 22219
Lexington, KY  40522

Additional information about the Series' investments is available in the Series' annual and semi-annual reports to shareholders. In the Series' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. A statement containing additional information about the Trust, Dated November 1, 2001 (the `Statement of Additional Information'), has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing or calling us at the address or phone number listed above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.


To request other information, free of charge, including the Statement of Additional Information, Annual and Semi-Annual reports and to make shareholder inquiries phone us at 800 866 0614.

Information about the Trust may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-942-8090. Reports and other information about the Trust are available at the Commissions Internet site at http://www.sec.gov and copies of the information may be obtained upon payment of the duplicating fee, by electronic request at the following e-mail address: Publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102


DUPREE MUTUAL FUNDS
A No-Load Fund
Prospectus, November 1, 2001


811-2918

DUPREE MUTUAL FUNDS



STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 2001

                              DUPREE MUTUAL FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION
                               November 1, 2001


                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY............................................   1

INVESTMENT OBJECTIVES AND POLICIES.........................................   1
 Portfolio Turnover........................................................   3
 Investment Restrictions...................................................   5

NON-FUNDAMENTAL RESTRICTIONS...............................................   8

INVESTMENT ADVISER AND OTHER SERVICES......................................   8
 (See "Management of the Trust" in Prospectus)

OFFICERS AND TRUSTEES......................................................  10
 (See "Management of the Trust" in Prospectus)

PORTFOLIO TRANSACTIONS.....................................................  13

SHARES OF BENEFICIAL INTEREST..............................................  14
 (See "Organization of the Trust" in Prospectus)

HOW TO PURCHASE SHARES.....................................................  15
 (See "Buying Shares" in Prospectus)

HOW TO REDEEM SHARES.......................................................  16
 (See "Selling Shares" in Prospectus)

HOW WE COMPUTE OUR YIELDS..................................................  16

TAX INFORMATION............................................................  21
 (See "Dividends" and "Taxes" in Prospectus)

FINANCIAL STATEMENTS.......................................................  25

NOTES TO FINANCIAL STATEMENTS..............................................  64

REPORT OF INDEPENDENT AUDITORS.............................................  71



This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Trust's Prospectus dated November 1, 2001. A Prospectus may be obtained, without charge, by calling or writing the Trust listed on the
back cover.   The Trust's most recent Annual and Semi-Annual Reports may also be obtained, without charge, by calling or writing the Trust as listed on the back cover.

                        GENERAL INFORMATION AND HISTORY

Dupree Mutual Funds is a no-load mutual fund that offers shares in separate investment series to the public. We have been in continuous operation since 1979, first as the Kentucky Tax-Free Income Fund, Inc. and in our current form since 1987. We were organized as a Kentucky Business Trust on July 1, 1987 as the successor to the fund organized in 1979. We currently offer no-load mutual fund shares in eleven series that invest in professionally managed bond portfolios. Our Investment Adviser for each series of shares is Dupree &
Company, Inc.   Dupree & Company is a Lexington, Kentucky firm with more than 50 years experience in managing, underwriting and trading Kentucky municipal securities.

                      INVESTMENT OBJECTIVES AND POLICIES

As stated in our Prospectus, our investment objective for each of our eleven series is to realize the highest level of income available, as determined by a shareholder's state of residence, without undue risk to principal. Ten of the eleven series we offer invest in professionally managed bond portfolios consisting of municipal securities issued in a single state. These series (with only minor exceptions) invest in municipal securities from Alabama, Kentucky, Mississippi, North Carolina or Tennessee in order to provide interest income exempt from federal income tax (including alternative minimum tax) and in the states where our shares are offered, from state income tax as well. Investors should consult our Prospectus for a description of the investment objectives of each series and the manner in which each series seeks to achieve its objectives.

We have established a number of investment policies and restrictions to help ensure that the investments of each series are consistent with its investment goals. Certain of these policies are deemed "fundamental", meaning that they are subject to change only upon approval by the holders of a majority of shares of the affected series. "Non-fundamental policies" may be changed without a vote of the shareholders. The fundamental policies of each of the series are set forth below and in the "Investment Restrictions" section that follows. As used in the Prospectus and this Statement of Additional Information, with respect to any matter requiring shareholder approval, whether it be shareholder approval within an affected series or the shareholders of the Trust, the phrase "majority of our shares" means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding shares of the affected series are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the affected series, whichever is less.

                        Alabama Tax-Free Income Series
                    Alabama Tax-Free Short-to-Medium Series
                        Kentucky Tax-Free Income Series
                   Kentucky Tax-Free Short-to-Medium Series
                      Mississippi Tax-Free Income Series
                  Mississippi Tax-Free Short-to-Medium Series
                     North Carolina Tax-Free Income Series
                North Carolina Tax-Free Short-to-Medium Series
                       Tennessee Tax-Free Income Series
                   Tennessee Tax-Free Short-to Medium Series

As stated in our Prospectus, the investment objective our ten municipal bond series is to realize the highest level of tax-exempt income, available as determined by a shareholder's state of residence, without undue risk to principal. In general, interest income derived from municipal securities is exempt from federal income tax (including alternative minimum tax) and, for residents of the states in which we offer shares, from state income tax as well. Accordingly, as a matter of fundamental policy, these series invest in tax-exempt issues from a single state, one of either Alabama, Kentucky, Mississippi, North Carolina or Tennessee, in order to maximize the tax exemption available to shareholders in the states where are our shares are offered. The only exception to this policy is that, when abnormal market conditions warrant doing so, we may from time to time invest in taxable securities on a temporary basis. Investors should consult our Prospectus and the "Tax Information" section that follows for a more complete discussion of the tax consequences of these investment policies. The Kentucky Tax-Free Income Series and the Tennessee Tax-Free Income Series maintain diversified portfolios, while the Alabama Tax-Free Income Series, the Alabama Tax-Free Short-to-Medium Series, Kentucky Tax-Free Short-to-Medium Series, the Mississippi Tax-Free Income Series, the Mississippi Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, and the Tennessee Tax-Free Short-to-Medium Series maintain non-diversified portfolios.

At least 80% of the Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities we purchase must have municipal bonds within the four highest grades assigned by a recognized rating agency at the time of purchase; or municipal notes rated at the time of purchase within the three highest grades assigned by a recognized rating service or Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal bonds and notes not rated within the grades specified above, but secured by the full faith and credit of the United States government. A description of the general characteristics of the municipal securities qualifying for ratings specified above follows.

No more than 20% of the value of our total assets in each of the Alabama Series, the Kentucky Series, the Mississippi Series, the North Carolina Series or the Tennessee Series will be invested in securities which are not rated, but which, in the opinion of our Investment Adviser, would have been rated at the grades indicated above if the issuers had sought a rating at the time of issuance. Issuers do not always secure ratings for reasons of cost, or when ratings are not needed to effectuate the sale. No special or particular risk is associated solely with unrated securities.

The ratings described below reflect the opinions of the issuing rating service as to the quality of the municipal securities they undertake to rate. As such, the ratings represent broad guidelines rather than absolute standards of quality. You should also bear in mind that rating agencies usually rate an issue of municipal securities at the time it is first offered to the public, and that, once issued, a rating is seldom updated unless and until the municipal issuer makes a further offering of its securities. Our Investment Adviser will make its own evaluation of each security it selects for our portfolios and will continue to evaluate each portfolio security so long as we hold it.

Ratings of Municipal Notes and Bonds
------------------------------------

Rating agencies denote quality ratings in descending alphabetic order with the highest quality securities having a rating of three A's. Securities rated with three A's are considered the best quality; two A's denote high quality with some elements that would make long-term risks appear somewhat larger; and securities issued denoted with A are regarded as a safe upper medium grade obligation. Three B's or a combination of a B and two A's are considered medium grade
neither highly protected nor poorly secured.   Interest payments and principal
security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over a great length of time. Some rating agencies may denote ratings on notes in a numeric order with an one being the best quality, two representing high quality with margins of protection ample, although not so large as in the preceding group, and a three representing favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

Municipal Securities
--------------------

Municipal securities are obligations issued by the states, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is exempt from federal and state income taxes and in Tennessee the Hall tax.

Municipal bonds are issued for various public purposes, including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal and state income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities, such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in industrial building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the "Investment Restrictions."

There are five general types of municipal bonds. General obligation bonds are secured by the issuer's pledge of its full faith, honor, credit and/or taxing power for the payment of principal and interest. Revenue bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, bridge or highway tolls, parking fees, sports event gate receipts, etc. Although municipal authorities issue industrial building revenue bonds, revenues derived from a lease rental contract with a non-governmental user secure them. Some revenue bonds, including industrial building revenue bonds, are secured by a mortgage on the rental property. Improvement assessment bonds are obligations secured by a special assessment (e.g. a sewer charge) that the governmental issuer imposes on each owner of property benefited by the improvement (e.g. a sanitary sewer project). The assessments are similar to taxes and have a priority that is similar to a tax lien. Refunded or defeased bonds are secured by an escrow fund, which usually is invested in United States government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security.

Because of constitutional limitations, the state of Kentucky cannot enter into a financial obligation of more than two years' duration, and no other municipal issuer within the state can enter into a financial obligation of more than one year's duration. As a consequence, the payment and security arrangements applicable to Kentucky revenue bonds differ significantly from those generally applicable to municipal revenue bonds in other states. Many city and county construction projects are financed through bonds that are nominally issued in the name of a public corporation that holds title to the project and leases the project back to the city or county on a year-to-year renewable basis. In this situation, the rent that the nominal issuer receives from the actual user of the property financed by the bonds is the only source of any security for the payment of the bonds, so that a failure by the user to renew the lease in any year will put the bonds into default.

At times, we may purchase municipal securities when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase securities on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a "when-issued" purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal securities traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission. However, there have been proposals that could lead to future regulation of these securities by the Commission.

Intermediate Government Bond Series
-----------------------------------

As stated in our Prospectus, our investment objective for this series is to realize the highest level of income available without undue risk to principal by investing in a portfolio consisting of: 1) bonds issued by the U.S. Government such as U.S. Treasury Notes and Bills; 2) bonds issued by agencies or instrumentalities of the U.S. Government such as obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Bank; 3) bank accounts fully insured by the FDIC or collateralized by federal government or federal agency bonds; and 4) repurchase agreements fully collateralized by issues of the U.S. Government or its agencies. The Intermediate Government Bond Series will maintain a non-diversified portfolio as described in our Prospectus and in the "Investment Restrictions" section below.

                              PORTFOLIO TURNOVER

Portfolio turnover is defined to be the lesser of purchases or sales divided by the average monthly value of the portfolio. The portfolio turnover rate is expressed as a percentage ratio calculated by taking the lesser of sales or purchases of securities as the numerator and dividing by the average monthly value of the entire portfolio, excluding short-term investments from both the numerator and denominator. Portfolio turnover for each of the series offered will vary depending on a number of factors, including net capital flows into or out of each series, our investment strategy, and market conditions.

Portfolio turnover rate may influence a series' yield under certain conditions. In periods of declining interest rates, the series' yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the series will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the series from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the series' portfolio, thereby reducing the current yield of the series. In periods of rising interest rates, the opposite can be true.

Alabama Tax-Free Income Series
Alabama Tax-Free Short-to-Medium Series
Kentucky Tax-Free Income Series
Kentucky Tax-Free Short-to-Medium Series
Mississippi Tax-Free Income Series
Mississippi Tax-Free Short-to-Medium Series
North Carolina Tax-Free Income Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Income Series
Tennessee Tax-Free Short-to-Medium Series

We do not intend to purchase Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities for short-term profits. Securities will be purchased and sold in response to our management's evaluation of the issuer's ability to meet its debt obligations in the future. However, a security purchased at any earlier date may be sold in anticipation of a market decline (a rise in interest rates), and a security purchased in anticipation of a market rise (a decline in interest rates) may be sold at any later date. In addition, a security may be sold and another purchased when, in the opinion of our management, a favorable yield spread exists between those particular issuers or in different market sectors. Finally, in order to obtain an immediate yield on the cash proceeds from the sale of our shares pending the selection and availability of a more permanent investment, we may temporarily acquire Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities under informal repurchase arrangements with a bank. Typically, under these arrangements, we would resell such securities to the bank, and the bank would repurchase them from us, within a short period of time, usually not more than seven days.

Based on current trends, we expect portfolio turnover in the coming year to be similar to that of the past year for all series. At this time, we do not anticipate any change in the investment strategy that would significantly impact portfolio turnover rate and therefore we expect that the turnover rate for the coming year will be influenced mainly by the net growth of each series and by market conditions.


For the fiscal year ended June 30, 2001 the portfolio turnover rate for the Alabama Tax-Free Income Series was approximately 15.28%, as compared with a rate of 0.00% for the fiscal year ended June 30, 2000. Fiscal 2000-2001 was a year of relatively stable turnover. Since we expect declining interest rates for the upcoming fiscal year, 2001-2002 should reflect a similar portfolio turnover.




For the fiscal year ended June 30, 2001 the portfolio turnover rate for the Kentucky Tax-Free Income Series was approximately 9.06%, as compared with a rate of approximately 15.74% for the fiscal year ended June 30, 2000. Fiscal 2000-2001 was a year of relatively stable turnover. Since we expect declining interest rates for the upcoming fiscal year, 2001-2002 should reflect a similar portfolio turnover.



For the fiscal year ended June 30, 2001, the portfolio turnover rate for the Kentucky Tax-Free Short-to-Medium Series was approximately 22.40%, as compared with a rate of approximately 30.57% for the fiscal year ended June 30, 2000. Since we expect declining interest rates for the upcoming fiscal year, 2001-2002 should reflect a similar portfolio turnover.



For the fiscal year ended June 30, 2001 the portfolio turnover rate for the Mississippi Tax-Free Income Series was 0.00%, as compared with a rate of 0.00% for the fiscal year ended June 30, 2000. Fiscal 2000-2001 was a year of relatively stable turnover. Since we expect declining interest rates for the upcoming fiscal year, 2001-2002 should reflect a similar portfolio turnover.



For the fiscal year ended June 30, 2001, the portfolio turnover rate for the North Carolina Tax-Free Income Series was approximately 19.71% as compared with a rate of approximately 16.14% for the fiscal year ended June 30, 2000. Since we expect declining interest rates for the upcoming fiscal year, 2001-2002 should reflect a similar portfolio turnover.



For the fiscal year ended June 30, 2001, the portfolio turnover rate for the North Carolina Tax-Free Short-to-Medium

Series was approximately 7.29% as compared with a rate of approximately 25.85% for fiscal year ended June 30, 2000. Since we expect declining interest rates for the upcoming year, fiscal 2001-2002 should reflect a similar portfolio turnover.



For the fiscal year ended June 30, 2001, the portfolio turnover rate for the Tennessee Tax-Free Income Series was approximately 22.31% as compared with a rate of approximately 8.80% for the fiscal year ended June 30, 2000. Since we expect declining interest rates for the upcoming year, fiscal 2001-2002 should reflect a similar portfolio turnover.



For the fiscal year ended June 30, 2001, the portfolio turnover rate for the Tennessee Tax-Free Short-to-Medium Series was approximately 48.90% as compared with a rate of approximately 28.67% for fiscal year ended June 30, 2000. Since we expect declining interest rates for the upcoming year, fiscal 2001-2002 should reflect a similar portfolio turnover.


Intermediate Government Bond Series
-----------------------------------

For the fiscal year ended June 30, 2001 the portfolio turnover rate was approximately 24.94% as compared with a rate of approximately 33.35% for the fiscal year ended June 30, 2000. Since we expect declining interest rates for the upcoming year, fiscal 2001-2002 should reflect a similar portfolio turnover.


                            INVESTMENT RESTRICTIONS

We have adopted certain investment restrictions that may not be changed without the approval of the holders of a majority of the shares representing the affected series. Under these restrictions, we may not take any of the following actions with respect to each series:

Kentucky and Tennessee Tax-Free Income Series
---------------------------------------------

1. With respect to 75% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky and Tennessee, each political subdivision of each state, and each district, authority, agency or instrumentality of each state or any of either states' political subdivisions will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven business days, if, as a result more than 10% of the value of our net assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.     Purchase or sell commodities or commodity contracts.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result, more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other tax exempt municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.    Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.    Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.    Write or invest in put or call options, or any combination thereof.

16.    Issue senior securities.


Alabama, Kentucky,  Mississippi, North Carolina and Tennessee Tax-Free Short-to-
-------------------------------------------------------------------------------
Medium Series, and North Carolina Tax-Free Income Series
--------------------------------------------------------

1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, each political subdivision of the state, and each district, authority, agency or instrumentality of the state or any of its political subdivisions will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result, more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other tax exempt municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.    Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.    Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.    Write or invest in put or call options, or any combination thereof.

16.    Issue senior securities.


Alabama, Kentucky,  Mississippi, North Carolina and Tennessee Tax-Free Short-to-
-------------------------------------------------------------------------------
Medium Series, and North Carolina Tax-Free Income Series
--------------------------------------------------------

1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, each political subdivision of the state, and each district, authority, agency or instrumentality of the state or any of its political subdivisions will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

9. Purchase equity securities or securities convertible into equity securities.

10. Purchase any security, if, as a result, more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other tax exempt municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.    Invest in companies for the purpose of exercising management or control.

12. Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.    Make short sales of securities.

14. Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.    Write or invest in put or call options, or any combination thereof.

16.    Issue senior securities.


Alabama, Kentucky,  Mississippi, North Carolina and Tennessee Tax-Free Short-to-
-------------------------------------------------------------------------------
Medium Series, and North Carolina Tax-Free Income Series
--------------------------------------------------------

1. With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, each political subdivision of the state, and each district, authority, agency or instrumentality of the state or any of its political subdivisions will be deemed to be a separate issuer.

2. Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and/or bond purchase commitments and then only in an amount not exceeding 5% of the value of our total assets.

3. Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4. Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

5. Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6. Underwrite the securities of other issuers, except to the extent that our purchase of Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7. Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

Investment Adviser without any change in personnel or services.

Pursuant to the Agreements, Dupree & Company, Inc. provides us with investment supervisory services, office space and facilities, and corporate administration. Specifically, the Dupree firm has undertaken to obtain and evaluate relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities; to formulate a continuing program for the management of our assets in a manner consistent with our investment objectives; and to implement this program by selecting the securities to be purchased or sold by us and placing orders for such purchases and sales. In addition, the Dupree firm provides for our office needs, maintains our books and records, assumes and pays all sales and promotional expenses incurred in the distribution of our shares out of its own resources without reimbursement from the Trust, staffs us with persons competent to perform all of our executive and administrative functions, supervises and coordinates the activities of our institutional and other agents (e.g., custodian, transfer agent, independent accountants, outside legal counsel), and permits its officers and employees to serve us as trustees and officers, all without additional cost to us. Dupree & Company, Inc. may contract with commercial banks or other entities to assist in the provision of shareholder services.

Under the Agreements for each of the series, neither Dupree & Company, Inc. nor any of its directors, officers or employees performing executive or administrative functions for us will be liable to us for any error of judgment, mistake of law or other act or omission in connection with a matter to which the Agreements relate, unless such error, mistake, act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or otherwise constitutes a breach of fiduciary duty involving personal misconduct.

Under the terms of the Agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each series determined separately, .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each series determined separately, and .40 of 1% of the average daily net assets in excess of $150,000,001 of each series determined separately. For the Government Bond Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .2 of 1%. The fees are payable to Dupree & Company, Inc. in monthly installments. Dupree & Company, Inc. has reserved the right to voluntarily subsidize any series of the Trust at its sole option. During the past three fiscal years the following fees have been paid the Investment Adviser and the following reimbursements have been received from the Investment Adviser.


                                                    Year Ended  Year Ended  Year Ended
                                                      6-30-01     6-30-00     6-30-99
Alabama Tax-Free Income Series
   Fees                                             $    3,340  $      442          -0-
   Reimbursements                                        5,378       2,465          -0-
Kentucky Tax-Free Income Series
   Fees                                              1,907,501   1,811,557   $1,772,796
   Reimbursements                                          -0-         -0-          -0-
Kentucky Tax-Free Short-to-Medium Series
   Fees                                                256,985     298,951      297,805
   Reimbursements                                          -0-         -0-          -0-
Mississippi Tax-Free Income Series
   Fees                                                  2,334         431          -0-
   Reimbursements                                        4,300       2,461          -0-
North Carolina Tax-Free Income Series
   Fees                                                119,012     100,495       69,119
   Reimbursements                                       36,710      33,574       42,430
North Carolina Tax-Free Short-to-Medium Series
   Fees                                                 22,812      21,772       13,989
   Reimbursements                                       13,753      13,930        9,519

                                                    Year Ended  Year Ended  Year Ended
                                                      6-30-01     6-30-00     6-30-99
Tennessee Tax-Free Income Series
   Fees                                               212,689     210,691      206,464
   Reimbursements                                      65,709      53,121       86,844
Tennessee Tax-Free Short-to-Medium Series
   Fees                                                33,373      34,421       33,510
   Reimbursements                                      11,400      12,785       11,427
Intermediate Government Bond Series
   Fees                                                21,622      21,535       21,315
   Reimbursements                                         -0-         -0-          -0-


The Alabama Tax-Free Short-to-Medium Series and the Mississippi Tax-Free Short-to-Medium Series had not commenced operations as of June 30, 2001.

Indiana and Texas limit annual expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) as follows: 1.5% of the first $30,000,000 in net assets and 1% of any additional net assets for Indiana; and 2% of the first $10,000,000 of average net assets, 1.5% of the next $20,000,000 of average net assets and 1% of the remaining average net assets for Texas.

                                  OTHER SERVICES

Firstar, 425 Walnut Street, ML 6118, PO Box 1118, Cincinnati, Ohio 45201-1118 serves as Custodian for the Trust. Firstar Bank is responsible for the safekeeping of the assets of each series of the Trust. Firstar presents for payment the coupons of the municipal bonds held by it or its sub-custodians and deposits payment to the Trust accounts.

Bank of the Bluegrass, 101 East High Street, Lexington, Kentucky 40507 assists the Transfer Agent in the clearing of redemption checks of shareholders of the Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series. Compensation Is based on a base fee of $625.00 per year plus $2.00 per check processed and is paid by the Transfer Agent. For the past three fiscal years, Bank of the Bluegrass was paid $10,453, $11,411 and $11,440.


Ernst & Young LLP, 1300 Chiquita Center, 250 East 5/th/ Street, Cincinnati, Ohio 45202 serves as the independent auditors of the Trust, providing expertise in accounting and taxation, including tax return preparation.

Dupree & Company, Inc., serves as the Transfer Agent and Dividend Paying Agent of the Trust, collecting monies from new shareholders and paying dividends and redemption proceeds to shareholders, in addition to maintaining books and accounts of shareholder transactions. Each Series of the Trust has an agreement with Dupree & Company Inc., as Transfer Agent, by the terms of which a fee is paid computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 and .12% on all amounts in excess of $20,000,000.

                             OFFICERS AND TRUSTEES

The Board of Trustees meets on a quarterly basis to discuss, review and act upon business matters of the Trust. The Board adopts general policy and charges Dupree & Company with the responsibility for daily investment, shareholder servicing and management decisions. The Audit Committee of the Board of Trustees comprised of the four "non interested" Trustees meets annually, or more often if needed, to review accounting, management, pricing and control functions of the Trust. During the most recently completed fiscal year the Audit Committee met once.

The following table sets forth information as to our officers and trustees:

Interested Persons:
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
Name, Address and Age        Position(s)    Term of Office      Principal Occupation(s)        Number of     Other
                             held with      and Length of       During Past 5 Years            Portfolios    Director-ships
                             Fund           Time Served                                        in Fund       Held by
                                                                                               Complex       Director
                                                                                               Overseen by
                                                                                               Trustee
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
THOMAS P. DUPREE, SR.*       President      Annual Term         Chairman of the Board of            9        Office Suites
125 South Mill Street        and Trustee    22  years  service  Dupree & Company, Inc.,                      Plus
Lexington, KY 40507                         as  President  and  President of Dupree
Age:  71                                    Trustee (Director)  Investment Advisers, Inc.
                                                                Director, Office Suites
                                                                Plus, Inc.
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
WILLIAM T. GRIGGS, II*       Vice           Annual Term         President of Dupree &               9
125  South Mill Street       President      3 years of          Company, Inc. and Dupree
Lexington, KY  40507         Assistant      Service as          Investment Advisers, Inc.
Age:  50                     Secretary      Director;  9
                             and Trustee    years of Service
                                            as Vice
                                            President,
                                            Assistant
                                            Secretary
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
MICHELLE M. DRAGOO           Vice           4 years of          Vice President of Dupree &
125  South Mill Street       President,     Service as Vice     Company, Inc. and Dupree
Vine Center, Suite 100       Secretary,     President,  2       Investment Advisers, Inc.
Lexington, KY  40507         Treasurer      years of Service
Age:  40                                    as Secretary,
                                            Treasurer
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
ALISON L. ARNOLD             Assistant      9     years     of  Assistant Vice President of
125  South Mill Street       Vice           Service         as  Dupree & Company, Inc. and
Vine Center, Suite 100       President      Assistant     Vice  Dupree Investment Advisers,
Lexington, KY  40507                        President           Inc.
Age:  41
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
Non Interested Persons
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
WILLIAM A. COMBS, JR.        Chairman,      Annual Term         Secretary, Treasurer,               9        First
111 Woodland Ave., #510      Trustee        1 year of Service   Director, Dana Motor                         Security
Lexington, KY 40502                         Chairman; 13        Cincinnati, Ohio;                            Bank,
Age:  61                                    years of  Service   Secretary-Treasurer,                         Lexington, KY
                                            Trustee             Director Freedom Dodge,
                                                                Lexington, KY; Secretary,
                                                                Treasurer, Director
                                                                Ellerslie Realty Inc.,
                                                                Lexington, KY; Partner,
                                                                Forkland Development Co.,
                                                                Lexington, KY; Partner,
                                                                Lexland, Lexington, KY.;
                                                                Director, First Security
                                                                Bank , Lexington, KY
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------

---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
Name, Address and Age        Position(s)    Term of Office      Principal Occupation(s)        Number of     Other
                             held with      and Length of       During Past 5 Years            Portfolios    Director-ships
                             Fund           Time Served                                        in Fund       Held by
                                                                                               Complex       Director
                                                                                               Overseen by
                                                                                               Trustee
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
LUCY A. BREATHITT            Trustee        Annual Term         Alexander Farms, farming;           9
1703 Fairway Drive                          5 years             of Kentucky Horse Park
Lexington, KY 40502                         Service Trustee     Foundation Board; Kentucky
Age:  64                                                        Horse Park Museum Board,
                                                                Kentucky State Nature
                                                                Preserves Commission
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
J. WILLIAM HOWERTON          Trustee        Annual Term         Judge (retired November             9
3954 Primrose Place                         1 year of Service   1996) KY Court of Appeals;
Paducah, KY 42001                           Trustee             Lifetime Trustee Paducah
Age:  69                                                        Junior College; Vice
                                                                Chairman Paducah McCraken
                                                                Co. Joint Sewer Agency;
                                                                Self-Employed Mediator,
                                                                Arbitrator and Special Judge.
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------
WILLIAM S. PATTERSON         Trustee        22 Years of         President, CEO, Cumberland         9
367 West Short Street                       Service             Surety Co., Lexington, KY,
Lexington, KY 40507                         Trustee             President, Patterson & Co.,
Age:  69                                                        Frankfort, KY, (real estate
                                                                development, thoroughbred
                                                                horse breeding, farming)
---------------------------- -------------- ------------------- ------------------------------ ------------- ---------------



As of December 31, 2000 shares of the Trust were owned by our trustees as shown below.



--------------------------------------------------------------- ------------------------------------------------------------
Name of Trustee                                                 Dollar Range of Equity Securities in the Fund
--------------------------------------------------------------- ------------------------------------------------------------
Thomas P. Dupree                                                Over $100,000
--------------------------------------------------------------- ------------------------------------------------------------
William T. Griggs II                                            $1 - $10,000
--------------------------------------------------------------- ------------------------------------------------------------
William A. Combs, Jr.                                           Over $100,000
--------------------------------------------------------------- ------------------------------------------------------------
Lucy A. Breathitt                                               Over $100,000
--------------------------------------------------------------- ------------------------------------------------------------
J. William Howerton                                             Over $100,000
--------------------------------------------------------------- ------------------------------------------------------------
William S. Patterson                                            None
--------------------------------------------------------------- ------------------------------------------------------------


As of December 31, 2000 none of the non-interested Trustees nor members of their immediate family held any beneficial interest in the Trust's investment adviser, nor were the non-interested Trustees under direct or indirect or common control with the investment adviser as reflected in the chart below. Further, the Trust does not have an underwriter.



-------------------------- ---------------- --------------------------- ------------------ ----------------- ---------------
Name of Trustee            Name of Owners   Company                     Title of Class     Value of          Percent of
                           and Relationships                                               Securities        Class
                           to Trustee
-------------------------- ---------------- --------------------------- ------------------ ----------------- ---------------
William A. Combs, Jr.            N/A        Dupree & Company, Inc.             N/A               None             None
-------------------------- ---------------- --------------------------- ------------------ ----------------- ---------------
Lucy A. Breathitt                N/A        Dupree & Company, Inc.             N/A               None             None
-------------------------- ---------------- --------------------------- ------------------ ----------------- ---------------
J. William Howerton              N/A        Dupree & Company, Inc.             N/A               None             None
-------------------------- ---------------- --------------------------- ------------------ ----------------- ---------------
William S. Patterson             N/A        Dupree & Company, Inc.             N/A               None             None
-------------------------- ---------------- --------------------------- ------------------ ----------------- ---------------


Each series of the Trust is served by Dupree & Company, Inc. as its investment adviser. In approving the investment adviser contracts, the Trustees consider the long experience of Dupree & Company, Inc. in the municipal securities industry, the office and staffing provided for personal service to shareholders, the fee structure for the services provided by Dupree & Company, Inc. and the past performance record of Dupree Mutual Funds while served by Dupree & Company, Inc. The Trustees considered the rates of return of each of the series to be favorable to other funds with similar portfolios. The Trustees concluded that the personal service offered by Dupree & Company, Inc. staff to shareholders was important in view of the age demographics of the shareholders. The fee structure for services appeared reasonable as compared with other funds. The Trustees also found the consistent high ratings of each series by Morningstar to indicate high quality investment advice. The Trustees also considered the responsiveness to audit, regulatory and management requirements to be a positive factor in choosing to continue Dupree & Company, Inc. advisory contracts.



                                                        Compensation Table
-------------------------- ----------------------- ------------------------ ----------------------- ------------------------
Name of Person, Position   Aggregate               Pension or Retirement    Estimated Annual        Total Compensation
                           Compensation from Fund  Benefits Accrued As      Benefits upon           From Fund and Fund
                                                   Part of Fund Expenses    Retirement              Complex Paid to
                                                                                                    Trustees
-------------------------- ----------------------- ------------------------ ----------------------- ------------------------
Thomas P. Dupree                    -0-                      -0-                     -0-                      -0-
President,  Trustee
-------------------------- ----------------------- ------------------------ ----------------------- ------------------------
William A. Combs                  $14,000                    -0-                     -0-                    $14,000
Chairman, Trustee
-------------------------- ----------------------- ------------------------ ----------------------- ------------------------
William T. Griggs II                -0-                      -0-                     -0-                      -0-
-------------------------- ----------------------- ------------------------ ----------------------- ------------------------
Lucy A. Breathitt                 $14,000                    -0-                     -0-                    $14,000
-------------------------- ----------------------- ------------------------ ----------------------- ------------------------
J. William Howerton               $14,000                    -0-                     -0-                    $14,000
-------------------------- ----------------------- ------------------------ ----------------------- ------------------------
William S. Patterson              $14,000                    -0-                     -0-                    $14,000
-------------------------- ----------------------- ------------------------ ----------------------- ------------------------



For the current fiscal year the four non-interested Trustees (who all serve on the audit committee) will be entitled to fees of $14,000 each plus $1,000.00 per audit committee meeting.

                                 Code of Ethics

Dupree Mutual Funds and Dupree & Company, Inc. have adopted Codes of Ethics applicable to all Trustees, Officers and access persons. Personnel subject to the Codes of Ethics are permitted to invest in securities that may be purchased or held by the Trust; however such securities transactions must be disclosed on a quarterly basis.


                             PORTFOLIO TRANSACTIONS

Ordinarily, portfolio securities for each series are purchased from underwriters at prices that include underwriting fees or from primary market makers acting as principals and selling to us at net prices. In either case, we would not pay any brokerage commission. Transactions placed with dealers serving as primary market makers are executed at prices within the spread between the bid and asked prices for the securities.

Decisions with respect to the purchase and sale of our portfolio securities, including the allocation of principal business and portfolio brokerage, are made by our Investment Adviser, Dupree & Company, Inc. Our Investment Adviser has discretionary authority to implement these decisions by placing orders for the purchase or sale of securities for our account with underwriters, dealers or brokers selected by it for that purpose. However, Dupree & Company, Inc. will not deal with us as principal, or as our agent, in purchasing and selling securities for our accounts. Purchases and sales of securities for the Trust's portfolios, as well as allocation of brokerage, are reviewed quarterly by the Trust's Board of Trustees. Dupree & Company, Inc. on behalf of the Trust has from time to time executed trades through Paine Webber, Inc., in which Thomas P. Dupree, Jr. acted as the broker. Each of these trades is either an exclusive offering or the high bid on bonds for sale. Each is reviewed by the board on an individual basis.

Dupree & Company, Inc. has advised us that, in placing orders for the purchase and sale of our portfolios transactions, it will seek execution at the most favorable prices through responsible brokers, in agency transactions, at competitive commission rates. Our investment adviser has also advised us that, in selecting brokers to execute our portfolio transactions, it will give consideration to such factors as the price of the security, the rate of commission, if any, the size and difficulty of the order, the reliability, integrity, financial conditions and general execution and operating capabilities of competing brokers, and the brokerage and research services which they provide to our investment adviser.

Dupree & Company, Inc. has further advised us that it does not presently intend to award brokerage on our portfolios to brokers who charge higher commissions because of research services they provide. However, under our Investment Advisory Agreements with it, we have authorized the investment adviser to adopt a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. Under such a policy, a broker furnishing research services could be paid a higher commission than the commission that would be paid to another broker which either does not furnish research services or furnishes research services deemed to be of lesser value, if such higher commission is deemed to be reasonable in relation to the value of the brokerage and research services provided by the broker charging it, either in terms of that particular transaction or in terms of the overall responsibilities of the investment advisor with respect to the accounts as to which it exercises investment discretion. Research services furnished by a broker can include evaluation of the market prices of securities in the Trust's portfolios, evaluation of potential additions to the Trust's portfolios and credit analysis of particular issuers of securities.

Whether and to what extent net prices or commissions charged by brokers selected by Dupree & Company, Inc. reflect an element of value for research services cannot presently be determined. To the extent that research services of value are provided by brokers with or through which the investment adviser places our portfolio transactions, the investment adviser may be relieved of expenses it might otherwise bear. Research services furnished by brokers could be useful and of value to the investment adviser in serving its other clients as well as us; but, on the other hand, research services obtained by the investment adviser as a result of placing portfolio brokerage of its other clients could be useful and of value to it in serving us.

It is not the practice of Dupree & Company, Inc. to allocate principal business or portfolio brokerage on the basis of share sales. However, brokers effecting purchases of our shares for their customers may participate in principal transactions of brokerage allocated as described in the preceding paragraphs. The Dupree firm has advised us that, when it purchases Kentucky municipal securities for our portfolios in underwriting, it will seek to negotiate a purchase price reflecting a reduction from the initial public offering price by an amount equal to some or all of the applicable selling group concessions.

No brokerage commissions have been paid by the Trust during the three most recent fiscal years.

                         SHARES OF BENEFICIAL INTEREST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Business Trust is the successor of Kentucky Tax-Free Income Fund, Inc. The Trust offers shares of beneficial interest of separate series without par value. The Trust is authorized to create an unlimited number of new series, but at this time the Trust is offering shares in eleven series as described in the Prospectus: Alabama Tax-Free Income Series, Alabama Tax-Free Short-to-Medium Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Mississippi Tax-Free Short-to-Medium Series,North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series.

Each share has one vote. Fractional shares have proportionate voting rights and participate pro rata in dividends and distributions. Our shareholders have cumulative voting rights for the election of Trustees. This means that, in each election of Trustees, each shareholder has the right to cast a number of votes equal to the number of Trustees to be elected and to cast all of such votes for one candidate or distribute such votes among two or more candidates, as the shareholder sees fit. When issued, our shares are fully paid and non-assessable.

As of October 15, 2001 the following persons were known to the Trust to be beneficial owners of more than five percent of the outstanding shares of the following series:

--------------------------------------------------------------------
Name(s) of Share Owners                       Percent of Shares Held
--------------------------------------------------------------------
Alabama Tax-Free Income Series
--------------------------------------------------------------------
James P. Walker                                              17.15%
--------------------------------------------------------------------
Harold R. Miller                                             14.07%
--------------------------------------------------------------------
Charles E. Wright                                            11.04%

--------------------------------------------------------------------

--------------------------------------------------------------------
Name(s) of Share Owners                       Percent of Shares Held
--------------------------------------------------------------------
James C. Ashburn                                              6.65%
--------------------------------------------------------------------
Joel G. Hicks                                                 5.70%
--------------------------------------------------------------------
Robert O. Rausch                                              5.66%
--------------------------------------------------------------------
KY Tax-Free Short-to-Medium Series
==================================----------------------------------
P. M. King                                                    5.41%
--------------------------------------------------------------------
Mississippi Tax-Free Income Series
==================================----------------------------------
Clifton B. Marlin                                            12.04%
--------------------------------------------------------------------
Roy B. Fulton                                                11.89%
--------------------------------------------------------------------
Thomas E. Drake                                              11.09%
--------------------------------------------------------------------
Bobby Raines                                                  9.84%
--------------------------------------------------------------------
John D. Burk                                                  7.48%
--------------------------------------------------------------------
Leahmon P. McElveen                                           7.38%
--------------------------------------------------------------------
J.J.B. Hilliard, W.L.L. Lyons, Inc.                           6.05%
--------------------------------------------------------------------
NC Tax-Free Income Series
=========================-------------------------------------------
Charles Schwab & Co.                                          5.40%
--------------------------------------------------------------------
NC Tax-Free Short-to-Medium Series
==================================----------------------------------
Rac Mac Family                                                7.14%
--------------------------------------------------------------------
Terry L. Lee                                                  6.06%
--------------------------------------------------------------------
TN Tax-Free Income Series
=========================-------------------------------------------
Memphis Commerce Square                                      12.73%
--------------------------------------------------------------------
TN Tax-Free Short-to-Medium Series
==================================----------------------------------
Memphis Commerce Square                                      10.65%
--------------------------------------------------------------------
Intermediate Government Bond Series
===================================---------------------------------
Shield-Ayres Foundation                                       8.18%

--------------------------------------------------------------------

Management Ownership

As a group, the officers and Trustees owned the following percentage of each series' equity in excess of 1%:



------------------------------------------------------------------------------------------------------------------------------------
Kentucky Tax-Free Income Series                               4.63%
------------------------------------------------------------------------------------------------------------------------------------
Kentucky Tax-Free Short-to-Medium Series                      1.02%
------------------------------------------------------------------------------------------------------------------------------------
Alabama Tax-Free Income Series                                2.79%
------------------------------------------------------------------------------------------------------------------------------------
Mississippi Tax-Free Income Series                            1.48%
------------------------------------------------------------------------------------------------------------------------------------


                            HOW TO PURCHASE SHARES

Shares of our Trust that are offered for sale are offered directly by the Trust. Since we do not charge any sales commissions, every dollar you invest in us is applied to the purchase of our shares.

The price of your shares will be their net asset value per share, as calculated in the first determination of net asset value after your order has become effective. Your order will be priced and executed at the net asset value next determined after the order is received. There is no sales charge or load.

If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from than those described here.
Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.

The Prospectus describes the procedures to be utilized by an investor desiring to purchase our shares.

                       DETERMINATION OF NET ASSET VALUE

We compute the net asset value of the shares of each series separately each weekday at 3:00 p.m. by dividing the value of the assets of each series, minus its liabilities, by the total number of shares of each series that are outstanding. The Dupree office is closed on the following Holidays: New Year's Day (January 1), Martin Luther King Day (third Monday of January), Washington's Birthday (third Monday in February), Good Friday (varies annually), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day (December 25).


The securities in which we invest are traded primarily in the over-the-counter market. We value securities for which representative price quotations are current and readily available at the mean between the quoted bid and asked prices. If price quotations are not readily available, or if we believe that available quotations are not current or representative, we value securities at prices we believe will best reflect their fair value. In such cases, and in the case of other assets, fair value is determined in good faith in accordance with procedures approved in advance by our Board of Trustees, consistently applied by or under the supervision of our officers, and monitored by the Board on an ongoing basis.

Under procedures currently in effect, all series securities for which representative price quotations are not readily available are valued on the basis of appraisals obtained from at least three dealers. The dealers furnishing such appraisals may, but need not, be market makers with respect to the particular issues to which their appraisals relate. Where appraisals are not available for particular Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities in our portfolios, we value such securities on the basis of price quotations or appraisals for comparable municipal securities. In evaluating appraisals, as well as available price quotations, our officers will take into account pricing data derived from a matrix system developed and used for many years by Dupree & Company, Inc. This matrix system utilizes electronic data processing techniques to rank and price municipal securities of the same maturity on the basis of their respective yields.

                             HOW TO REDEEM SHARES

The Prospectus describes the procedures to be utilized by a shareholder desiring to redeem our shares.

                              REDEMPTION BY TRUST

If transactions in your account at any time reduce its value to less than $100, we may notify you that, unless you bring the account up to at least $100, we will redeem all of your shares and close out your account by paying you the redemption price and dividends declared but unpaid at the date of redemption. We will give you this notice no earlier than the 15th of the month following the month in which your account falls below $100, and you will have 30 days to bring the account up to $100 before we take any action. The Trust reserves the right to raise or lower minimum account size.

                           HOW WE COMPUTE OUR YIELDS

The yield for each series is determined separately. We compute the yields, the average annual total return, and tax equivalent yields on our shares in each portfolio separately in accord with SEC guidelines.

The average annual total return for the 1, 5 and 10 year periods ended on June 30, of each year is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P(1+T)/n/ = ERV, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return, n equals number of years, and ERV equals ending redeemable value of a hypothetical $1,000 Set forth below is average annual total return information for the Income Series and the Short-to-Medium Series and the Intermediate Government Bond Series for the periods indicated.

                           Expressed as a Percentage
                           Based on a Hypothetical
                           $1,000 investment
                           Alabama    Kentucky    Kentucky    Mississippi    North       North
                           Tax-Free   Tax-Free    Tax-Free    Tax-Free       Carolina    Carolina
                           Income     Income      Short-to-   Income         Tax-Free    Tax-Free
                           Series     Series      Medium      Series         Income      Short-to-
                                                  Series                     Series      Medium
                                                                                         Series
Period                     Average Annual Total Return
One year ended               12.33%      7.94%       7.18%       10.19%        9.09%         7.24%
   June 30, 2001

Five years ended             12.19%/1/   5.41%       4.27%       11.08%/1/     6.55%         4.55%
   June 30, 2001

Ten years ended                          6.47%       4.64%                     6.17%/2/      4.50%/2/
   June 30, 2001



                           Expressed as a Percentage
                           Based on a Hypothetical
                           $1,000 investment
                           Tennessee                          Tennessee      Intermediate
                           Tax-Free                           Tax-Free       Government
                           Income                             Short-to-      Bond
                           Series                             Medium         Series
                                                              Series

Period                     Average Annual Total Return
One year ended             9.08%                              5.85%          11.29%
June 30, 2001

Five years ended           6.25                               4.22%           6.88%
June 30, 2001

Ten years ended            6.24%/3/                           4.62%/4/        6.65%/5/
June 30, 2001

                         Redeemable Value
                         Based on a Hypothetical $1000
                         Investment at the end of the period


                         Alabama      Kentucky    Kentucky     Mississippi    North        North
                         Tax-Free     Tax-Free    Tax-Free     Tax-Free       Carolina     Carolina
                         Income       Income      Short-to-    Income         Tax-Free     Tax-Free
                         Series       Series      Medium       Series         Income       Short-to-
                                                  Series                      Series       Medium Series
Period
One year ended             $ 1,123       $1,079       $1,072       $ 1,102      $ 1,091      $ 1,072
June 30, 2001

Five years ended           $1,188/1/     $1,301       $1,232       $1,171/1/    $ 1,373      $ 1,248
June 30, 2001

Ten years ended                          $1,872       $1,967                    $1,401/2/    $1,278/2/
June 30, 2001



                         Redeemable Value
                         Based on a Hypothetical  $1000
                         Investment at the end of the period

                         Tennessee                Tennessee                 Intermediate
                         Tax-Free                 Tax-Free                  Government
                         Income                   Short-to-                 Bond
                         Series                   Medium                    Series
                                                  Series

Period
One year ended           $ 1,091                  $  1,058                  $  1,113
June 30, 2001

Five years ended         $ 1,354                  $  1,230                  $  1,395
June 30, 2001

Ten years ended          $1,578/4/                $1,351/3/                 $1,785/5/
June 30, 2001


1  since inception 1/1/2000
2  since inception 11/16/95
3  since inception 12/20/93
4  since inception 11/1/94
5  since inception 7/14/92

Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The series' average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the series at the beginning of each specified period.

SEC Yield quotations will be computed based on a 30-day period by dividing (a) the interest income based on the market yield, prescribed by the SEC, of each security during the period (including appropriate adjustments for accretion of original issue discounts and amortization of market premiums) reduced by period expenses divided by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 2001 for the Alabama Tax-Free Income Series was 4.89%. The tax-equivalent yield for Alabama residents for the same period (based on a tax rate of 28%) for the Alabama Income Series was 7.15%.The yield for the 30-day period ending June 30, 2001 for the Kentucky Tax-Free Income Series was 3.70% and for the Kentucky Short-to-Medium Series was 3.00%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 5.72% and for the Kentucky Short-to-Medium Series was 4.68%. The yield for the 30-day period ending June 30, 2001 for the Mississippi Tax-Free Income Series was 4.71%. The tax-equivalent yield for Mississippi residents for the same period (based on a tax rate of 28%) for the Mississippi Income Series was 6.89%.The yield for the 30-day period ending June 30, 2001 for the North Carolina Income Series was 4.31% and for the North Carolina Short-to-Medium Series was 2.72%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 6.44% and for the North Carolina Short-to-Medium Series was 4.06%. The yield for the 30-day period ending June 30, 2001 for the Tennessee Tax-Free Income Series was 4.14% and for the Tennessee Tax-Free Short-to-Medium Series was 2.85%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 6.12% and for the Tennessee Tax-Free Short-to-Medium Series was 4.21%. The yield for the 30-day period ending June 30, 2001 for the Intermediate Government Bond Series was 4.17%.


Other yield quotations will be computed based on a 30-day period by dividing (a) the total daily income minus all expenses by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate which combines federal and state income tax rates and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 2001 for the Alabama Tax-Free Income Series was 5.19%. The tax-equivalent yield for Alabama residents for the same period (based on a tax rate of 28%) for the Alabama Income Series was 7.58%The yield for the 30-day period ending June 30, 2001 for the Kentucky Tax-Free Income Series was 4.99% and for the Kentucky Short-to-Medium Series was 4.18%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 7.62% and for the Kentucky Short-to-Medium Series was 6.43%. The yield for the 30-day period ending June 30, 2001 for the Mississippi Tax-Free Income Series was 5.15%. The tax-equivalent yield for Mississippi residents for the same period (based on a tax rate of 28%) for the Mississippi Income Series was 7.53%. The yield for the 30-day period ending June 30, 2001 for the North Carolina Income Series was 4.59% and for the North Carolina Short-to-Medium Series was 3.83%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 6.86% and for the North Carolina Short-to-Medium Series was 5.72%. The yield for the 30-day period ending June 30, 2001 for the Tennessee Tax-Free Income Series was 4.76% and for the Tennessee Tax-Free Short-to-Medium Series was 3.96%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 7.03% and for the Tennessee Tax-Free Short-to-Medium Series was 5.85%. The yield for the 30-day period ending June 30, 2001 for the Intermediate Government Bond Series was 6.32%.


For the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Income Series, Alabama, Kentucky, Mississippi,North Carolina and Tennessee Short-to-Medium Series and Intermediate Government Bond Series, if yield is computed for a period of less than one year it is annualized on a 360 day basis. The yields we quote in response to telephone inquiries represent such an annualization of our yields for the preceding 30 calendar days.

Our yields for any given period in the past should not be considered a representation as to our yields for any future period.

Since the dividends we declare are based on income earned on portfolio securities net of expenses, any changes in our income or expenses will directly affect our yields. The income we earn on our portfolio securities can be expected to fluctuate as we make changes in or additions to our portfolios. Our yields will be affected if we experience a net inflow of new money that is invested at interest rates different from those being earned on our then-current portfolio securities. A change in our net asset values due to fluctuations in values of our portfolio securities will, of course, also affect our yields.

Yield information may be useful in reviewing our performance and comparing an investment in our shares with other investment alternatives. In addition, when comparing the yields of mutual funds, you should consider the investment objectives, policies and programs of each fund, including the types of investments permitted and the quality and maturity of the portfolio securities, as well as the method used by each fund to compute yield, which may differ from fund to fund. Finally, in evaluating our yields, you should be aware that prior to November 1, 1986 our Investment Adviser had been bearing a portion of our operating expenses for our Kentucky Income Series. Our Investment Adviser has been bearing a portion of our operating expenses for our Kentucky Short-to-Medium Series prior to July 1, 1993 and has been bearing a portion of our operating expenses for the Government Bond Series prior to January 1, 1997, for the Tennessee Tax-Free Income Series since its inception December 20, 1993, for the Tennessee Tax-Free Short-to-Medium Series since its inception, November 1, 1994, for the North Carolina Income Series and the North Carolina Short-to-Medium Series since their inception November 16, 1995, for the Alabama Tax-Free Income Series and the Mississippi Tax-Free Income Series since their inception January 1, 2000. The Investment Adviser may waive management fees and assume or pay other operating expenses. The Investment Adviser may terminate fee waivers or reimbursements at any time.

In order to keep shareholders and prospective investors informed about our historic and current yields, the make-up of our portfolios, and other meaningful investment information, we (i) send reports to our shareholders on a semi-annual and annual basis, (ii) provide such information in our sales literature, and
(iii) maintain a toll-free telephone through which such information may be obtained.

Total return, yield and tax equivalent yield figures are based on the series' historical performance and are not intended to indicate future performance. The series' total return, yield and tax equivalent yield will vary depending on market conditions; this is reflective of the securities comprising the series' portfolio, the series' operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Trust may fluctuate and an investors' shares, when redeemed, may be worth more or less than their original cost.

                                TAX INFORMATION

                            Federal Tax Information

We have qualified as a "regulated investment company" under the Internal Revenue Code and intend to continue to do so. By qualifying as a regulated investment company we are relieved of federal and state income taxes on all net income and all net realized capital gains, if any, that we distribute to shareholders. In order to qualify for this treatment, we must (i) derive at least 90% of our gross income from dividends, interest and gains from the sale or other disposition of securities, (ii) derive less than 30% of our gross income from the sale or other disposition of securities held less than three months, (iii) meet certain diversification tests as to our investments in securities, and (iv) distribute to shareholders at least 90% of our net tax exempt and net taxable income earned in any year.

Distribution of net short-term capital gains we may realize from the sale of municipal or other securities will be taxable to the shareholders as ordinary income. Distribution of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares in respect of which the distributions are paid. The tax effect of dividends (whether taxable or exempt) on our shareholders is the same whether such dividends are in the form of cash or additional shares.

The net asset value at which our shares are purchased may include undistributed income or capital gains or unrealized appreciation in the value of securities held in our investment portfolio. To the extent that such income or gains, or any capital gains realized from such appreciation, are subsequently distributed to the holder of such shares, the distributed amounts, although a return of his investment, may be taxable to him as set forth above.

The Internal Revenue Code prohibits investors from deducting for federal income tax purposes interest paid on loans made or continued for the purpose of purchasing or carrying shares of a mutual fund, such as the Alabama, Kentucky, Mississippi, North Carolina or Tennessee Income or Short-to-Medium Series, that distributes exempt interest dividends. Under rules of the Internal Revenue Service, there are circumstances in which purchases of our shares may be considered to have been made with borrowed funds, even though the borrowed funds are not directly traceable to the share purchases. However, these rules generally permit the deduction of interest paid on mortgage borrowings to purchase or improve a personal residence and on business borrowings directly related to business needs or purposes.

If in any fiscal year we have taxable income, we will use the actual earned method of allocating taxable and nontaxable income. We will also allocate expenses between taxable and non-taxable income. In any such year, the percentage of quarterly dividends that are exempt will vary from quarter to quarter.

The following summary discusses some of the more important tax issues affecting the Trust and its shareholders.

                                  Excise Tax

The Internal Revenue Code contains a provision that discourages a regulated investment company from deferring its shareholders' taxes by delaying distributions of dividend income to shareholders. Under the provision, a 4% non-deductible federal excise tax is levied on undistributed fund income unless the fund distributes at least a) 98% of calendar year ordinary income during the calendar year; b) 98% of capital gain net income earned in the year ending October 31 by December 31; and c) 100% of any undistributed capital gain net income from the prior October 31 measurement period and 100% of any undistributed ordinary income from the prior December 31 measurement period.

                                 Capital Gains

Long-term capital gain distributions to a corporation will be taxed at the regular corporate tax rate. Net long-term capital gain distributions to individuals will be taxed at the applicable individual tax rate.

                           Exempt Interest Dividends

Under the present tax law, if the stock of a regulated investment company acquired after March 28, 1985 is held for six months or less, any loss on the sale or exchange of that stock would be disallowed to the extent the taxpayer received exempt interest dividends with respect to that stock. Further, the six month requirement would be shortened under

Treasury Department regulations to a period not less than the greater of 31 days or the period between regular dividend distributions, if the regulated investment company regularly distributes at least 90% of its net tax-exempt interest.

                                  Tax Exempt Bonds

Under laws in effect as of the date of this Prospectus, interest on obligations of states, territories, possessions of the U.S., the District of Columbia and political subsidiaries of these governmental entities is generally exempt from state taxation in the state of issuance. Interest on non-governmental purpose bonds, such as industrial development bonds, issued by qualified government units may be taxable unless the bonds are issued to finance certain specified exempt activities, are used for development of industrial park sites, or are exempt small issues. Furthermore, bonds issued for activities for non-governmental persons are referred to collectively as "non-essential" bonds. Interest on non-essential bonds may be taxable unless a specific exception is provided. For example, interest on exempt facility bonds, small issue bonds, mortgage subsidy bonds and qualified student loan bonds, is non-taxable. Stricter volume limitations will apply to certain issuers and aggregate volume limitations would apply to all non-essential bonds issued in each state. Tax-exempt interest on non-essential function bonds will be treated as an alternative minimum tax preference item for corporate and individual taxpayers. The Trust does not intend to purchase "non-essential purpose" bonds for the Income Series or the Short-to-Medium Series.

                   Income Series and Short-to-Medium Series

As a regulated investment company, we are qualified to pay "exempt interest dividends", provided that at least 50% of our total assets are invested in municipal securities at the close of each quarter of our taxable year. Ordinarily, the dividends we pay from net income earned on our investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities will be exempt interest dividends. Shareholders receiving exempt interest dividends may exclude them from gross income for federal income tax purposes. However, dividends to our shareholders from net income we may earn from investments in non-municipal securities will be fully taxable as interest income.


                      Intermediate Government Bond Series

Ordinarily, the dividends we pay from net income earned on our investments will not be exempt interest dividends. Accordingly, shareholders will include these dividends in gross income for Federal income tax purposes.

The above analysis is not all-inclusive and is subject to federal regulations.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.


                            Alabama Tax Information

Insofar as the dividends we pay from the Alabama Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Alabama income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Alabama income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Alabama income tax purposes.

No representation is made as to the tax implications of a Alabama corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                           Kentucky Tax Information

Insofar as the dividends we pay from the Kentucky Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Kentucky income tax purposes. For Kentucky residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the

Trust may be exempt from Kentucky income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Kentucky income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Kentucky income tax purposes.

Shareholders of the Income Series, and the Short-to-Medium Series are not subject to Kentucky ad valorem taxes on their shares. For individual Kentucky residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to Kentucky ad valorem tax. The Kentucky municipal securities in our portfolios are also exempt from Kentucky ad valorem taxes and from the Kentucky Corporation License Tax.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                          Mississippi Tax Information

Insofar as the dividends we pay from the Mississippi Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Mississippi income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Mississippi income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Mississippi income tax purposes.

No representation is made as to the tax implications of a Mississippi corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                        North Carolina Tax Information

Insofar as the dividends we pay from the North Carolina Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for North Carolina income tax purposes. For North Carolina residents who own shares of the Government Bond Series, a portion of dividends and distributions paid by the Trust are exempt from North Carolina income taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for North Carolina income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for North Carolina income tax purposes.

Shareholders of the Income Series and the Short-to-Medium Series are not subject to North Carolina ad valorem taxes on their shares. For individual North Carolina residents who own shares of the Intermediate Government Bond Series, a portion of the shares of that series are subject to North Carolina ad valorem tax.

No representation is made as to the tax implications of a North Carolina corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                           Tennessee Tax Information

Insofar as the dividends we pay from the Tennessee Series qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Tennessee Hall income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Tennessee Hall income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Tennessee Series will ordinarily be excludable from gross income for Tennessee Hall individual income tax purposes.

Individual shareholders of the Tennessee Series are not subject to Tennessee ad valorem taxes on their shares or on the dividends and distributions they receive from us.

For Tennessee residents who own shares of the Intermediate Government Bond Series, a portion of the dividends paid by the Trust is exempt from Tennessee Hall income tax.

No representation is made as to the tax implications of a Tennessee corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                            Florida Tax Information

The state of Florida does not impose an individual income tax upon resident individuals. Accordingly, individual Florida resident shareholders of the Income Series, Short-to-Medium Series or Government Bond Series are not subject to individual income tax.

Individual Florida resident shareholders of the Income Series or the Short-to-Medium Series will be subject to an annual intangible property tax of 1.0 mill (.10%) per dollar of intangible property value. An additional 1.0 mill (.10%) tax is levied against intangible property valued greater than $100,000 ($200,000 for taxpayers filing jointly). Each Florida resident is entitled to apply a $20 tax exemption ($40 for taxpayers filing jointly) against property subject to the first mill of tax. An additional tax exemption of $100 ($200 for taxpayers filing jointly) is available for property subject to the additional 1.0 mill tax. For individual Florida residents who own shares of the Government Bond Series, a portion of the shares of that Series are exempt from Florida ad valorem tax.

No representation is made as to the tax implications of a Florida corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                            Indiana Tax Information

Insofar as the dividends it pays qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Indiana income tax purposes. For Indiana residents who own shares of the Government Bond Series, a portion of the dividends paid by the Trust are exempt from Indiana income tax. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Indiana income tax purposes as they have for federal income tax purposes. This means that dividends paid by the Income Series and the Short-to-Medium Series will ordinarily be excludable from gross income for Indiana individual income tax purposes.

The state of Indiana does not impose intangible tax on resident individuals. Accordingly, individual Indiana resident shareholders of the Income Series, the Short-to-Medium Series and the Government Bond Series are not subject to Indiana ad valorem taxes on their shares.

No representation is made as to the tax implications of an Indiana corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

                             Texas Tax Information

The state of Texas does not impose an individual income tax or personal intangible property tax upon resident individuals. Accordingly, Texas resident shareholders of the Income Series, the Short-to-Medium Series or the Government Bond Series are not subject to individual income tax or personal intangible property tax on the dividends and distributions they receive from us.

No representation is made as to the tax implications of a Texas corporation or other entity.

Please consult your tax advisor for more details on how these funds may affect your state tax liability.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
June 30, 2001

                                                                                     Maturity
Bond Description                                                          Coupon       Date       Rating#    Par Value  Market Value
------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
73.04% of Net Assets
Alabama Private Colleges & University Facilities Authority Revenue         5.900     09/01/2016    Aaa/AAA*     $ 10,000   $ 10,664
Alabama State Docks Department Docks Facilities Revenue                    5.500     10/01/2022    Aaa/AAA*       35,000     35,735
Alabama Water Pollution Control Authority                                  5.500     08/15/2016    Aaa/AAA*       10,000     10,237
Birmingham AL Airport Authority Airport Revenue                            5.250     07/01/2020    Aaa/AAA*       10,000     10,036
Birmingham AL Multifamily Housing Revenue - Beaconview                     5.600     07/01/2020    Aaa/AAA*       20,000     20,563
Blount County AL Water Authority Revenue                                   5.750     08/01/2019    Aaa/AAA*      125,000    132,350
Colbert County Northwest AL Health Care Facility                           5.750     06/01/2015    Aaa/AAA*       10,000     10,500
Colbert County-Northwest AL Healthcare Authority                           5.750     06/01/2020    Aaa/AAA*       20,000     20,770
DCH Health Care Authority AL Health Care Facilities Revenue                5.500     06/01/2013    Aaa/AAA*       10,000     10,300
DCH Health Care Authority AL Health Care Facilities Revenue                5.250     06/01/2017    Aaa/AAA*       20,000     20,121
East AL Health Care Authority Facilities Revenue                           5.250     09/01/2023    Aaa/AAA*       15,000     14,921
Fort Payne Warrents                                                        5.500     05/01/2016    Aaa/AAA*       10,000     10,374
Helena AL Utilities Board Water & Sewer Revenue                            5.750     09/01/2025    Aaa/AAA*       25,000     25,986
Hoover AL Board of Education Capital Outlay Warrants                       5.250     02/15/2026    Aaa/AAA*       35,000     35,024
Houston County AL Warrants                                                 5.650     10/15/2015    Aaa/AAA*       25,000     26,666
Houston County AL Health Care - SE Alabama Medical Center                  5.750     10/01/2022    Aaa/AAA*       10,000     10,195
Huntsville AL Health Care Authority Series A                               5.000     06/01/2023    Aaa/AAA*       30,000     28,468
Huntsville AL Public Educational Building - A&M                            5.600     06/01/2014       A*          20,000     20,525
Huntsville AL Public Educational Building                                  6.050     06/01/2020       A*         100,000    103,304
Jefferson County AL Board of Education Capital Outlay                      5.800     02/15/2020    AAA/AAA*       10,000     10,508
Jefferson County AL Sewer Revenue Capital Improvement                      5.000     02/01/2021    Aaa/AAA*       30,000     29,052
Lauderdale County & Florence AL Health Care Authority                      5.250     07/01/2019    Aaa/AAA*       30,000     29,931
Lee County AL Warrants                                                     5.500     02/01/2021    Aaa/AAA*       15,000     15,269
Linden AL Warrants                                                         5.250     06/01/2023       AA*         25,000     25,019
Northeast AL Water Sewer & Fire Protection District Water                  5.700     05/01/2023    Aaa/AAA*       20,000     20,349
Nortwest AL Gas District Gas System Revenue                                5.900     05/01/2020       Aaa         35,000     37,123
Oxford AL Public Parks & Recreation Board Revenue                          6.000     12/01/2021       A*          50,000     50,741
Phenix City AL School Warrants                                             5.450     08/01/2016    Aaa/AAA*       10,000     10,379
St Clair County Board of Education School Tax Anticipation                 5.500     02/01/2016    Aaa/AAA*       10,000     10,431
Southeast AL Gas District System Revenue Series A                          5.500     06/01/2020       Aaa         10,000     10,281
Sylacauga AL Warrants                                                      5.500     06/01/2025       Aaa         25,000     25,368
Tuskegee AL Utilities Board Utilities Revenue                              5.500     02/01/2022    Aaa/AAA*       25,000     25,685
University of Alabama Revenue - Birmingham                                 6.000     10/01/2020    Aaa/AAA*       25,000     26,882
University of Alabama University Revenue                                   5.750     12/01/2016    Aaa/AAA*       10,000     10,613
University AL University Revenue Hospital-Series A                         5.400     09/01/2013    Aaa/AAA*       50,000     52,884
                                                                                                                         -----------
                                                                                                                            947,254
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
8.13% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue                  5.800     11/01/2011      BBB*         75,000     79,420
Auburn AL Industrial Development Board Facilities Revenue                  6.200     11/01/2020      BBB*         25,000     26,004
                                                                                                                         -----------
                                                                                                                            105,424
GENERAL OBLIGATION BONDS
7.41% of Net Assets
Alabama State Series B                                                     5.000     06/01/2021     Aa3/AA*       30,000     29,369
Alabama 21st Century Authority Tobacco Settlement Revenue                  5.750     12/01/2020     Aa1/A*        50,000     50,808
Alabama 21st Century Authority Tobacco Settlement Revenue                  5.850     12/01/2013     Aa1/A*        15,000     15,984
                                                                                                                         -----------
                                                                                                                             96,161
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.22% of Net Assets
Alabama Housing Financial Authority Single Family Housing                  6.000     04/01/2016       Aaa         40,000     41,776
                                                                                                                         -----------
                                                                                                                             41,776
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.76% of Net Assets
Blount County AL Health Care Authority Tax Anticipation Warrents           5.750     02/15/2019      BBB+         25,000     25,296
Oneonta Eastern Health System Special                                      7.750     07/01/2021    A3/BBB+*       10,000     10,528
                                                                                                                         -----------
                                                                                                                             35,824

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds -- 100%
June 30, 2001

                                                                                 Maturity
Bond Description                                                       Coupon      Date      Rating#    Par Value   Market Value
------------------------------------------------------------------------------------------------------------------------------------
PUBLIC FACILITIES REVENUE BONDS
1.64% of Net Assets
Hoover AL Wts - Series A                                               5.650     01/01/2014    Aa3/AA-*    $ 10,000      $ 10,706
Rockford AL Public Building Authority Building Revenue                 5.750     09/01/2015       NR         10,000        10,523
                                                                                                                    --------------
                                                                                                                           21,229
RENTALS / MUNICIPAL LEASE BONDS
1.55% of Net Assets
Mountain Brook AL City Board Education Capital Outlay                  5.200     02/15/2021       Aa2        20,000        20,115
                                                                                                                    --------------
                                                                                                                           20,115
PREREFUNDED BONDS
 .87% of Net Assets
Montevallo AL American                                                 6.000     06/01/2013       NR         10,000        11,243
                                                                                                                    --------------
                                                                                                                           11,243
MUNICIPAL UTILITY REVENUE BONDS
 .79% of Net Assets
Douglas AL Water & Fire Protection Authority Water Revenue             5.600     06/01/2015       NR         10,000        10,203
                                                                                                                    --------------
                                                                                                                           10,203
                                                                                                                    --------------

Total Investments (cost $1,252,180)(a) - 99.41% of Net Assets                                                         $ 1,289,229
                                                                                                                    ==============

        *  Standard and Poor's Corporation
           All other ratings by Moody's Investors Service, Inc.
        NR   Not Rated
        #  Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                    Unrealized appreciation                $ 38,986
                                                                    Unrealized depreciation                  (1,937)
                                                                                                           --------
                                                                    Net unrealized appreciation            $ 37,049
                                                                                                           ========

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investments in securities, at value (Cost: $1,252,180)                 $1,289,229
Cash                                                                            1
Interest receivable                                                        18,237
Receivable from Advisor                                                     4,060
                                                                       ----------
      Total assets                                                      1,311,527
LIABILITIES:
Payable for:
   Distributions                                              $13,279
   Transfer agent                                               1,135
   Other fees                                                     229
                                                              -------
      Total liabilities                                                    14,643
                                                                       ----------

NET ASSETS:
Capital                                                                 1,261,088
Net accumulated realized losses on investment transactions                 (1,253)
Net unrealized appreciation in value of investments                        37,049
                                                                       ----------
Net assets at value                                                    $1,296,884
                                                                       ==========
NET ASSET VALUE, offering price and redemption price per
     share ($1,296,884 / 117,965 shares outstanding)                   $    10.99
                                                                       ==========
---------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
For the year ended June 30, 2001
Net investment income:
      Interest income                                                  $   36,610
                                                                       ----------
      Expenses:
         Investment advisory fees                                           3,340
         Transfer agent                                                     1,002
         Professional fees                                                  1,779
         Trustee fees                                                          56
         Registration fees                                                    221
         Other expenses                                                       380
                                                                       ----------
         Total expenses                                                     6,778
         Expenses reimbursed by Investment Advisor                         (5,378)
                                                                       ----------
Net investment income                                                      35,210
                                                                       ----------
Realized and unrealized gains on investments
         Net realized loss                                                 (1,253)
         Net increase in unrealized appreciation                           30,988
                                                                       ----------
Net realized and unrealized gain on investments                            29,735
                                                                       ----------
Net increase in net assets resulting from operations                   $   64,945
                                                                       ==========

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended June 30, 2001 and the six months ended June 30, 2000

                                                                                                Year ended              Six months
Increase in net assets:                                                                         06/30/01                06/30/00
                                                                                             --------------------------------------
   Operations:
      Net investment income                                                                      $   35,210           $   4,651
      Net realized loss on investments                                                               (1,253)                  -
      Net increase in unrealized appreciation                                                        30,988               6,061
                                                                                             --------------------------------------
   Net increase in net assets resulting from operations                                              64,945              10,712
   Distributions to shareholders from net investment income                                         (35,210)             (4,651)
   Net fund share transactions                                                                    1,045,285             215,803
                                                                                             --------------------------------------

Total increase                                                                                    1,075,020             221,864

Net assets:
   Beginning of year                                                                                221,864                   -
                                                                                             --------------------------------------
   End of year                                                                                   $1,296,884           $ 221,864
                                                                                             ======================================

====================================================================================================================================

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended June 30, 2001 and the six months ended June 30, 2000

                                                                                                Year ended              Six months
Increase in net assets:                                                                         06/30/01                06/30/00
                                                                                             --------------------------------------
   Operations:
      Net investment income                                                                      $   35,210           $   4,651
      Net realized loss on investments                                                               (1,253)                  -
      Net increase in unrealized appreciation                                                        30,988               6,061
                                                                                             --------------------------------------
   Net increase in net assets resulting from operations                                              64,945              10,712
   Distributions to shareholders from net investment income                                         (35,210)             (4,651)
   Net fund share transactions                                                                    1,045,285             215,803
                                                                                             --------------------------------------

Total increase                                                                                    1,075,020             221,864

Net assets:
   Beginning of year                                                                                221,864                   -
                                                                                             --------------------------------------
   End of year                                                                                   $1,296,884           $ 221,864
                                                                                             ======================================

====================================================================================================================================

DUPREE MUTUAL FUNDS- ALABAMA TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                   ------------------------------------------------
                                                     For the year ended    For the period 1/1/2000
                                                    -----------------------------------------------
                                                         June 30, 2001         to 6/30/2000(a)
                                                    -----------------------------------------------
Net Asset Value, beginning of year                            $10.31            $10.00
                                                    -----------------------------------------------
Income From Investment Operations:
  Net Investment Income                                         0.56              0.28
  Net gains (losses) on securities
    (both realized and unrealized)                              0.65              0.31
                                                   ------------------------------------------------
Total from investment operations                                1.24              0.57
Less Distributions:
  Distributions (from net investment income)                   (0.56)            (0.26)
                                                   ------------------------------------------------
Net asset value, end of year                                  $10.99            $10.31
                                                   ================================================
Total return                                                   12.33%             5.79% (c)
Net assets, end of year (in thousands):                       $1,297            $  222
Ratio of expenses to average net assets                         0.21%             0.50% (b)
Before expense reimbursement                                    1.01%             3.26% (b)
Ratio of net investment income to average net assets            4.47%             2.48% (b)
  After expenses reimbursement                                  5.27%             5.23% (b)
Portfolio turnover                                             15.28%             0.00%

(a) Commencement of operations January 1, 2000.
(b) Annualized
(c) Total return is not annualized.

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2001

                                                                                   Maturity
Bond Description                                                          Coupon     Date      Rating#     Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
41.67% of Net Assets
Boyle County KY Hospital Revenue-Ephraim McDowell Regional                 5.800   04/01/2014  Aaa/AAA*   $ 1,000,000   $  1,046,420
Danville KY Multi-City Lease Revenue-Sewer System                          6.875   12/01/2010  Aaa/AAA*       400,000        416,740
Danville KY Multi-City Lease Revenue-Shelbyville                           6.550   07/01/2006  Aaa/AAA*       495,000        517,686
Daviess County KY Hospital Revenue                                         6.250   08/01/2012  Aaa/AAA*     3,000,000      3,122,310
Daviess County Ky Hospital Revenue                                         6.250   08/01/2022  Aaa/AAA*     1,000,000      1,035,110
Fayette County KY School District Finance Corporation                      5.250   04/01/2021  Aaa/AAA*     2,285,000      2,300,744
Greater KY Housing Assistance Corporation                                  5.350   07/01/2022  Aaa/AAA*       990,000        990,287
Greater KY Housing-Tug Fork Apartments                                     5.600   01/01/2007  Aaa/AAA*       270,000        270,022
Greater KY Housing-Tug Fork Apartments                                     6.350   01/01/2022  Aaa/AAA*     2,105,000      2,105,147
Greater KY Housing Assistance Corporation-Brownsville Manor                6.050   07/01/2022  Aaa/AAA*     1,435,000      1,443,840
Greater KY Housing Assistance Corporation-Chenowith Woods                  6.100   01/01/2024  Aaa/AAA*     3,615,000      3,664,634
Greater Ky Housing Assistance Corporation-Northside Apts                   6.200   02/01/2025    AAA*       8,735,000      8,847,419
Hopkins County KY Hospital Revenue-Trover Clinic Foundation                6.625   11/15/2011  Aaa/AAA*     2,000,000      2,059,000
Jefferson County KY Health Facilities Services - Alliant Health            5.125   10/01/2018  Aaa/AAA*    28,000,000     28,337,400
Jefferson County KY Health Facilities-Jewish Hospital                      6.500   05/01/2015  Aaa/AAA*     6,380,000      6,625,120
Jefferson County KY Health Facilities-Jewish Hospital                      5.650   01/01/2017  Aaa/AAA*     3,450,000      3,573,614
Jefferson County KY Health Facilities Jewish Hospital                      5.700   01/01/2021  Aaa/AAA*     3,520,000      3,619,370
Jefferson County KY Health Facilities University Medical Center            5.500   07/01/2017  Aaa/AAA*     8,675,000      8,906,362
Jefferson County Ky School District Finance Corporation                    5.250   01/01/2016  Aaa/AAA*     1,000,000      1,022,650
Jefferson County KY Health Facilities-Alliant Health System                5.125   10/01/2017  Aaa/AAA*     1,720,000      1,720,310
Jefferson County KY Capital Projects Corporation Revenue                   5.375   06/01/2018  Aaa/AAA*     1,500,000      1,532,430
Jefferson County KY Capital Projects Corporation Revenue                   5.600   04/01/2014  AAA/Aaa*     1,000,000      1,049,730
Jefferson County KY Hospital Revenue                                       6.436   10/01/2014  Aaa/AAA*     1,500,000      1,566,690
KY Area Development Districts Financing Trailer Lease Program              6.150   12/01/2022    AA*        1,020,000      1,107,955
Kentucky Economic Development Finance Authority-Ashland Hospital           6.125   02/01/2012  Aaa/AAA*     4,000,000      4,187,440
Kentucky Development Finance Authority-St Clair Medical                    5.875   09/01/2013    Aaa        2,000,000      2,099,240
Kentucky Development Finance Authority-St Claire Medical                   5.625   09/01/2021    AAA*       2,500,000      2,529,350
Kentucky Development Finance Authority-St Elizabeth Hospital               5.900   12/01/2015  AAA/Aaa*     2,500,000      2,616,000
Kentucky Development Finance Authority-Methodist Hospital                  5.625   02/01/2017    AAA*       6,500,000      6,675,110
Kentucky Development Finance Authority-Appalachian Regional                5.850   10/01/2017    A/A*       1,000,000        986,490
Kentucky Development Authority-South Central Nursing                       6.000   07/01/2011  Aaa/AAA*     3,635,000      4,054,879
Kentucky Development Finance Authority-Baptist Hospital                    5.000   08/15/2015  Aaa/AAA*     3,250,000      3,204,500
Kentucky Housing Corporation                                               4.750   07/01/2017  Aaa/AAA*     1,335,000      1,267,476
Kentucky Housing Corporation                                               5.950   07/01/2017  Aaa/AAA*     1,500,000      1,569,960
Kentucky Housing Corporation                                               5.400   07/01/2014  Aaa/AAA*     4,700,000      4,797,760
Kentucky Housing Corporation                                               7.125   01/01/2010  Aaa/AAA*     3,935,000      4,014,290
Kentucky Housing Corporation                                               7.250   01/01/2017  Aaa/AAA*       190,000        193,830
Kentucky Housing Corporation                                               6.600   07/01/2011  Aaa/AAA*       240,000        249,972
Kentucky Housing Corporation                                               6.600   07/01/2011  Aaa/AAA*     4,500,000      4,686,975
Kentucky Housing Corporation                                               6.625   07/01/2014  Aaa/AAA*     1,000,000      1,041,790
Kentucky Housing Corporation                                               6.600   01/01/2011  Aaa/AAA*       170,000        178,548
Kentucky Housing Corporation                                               5.800   01/01/2019  Aaa/AAA*     6,755,000      6,887,601
Kentucky Housing Corporation                                               6.500   07/01/2017  Aaa/AAA*     5,180,000      5,528,303
Kentucky Housing Corporation                                               5.700   07/01/2017  Aaa/AAA*       500,000        514,760
Kentucky Housing Corporation                                               6.400   01/01/2017  Aaa/AAA*    10,640,000     11,388,418
Kentucky Housing Corporation                                               5.500   01/01/2015  Aaa/AAA*     1,000,000      1,032,990
Kentucky State Property & Building Commission  Project #64                 5.500   05/01/2017  Aaa/AAA*     8,000,000      8,280,480
KY State Turnpike Authority Economic Development Road Revenue              5.150   07/01/2019  Aaa/AAA*     1,000,000        990,740
Lexington Fayette Urban County Government Public Facilities                5.125   10/01/2015  Aaa/AAA*     1,770,000      1,797,895
Lexington Fayette Urban County Government Public Facilities                5.125   10/01/2017  Aaa/AAA*     1,830,000      1,871,138
Lexington Fayette Urban County Government Public Facilities                5.125   10/01/2018  Aaa/AAA*     2,135,000      2,137,156
Lexington Fayette Urban County Government Public Facilities                5.125   10/01/2019  Aaa/AAA*     2,415,000      2,407,707
Louisville & Jefferson County KY Metropolitan Sewer District               5.300   05/15/2019  Aaa/AAA*     4,000,000      4,031,760
Louisville & Jefferson County KY Metropolitan Sewer District               5.500   05/15/2021  Aaa/AAA*     1,000,000      1,010,700
Louisville & Jefferson County KY Regional Airport Authority                5.500   07/01/2017  Aaa/AAA*     1,325,000      1,380,544
Louisville KY Parking Authority-River City First Mortgage                  5.000   12/01/2017  Aaa/AAA*     1,000,000        994,420
McCreary County Courthouse & Public Square Corporation Reveue              5.400   09/01/2020    AAA        1,550,000      1,595,911
Pike County KY Mortgage Revenue-Phelps Regional Health                     5.350   09/20/2012    AAA*         265,000        275,335
Radcliff KY Mortgage Revenue-Lincoln Trail Care                            5.650   01/20/2019    AAA*       3,110,000      3,209,302
Shelbyville KY Certificate of Participation                                5.150   07/01/2018    Aaa        4,165,000      4,200,819
University of Kentucky Consolidated Educational Buildings                  5.750   05/01/2015  AAA/Aaa*     1,850,000      1,946,105
Warren County KY Hospital Facility Revenue                                 5.000   04/01/2016  AAA/Aaa*     1,000,000        990,660
Warren County Ky Hospital Facility Revenue                                 5.000   04/01/2017  Aaa/AAA*     1,000,000        983,870
                                                                                                                        ------------
                                                                                                                         194,691,214

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2001

                                                                                   Maturity
Bond Description                                                          Coupon     Date      Rating#     Par Value    Market Value
------------------------------------------------------------------------------------------------------------------------------------
PUBLIC FACILITIES REVENUE BONDS
19.60% of Net Assets
Boone County KY Public Property                                            6.250   12/15/2012     A1      $   960,000   $  1,002,442
Boone County KY Public Property Corporation - Judicial Facilities          5.125   09/01/2022    Aa3        1,750,000      1,762,373
Boone County KY School District Finance Corporation                        6.000   02/01/2018    Aa3        1,000,000      1,037,890
Boone County KY School District Finance Corporation                        5.700   05/01/2018    Aa3        2,500,000      2,583,425
Boone County Ky School District Finance Corporation                        5.500   09/01/2019    Aa3        1,860,000      1,932,782
Boone County KY School District Finance Corporation                        5.750   02/01/2020    Aa3        1,200,000      1,270,860
Bullitt County KY School District Finance Corporation                      6.000   08/01/2014    Aa3        1,100,000      1,166,209
Calloway County Public Property Corporation-Courthouse                     5.625   03/01/2018     A         1,000,000      1,042,540
Campbell County KY Public Property                                         6.250   12/01/2015     A           810,000        843,113
Clark County KY School District Finance Corporation                        6.000   05/01/2012    Aa3          320,000        330,451
Covington Independent School District Finance Corporation                  5.250   06/02/2019    Aa3        1,225,000      1,250,590
Danville Ky Multi-City Lease Revenue-Mt Sterling                           5.000   09/01/2011     NR          545,000        553,153
Danville KY Multi-City Lease Revenue-Cambellsville                         7.000   04/01/2002     NR           85,000         85,000
Danville KY Multi-City Lease Revenue-Owensboro Museum                      7.050   08/01/2011     A           440,000        454,278
Danville KY Multi-City Lease Revenue Housing Authority                     6.500   02/01/2012     A1        1,170,000      1,216,531
Danville KY Multi-City Lease Revenue Paducah Public Property               7.200   06/01/2011     A           500,000        520,395
Estill County KY School District Finance Corporation                       5.875   08/01/2016     A         1,780,000      1,906,736
Fayette County KY School District Financial Corporation                    5.375   01/01/2017  AA3/AA-*     1,300,000      1,335,087
Florence KY Public Property Corporation Revenue                            5.250   03/01/2017     A         1,060,000      1,072,402
Floyd County KY School District Finance Corporation                        6.000   06/01/2014    Aa3        1,000,000      1,061,000
Greenup County KY School District Finance Corporation                      6.100   09/01/2014    Aa3        1,105,000      1,171,090
Hardin County KY School District Finance Corporation                       6.000   07/01/2016    Aa3        1,025,000      1,107,707
Harlan KY Independent School District Finance Corporation                  6.000   05/01/2015    Aa3          275,000        294,011
Hopkins County School District Finance Corporation                         5.125   06/01/2019    Aa3        4,120,000      4,144,349
Jessamine County KY School District Finance Corporation                    5.375   01/01/2017  Aa3/A+*      1,500,000      1,548,285
Kenton County KY Public Property Corporation Revenue                       5.700   12/01/2015     A         1,305,000      1,367,718
Kenton County KY Public Property Corporation Revenue                       5.700   12/01/2016     A         1,380,000      1,431,667
Kenton County School District Finance Corporation                          5.375   03/01/2017     A+        4,300,000      4,449,898
Kentucky League of Cities-Middlesboro Series                               6.200   08/01/2017    A-*          555,000        585,797
Kentucky State Property & Building Commission Project #63                  5.100   11/01/2018   Aa3/A*      2,000,000      1,995,280
KY State Property & Buildings Community Revenues #67                       5.125   09/01/2017  Aa3/AA-*     1,000,000      1,003,190
Kentucky State Property & Buildings Commission Project #40                 6.875   11/01/2007   Aa3/A*      3,250,000      3,358,355
Laurel County KY School District Finance Corporation                       5.600   03/01/2017    Aa3        1,000,000      1,048,910
Laurel County KY School District School Building Revenue                   5.750   06/01/2020    Aa3        1,250,000      1,308,838
Letcher County KY School District Finance Corporation                      6.700   10/01/2014    Aa3        1,490,000      1,621,001
Martin County KY School District Finance Corporation                       5.375   09/01/2020    Aa3        1,100,000      1,119,811
McLean County KY School District Finance Corporation                       6.000   06/01/2014    Aa3        1,405,000      1,491,899
Mt. Sterling KY Lease Revenue-Kentucky League of Cities                    6.100   03/01/2008     Aa        1,500,000      1,579,950
Mt. Sterling KY Lease Revenue-Kentucky League of Cities                    6.150   03/01/2013     Aa       17,860,000     18,683,346
Mt. Sterling KY Lease Revenue-Kentucky League of Cities                    6.200   03/01/2018     Aa        9,500,000      9,912,490
Oldham County KY Public Facilities Construction Corporation                5.250   06/01/2017     A*        1,060,000      1,073,653
Pendleton County KY School District Finance Corporation                    5.125   06/01/2019    Aa3        1,140,000      1,153,395
Pike County KY School District Finance Corporation                         5.100   09/01/2020    Aa3        1,000,000        993,880
Powell County KY School District Finance Corporation                       5.900   08/01/2016    Aa3        1,185,000      1,258,245
Scott County KY School District Finance Corporation                        5.900   06/01/2016    Aa3        3,450,000      3,646,409
Union County KY Public Property Corporation                                6.125   09/01/2015     NR          700,000        733,089
Woodford County KY Public Property Corporation Revenue                     5.600   11/01/2017     A         1,065,000      1,087,076
                                                                                                                        ------------
                                                                                                                          91,596,596
HOSPITAL AND HEALTHCARE REVENUE BONDS
10.10% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical                 5.800   07/01/2011    A-*          270,000        287,888
Christian County KY Hospital Revenue-Jennie Stuart Medical                 6.000   07/01/2017    A-*        5,000,000      5,176,000
Christian County KY Hospital Revenue-Jennie Stuart Medical                 6.000   07/01/2013    A-*        2,870,000      3,052,360
Jefferson County KY Health Facilities Jewish Hospital                      5.700   01/01/2011  A1/AA-*      1,200,000      1,288,920
Jefferson County KY Medical Center Services Revenue                        7.300   05/01/2009     A           400,000        411,900
Kentucky Development Finance Authority Green River                         6.000   11/01/2010    Aa3        1,000,000      1,089,680
Kentucky Development Financial Authority Catholic Health                   5.750   12/01/2015  Aa3/AA-*     2,000,000      2,090,620
Kentucky Development Finance Authority Hospital-Appalachian Regional       5.850   10/01/2017     BB        1,000,000        847,990
Kentucky Development Finance Authority-Appalachian Regional                5.875   10/01/2022     BB        3,500,000      2,839,550
Kentucky Development Finance Authority-Catholic Health                     5.000   12/01/2018  Aa2/AA*      6,950,000      6,585,681
Kentucky Development Finance Authority-Catholic Health                     5.000   12/01/2027  Aa2/AA*      8,000,000      7,424,800
Kentucky Economic Development Finance Authority-Norton Health              6.125   10/01/2010     A-        5,000,000      5,089,500
Kentucky Economic Development Finance Authority-Norton Health              6.250   10/01/2012     A-        6,500,000      6,637,345
Madison County Ky Industrial Building Revenue - McCready Manor             5.500   06/01/2020    AA*        1,785,000      1,849,813
Pike County KY Mortgage Revenue Phelps Regional Health                     5.650   09/20/2027    AAA*       2,435,000      2,499,162
                                                                                                                        ------------
                                                                                                                          47,171,209

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2001

                                                                                  Maturity
Bond Description                                                         Coupon     Date      Rating#     Par Value    Market Value
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
6.94% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project                   6.650   08/01/2009     Baa1   $ 8,835,000   $  9,181,332
Campbellsville KY Industrial Revenue-Campbellsville College                6.950   03/01/2015      NR      1,150,000      1,227,878
Campbellsville KY Industrial Revenue-Campbellsville College                6.000   03/01/2017      NR      1,920,000      2,015,578
Carroll County KY Collateralized Pollution Control Revenue                 6.250   02/01/2018   Aa2/AA-    1,000,000      1,030,730
Jefferson County KY Pollution Control Revenue-E I DuPont                   6.300   07/01/2012   Aa3/AA*    3,500,000      3,724,630
Jefferson County KY Pollution Control-Louisville Gas                       5.625   08/15/2019   Aa2/AA*    9,150,000      9,221,279
Kentucky League of Cities-Ashland Series                                   6.250   08/01/2017      A-      1,550,000      1,640,489
Meade County KY Pollution Control Revenue-Olin Corporation                 6.000   07/01/2007      NR        575,000        577,392
Mercer County KY Collateralized Pollution Control Revenue                  6.250   02/01/2018    A1/A*     2,500,000      2,570,000
Middlesboro KY Industrial Building Revenue-Fern Lake Project               6.200   12/01/2002      NR        225,000        230,134
Muhlenberg County KY Collateralized Pollution Control Revene               6.250   02/01/2018     A/A*     1,000,000      1,029,130
                                                                                                                       ------------
                                                                                                                         32,448,572

RENTALS/MUNICIPAL LEASE BONDS
6.26% of Net Assets
Junction City KY College Revenue-Center College Project                    5.875   04/01/2017      A2      1,000,000      1,062,860
KY Area Development Districts Financing Trust Lease                        5.350   12/01/2022     AA*      2,560,000      2,615,117
Kentucky Area Development Districts Financing Lease-Ewing                  5.600   06/01/2022      AA      1,055,000      1,095,122
KY Interlocal Transportation Equipment Lease Revenue                       6.000   12/01/2020      A         400,000        407,508
Kentucky Infrastructure Authority                                          5.750   08/01/2013    Aa3/A*      900,000        937,989
Kentucky Infrastructure Authority                                          5.750   08/01/2018    Aa3/A*    1,500,000      1,544,970
Kentucky Infrastructure Authority                                          6.375   08/01/2014    Aa3/A*      700,000        761,250
Kentucky Infrastructure Authority                                          5.375   02/01/2018    Aa3/A*    2,000,000      2,017,080
Kentucky Infrasturcture Authority                                          5.000   06/01/2017    Aa3/A*    1,035,000      1,028,221
Pendleton County KY Multi-County Lease Revenue                             6.500   03/01/2019      A*     16,000,000     16,747,360
Richmond KY Court Facilities Corporation Revenue                           5.250   02/01/2019      AA      1,035,000      1,042,027
                                                                                                                       ------------
                                                                                                                         29,259,504
PREREFUNDED BONDS
3.92% of Net Assets
Danville KY Multi-City Lease Revenue-Shelbyville                           6.700   07/01/2011   Aaa/AAA*   2,500,000      2,617,450
Elsmere KY Industrial Development Revenue-Courtaulds plc                   6.750   04/01/2010      NR      2,000,000      2,261,840
Jefferson County KY Hospital Revenue                                       6.436   10/01/2014   Aaa/AAA*   2,500,000      2,645,400
Jessamine County KY School District Finance Corporation                    6.125   06/01/2015   Aaa/AAA*   1,000,000      1,093,280
Kentucky Infrastructure Authority                                          6.000   08/01/2011   Aaa/AAA*      90,000         92,115
Kentucky State Property & Buildings Commission Project #54                 6.000   09/01/2012   Aaa/AAA*   1,210,000      1,275,969
Lexington Fayette Urban County Government KY Sewer System                  6.350   07/01/2007   Aaa/AAA*     400,000        421,636
Lexington Fayette Urban County Government KY Sewer System                  6.375   07/01/2010   AAA/Aaa*   2,900,000      3,057,557
Lexington Fayette Urban County Government KY Sewer System                  6.375   07/01/2012   AAA/Aaa*   2,500,000      2,635,825
Martin County KY Public Property Corporation Revenue                       7.250   09/01/2010      NR        150,000        153,000
Martin County KY Public Property Corporation Revenue                       7.250   09/01/2011      NR        160,000        163,200
Pike County KY School District Finance Corporation                         6.200   08/01/2010     Aa3        305,000        315,035
Pike County KY School District Finance Corporation                         6.200   08/01/2011     Aa3        325,000        335,693
Richmond KY Public Recreation Corporation Revenue                          6.750   08/01/2013      NR        575,000        615,382
Shelbyville KY Public Property Recreational Corporation                    6.900   10/01/2012      NR        400,000        427,380
Wurtland KY Sewer System Revenue                                           7.700   10/01/2004      A+        200,000        205,455
                                                                                                                       ------------
                                                                                                                         18,316,217

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2001

                                                                                  Maturity
Bond Description                                                         Coupon     Date      Rating#     Par Value    Market Value
-----------------------------------------------------------------------------------------------------------------------------------
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.88% of Net Assets
Florence KY Housing Facility Revenue                                      6.300   08/15/2019     A/A*    $ 2,615,000   $  2,817,140
Floyd County KY Public Property Revenue-Justice Center                    6.125   09/01/2018      A        1,240,000      1,325,647
Kentucky Housing Corporation                                              7.400   01/01/2010   Aaa/AAA*    2,290,000      2,336,189
Kentucky Housing Corporation                                              7.550   01/01/2016   Aaa/AAA*    1,660,000      1,697,118
Louisville Housing Assistance Mortgage Corp  Rivertown Project            5.100   07/01/2024     Aa2         655,000        620,212
                                                                                                                       ------------
                                                                                                                          8,796,306
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.82% of Net Assets
Georgetown College Project Series A                                       6.000     11/15/16      A        1,000,000      1,057,710
Georgetown College Project Series A                                       6.250     11/15/20      A        4,000,000      4,254,040
Jefferson County KY College Project Bellarmine College                    5.250   05/01/2019     Baa2      2,000,000      1,959,040
University of Louisville Health & Education                               6.000   11/01/2013      A2       1,180,000      1,249,337
                                                                                                                       ------------
                                                                                                                          8,520,127
MUNICIPAL UTILITY REVENUE BONDS
1.79% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue                                   6.400   01/01/2007     BBB-        575,000        604,158
Danville KY Multi-City Lease Revenue-Ashland Utilities                    6.750   04/01/2012    BBB+*        915,000        957,886
Danville KY Multi-City Lease Revenue-Hopkinsville                         6.875   06/01/2012     Baa1      2,170,000      2,608,666
Franklin KY Water & Sewer Revenue Refunding                               6.200   12/01/2011      A3       1,000,000      1,042,180
KY Rural Water Financial Corporation Public Project Revenue               5.375   02/01/2020     AA*       1,140,000      1,165,114
Logan/Todd Regional Water                                                 5.500   08/01/2003      NR       2,000,000      1,964,420
                                                                                                                       ------------
                                                                                                                          8,342,424
CERTIFICATES OF PARTICIPATION BONDS
1.08% of Net Assets
Jeffersontown KY Certificate of Participation                             6.500   09/01/2009      A        1,400,000      1,511,748
Jeffersontown KY Certificate of Participation                             5.750   11/01/2015      A        1,095,000      1,146,903
Shelbyville KY Certificates of Participation                              5.350   10/01/2013      NR       1,295,000      1,274,332
Shelbyville KY Certificate of Participation                               5.450   10/01/2017      NR       1,130,000      1,108,417
                                                                                                                       ------------
                                                                                                                          5,041,400
ESCROWED TO MATURITY BONDS
1.07% of Net Assets
Jefferson County KY Health Facilities Alliant Health Services             5.125   10/01/2017   Aaa/AAA*    4,980,000      4,991,205
                                                                                                                       ------------
                                                                                                                          4,991,205
GENERAL OBLIGATION BONDS
 .94% of Net Assets
Hardin County KY General Obligation                                       5.125   06/01/2019     A2        2,255,000      2,257,503
Jefferson County Ky Improvement                                           6.000   04/01/2020   Aa2/AA*     1,985,000      2,115,077
                                                                                                                       ------------
                                                                                                                          4,372,580
                                                                                                                       ------------

Total Investments (cost $441,392,661)(a) - 97.07% of Net Assets                                                        $453,547,354
                                                                                                                       ============

     *   Standard and Poor's Corporation
     **  Fitch Rating Service
         All other ratings by Moody's Investors Service, Inc.

     #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                          Unrealized appreciation        $ 14,102,800
                                                                          Unrealized depreciation          (1,948,107)
                                                                                                         ------------
                                                                          Net unrealized appreciation    $ 12,154,693
                                                                                                         ============

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investment in securities, at value (Cost: $441,392,661)                                               $ 453,547,354
Cash                                                                                                     11,462,098
Interest receivable                                                                                       8,213,568
                                                                                                      -------------
      Total assets                                                                                      473,223,020

LIABILITIES:
Payable for:
   Distributions                                                                        $ 5,551,914
   Fund shares redeemed                                                                     120,254
   Management fee                                                                           162,789
   Transfer agent                                                                            46,248
   Other fees                                                                               106,113
                                                                                        -----------
      Total liabilities                                                                                   5,987,318
                                                                                                      -------------


NET ASSETS:
Net assets consist of:
Capital                                                                                               $ 458,255,238
Net accumulated realized loss on investment transactions                                                 (3,174,229)
Net unrealized appreciation in value of investments                                                      12,154,693
                                                                                                      -------------
Net assets at value                                                                                   $ 467,235,702
                                                                                                      =============

NET ASSET VALUE, offering price and redemption price per share
      ($467,235,702 / 63,016,185 shares outstanding)                                                  $        7.41
                                                                                                      =============


====================================================================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2001

Net investment income:
      Interest income                                                                                 $ 25,188,491
                                                                                                      ------------
      Expenses:
         Investment advisory fees                                                                        1,907,501
         Transfer agent                                                                                    540,750
         Professional fees                                                                                  65,771
         Trustee fees                                                                                       42,540
         Other expenses                                                                                    116,498
                                                                                                      ------------
         Total expenses                                                                                  2,673,060
                                                                                                      ------------
Net investment income                                                                                   22,515,431
                                                                                                      ------------
Realized and unrealized gains on investments
      Net realized loss                                                                                   (102,207)
      Net increase in unrealized appreciation                                                           11,607,543
                                                                                                      ------------
Net realized and unrealized gain on investments                                                         11,505,336
                                                                                                      ------------
Net increase in net assets resulting from operations                                                    34,020,767
                                                                                                      ============

    The accompanying notes are an integral part of the financial statments.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2001 and 2000

                                                                         2001                   2000
                                                                ---------------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                      $ 22,515,431           $ 21,736,987
      Net realized loss on investments                               (102,207)            (2,940,650)
      Net increase/(decrease) in  unrealized appreciation          11,607,543            (11,813,030)
                                                                ---------------------------------------------
   Net increase in net assets resulting from operations            34,020,767              6,983,307
   Distributions to shareholders from net investment income       (22,515,431)           (21,736,987)
   Net fund share transactions                                     38,772,921              8,715,183
                                                                ---------------------------------------------
Total increase/(decrease)                                          50,278,257             (6,038,497)
Net assets:
   Beginning of year                                              416,957,445            422,995,942
                                                                ---------------------------------------------
   End of year                                                   $467,235,702           $416,957,445
                                                                =============================================
------------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                              For the years ended June 30,
                                                            --------------------------------------------------------------
                                                                2001         2000         1999         1998         1997
                                                            ----------   ----------   ----------   ----------   ----------

Net asset value, beginning of year                          $     7.22   $     7.47   $     7.65   $     7.47   $     7.35
                                                            ----------   ----------   ----------   ----------   ----------

Income from investment operations:
  Net investment income                                           0.37         0.38         0.37         0.39         0.40
  Net gains/(losses) on securities,
    both realized and unrealized                                  0.19        (0.25)       (0.18)        0.18         0.12
                                                            ----------   ----------   ----------   ----------   ----------
Total from investment operations                                  0.56         0.13         0.19         0.57         0.52
Less distributions:
  Distributions from net investment income                       (0.37)       (0.38)       (0.37)       (0.39)       (0.40)
                                                            ----------   ----------   ----------   ----------   ----------
Net asset value, end of year                                $     7.41   $     7.22   $     7.47   $     7.65   $     7.47
                                                            ==========   ==========   ==========   ==========   ==========
Total return                                                      7.94%        1.78%        2.52%        7.77%        7.14%
Net assets, end of year (in thousands)                      $  467,236   $  416,957   $  422,996   $  373,153   $  327,304
Ratio of expenses to average net assets                           0.60%        0.61%        0.61%        0.62%        0.63%
Ratio of net investment income to
    average net assets                                            5.05%        5.17%        4.88%        5.14%        5.32%
Portfolio turnover                                                9.06%       15.74%       10.69%       11.80%        6.64%

DUPREE MUTUAL FUNDS -KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2001

                                                                                      Maturity
Bond Description                                                            Coupon      Date      Rating#    Par Value Market Value
-----------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
35.78% of Net Assets

Carrolton & Henderson KY Public Building Authority Gas Revenue               4.500   01/01/2003   Aaa/AAA*  $  620,000  $   624,935
Carrollton & Henderson Ky Public Energy Authority Gas Revenue                5.000   01/01/2009   Aaa/AAA*   1,250,000    1,262,450
Carrollton & Henderson KY Public Energy Authority Gas Revenue                4.200   01/01/2006   Aaa/AAA*     750,000      747,555
Greater KY Housing Assistance Corporation Mortgage Revenue                   6.250   01/01/2005   Aaa/AAA*     510,000      510,056
Jefferson County KY Capital Project Corporation Lease Revenue                5.500   04/01/2005   Aaa/AAA*     365,000      388,079
KY Economic Development Finance Authority Baptist Health System              4.750   08/15/2005   Aaa/AAA*   4,000,000    4,125,200
Kentucky Economic Development Finance Authority Ashland Hospital             5.000   02/01/2005   Aaa/AAA*     500,000      515,530
KY Economic Development Finance Authority Appalachian Hospital               5.700   10/01/2010      A*      1,000,000    1,021,310
KY Turnpike Authority Economic Development Road Revenue                      5.500   07/01/2007   Aaa/AAA*   3,000,000    3,238,110
Louisville & Jefferson County Metro Sewer District Revenue                   5.000   05/15/2006   Aaa/AAA*   2,505,000    2,608,356
Louisville & Jefferson County Airport Authority System Revenue               5.600   07/01/2013   Aaa/AAA*   2,000,000    2,090,100
Northern KY University Certificate of Participation Housing Facilities       4.500   12/01/2004   Aaa/AAA*   1,000,000    1,030,660
Northern KY Water Services District Water District Revenue                   4.750   02/01/2011     Aaa      1,025,000    1,062,525
University Of Kentucky Consolidated Education Building                       4.600   05/01/2011   Aaa/AAA*     650,000      654,264
                                                                                                                        -----------
                                                                                                                         19,879,130

PUBLIC FACILITIES REVENUE BONDS
16.24% of Net Assets
Kenton County KY School District Finance Corporation                         5.200   03/01/2005   Aa3/AA*      500,000      526,555
KY State Property & Building Community Revenue Project#55                    4.700   09/01/2004   Aa3/AA-*   2,030,000    2,104,298
Mt Sterling KY Lease Revenue KY League of Cities Series:A                    5.625   03/01/2003      Aa      6,150,000    6,392,679
                                                                                                                        -----------
                                                                                                                          9,023,532
STATE AND LOCAL MORTGAGE REVENUE
13.28% of Net Assets
KY Housing Corporation Housing Revenue                                       4.850   07/01/2004   Aaa/AAA*   1,700,000    1,743,435
KY Housing Corporation Housing Revenue                                       5.150   07/01/2007   Aaa/AAA*   3,225,000    3,324,169
KY Housing Corporation Housing Revenue                                       5.300   01/01/2004   Aaa/AAA*   2,250,000    2,311,493
                                                                                                                        -----------
                                                                                                                          7,379,097
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.79% of Net Assets
Christian County KY Hospital  Jennie Stuart Medical Center                   5.250   07/01/2003     A-*        200,000      201,798
KY Economic Development Finance Authority Appalachian Hospital               5.500   10/01/2007     A/A*     1,000,000    1,034,630
KY Economic Development Finance Authority Catholic Health                    5.500   12/01/2006   Aa2/AA*    1,790,000    1,927,776
KY Economic Development Finance Authority Catholic Health                    5.500   12/01/2010   Aa3/AA-*   2,100,000    2,271,465
                                                                                                                        -----------
                                                                                                                          5,435,669
MUNICIPAL UTILITIES REVENUE BONDS
5.44% of Net Assets
Logan/Todd Regional Water Community Revenue                                  5.500   08/01/2003      NR      2,000,000    2,007,220
Louisville KY Waterworks Board Water System Revenue Refunding                4.250   11/15/2007   Aa1/AA*    1,000,000    1,015,030
                                                                                                                        -----------
                                                                                                                          3,022,250
RENTALS/MUNICIPAL LEASE BONDS
4.31% of Net Assets
KY Area Development District Financing City of Ewing                         5.100   06/01/2010     AA*      1,300,000    1,363,245
KY Interlocal School Transportation Equipment Lease                          4.800   03/01/2003     Aa3        500,000      512,980
KY Interlocal School Transportation Equipment Lease                          4.900   03/01/2004     Aa3        500,000      518,070
                                                                                                                        -----------
                                                                                                                          2,394,295
PREREFUNDED BONDS
4.19% of Net Assets
Owensboro KY Electric Light & Power Revenue                                 10.500   01/01/2004     AAA*     1,420,000    1,566,402
University of KY Consolidated Education Building Series:N                    5.900   05/01/2003   Aa3/AA-*     725,000      763,773
                                                                                                                        -----------
                                                                                                                          2,330,175
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.77% of Net Assets
Murray State University Revenue Series G Second Series                       5.600   05/01/2006    A3/A*     1,000,000    1,047,540
University of Louisville KY Consolidated Education Building                  5.200   05/01/2004   A1/AA-*    1,000,000    1,046,060
                                                                                                                        -----------
                                                                                                                          2,093,600
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.95% of Net Assets
Carrol County KY Pollution Control Revenue KY Ulitilies Project              7.450   09/15/2016    A2/A-*    1,000,000    1,053,730
Meade County KY Pollution Control Revenue-Olin Corporation                   6.000   07/01/2007      NR        580,000      582,326
                                                                                                                        -----------
                                                                                                                          1,636,056

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds -- 100%
June 30, 2001

                                                                                      Maturity
Bond Description                                                            Coupon      Date      Rating#    Par Value Market Value
-----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION BONDS
1.94% of Net Assets
Shelbyville Certificates of Participation Refinancing                       4.900  10/01/2007     NR      $1,080,000   $ 1,078,078
                                                                                                                       -----------
                                                                                                                         1,078,078
                                                                                                                       -----------
Total Investments (cost $52,933,302)(a) - 97.69% of Net Assets                                                         $54,271,882
                                                                                                                       ===========

          *  Standard and Poor's Corporation
             All other ratings by Moody's Investors Service, Inc.
          NR  Not Rated
          # Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                                                            Unrealized appreciation       $1,449,142
                                                                            Unrealized depreciation         (110,562)
                                                                                                          ----------
                                                                            Net unrealized appreciation   $1,338,580
                                                                                                          ==========

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investment in securities, at value (Cost: $52,933,302)                                                     $  54,271,882
Cash                                                                                                             544,966
Interest receivable                                                                                              956,954
                                                                                                           -------------
      Total assets                                                                                         $  55,773,802
LIABILITIES:
Payable for:
   Distributions                                                                            $   181,997
   Investment advisor                                                                            22,596
   Transfer agent                                                                                 5,914
   Other fees                                                                                     8,648
                                                                                            -----------
      Total liabilities                                                                                    $     219,155
                                                                                                           -------------

NET ASSETS:
Capital                                                                                                       55,313,112
Net accumulated realized losses on investment transactions                                                    (1,097,045)
Net unrealized appreciation in value of investments                                                            1,338,580
                                                                                                           -------------
Net assets at value                                                                                        $  55,554,647
                                                                                                           =============
NET ASSET VALUE, offering price and redemption price per share
          ($55,554,647 / 10,637,109 shares outstanding)                                                    $        5.22
                                                                                                           =============
========================================================================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2001
Net investment income:
      Interest income                                                                                      $   2,629,315
                                                                                                           -------------
      Expenses:
         Investment advisory fees                                                                                256,985
         Transfer agent                                                                                           67,676
         Professional fees                                                                                        11,046
         Trustee fees                                                                                              4,932
         Other expenses                                                                                           18,635
                                                                                                           -------------
         Total expenses                                                                                          359,274
                                                                                                           -------------
Net investment income                                                                                          2,270,041
                                                                                                           -------------
Realized and unrealized gain/loss on investments
      Net realized loss                                                                                          (65,578)
      Net increase in unrealized appreciation                                                                  1,335,231
                                                                                                           -------------
Net realized and unrealized gain on investments                                                                1,269,653
                                                                                                           -------------
Net increase in net assets resulting from operations                                                       $   3,539,694
                                                                                                           =============

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2001 and 2000

                                                                                2001             2000
                                                                           -------------------------------
Increase in net assets:
  Operations:
    Net investment income                                                  $  2,270,041      $  2,260,987
    Net realized loss on investments                                            (65,578)         (415,775)
    Net increase (decrease) in unrealized appreciation                        1,335,231          (689,681)
                                                                           ------------------------------
  Net increase in net assets resulting from operations                        3,539,694         1,155,531
  Distributions to shareholders from net investment income                   (2,270,041)       (2,260,987)
  Net fund share transactions                                                 3,079,499        (6,318,760)
                                                                           ------------------------------
Total increase (decrease)                                                     4,349,152        (7,424,216)
Net assets:
  Beginning of year                                                          51,205,496        58,629,711
                                                                           ------------------------------
  End of year                                                              $ 55,554,647      $ 51,205,495
                                                                           ==============================


DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                              For the years ended June 30,
                                                        ----------------------------------------------------------------------
                                                           2001            2000           1999            1998            1997
                                                        ----------------------------------------------------------------------
Net Asset Value, beginning of year                      $  5.09         $  5.20        $  5.27         $  5.22         $  5.20
                                                        ----------------------------------------------------------------------
Income From Investment Operations:
   Net investment income                                   0.23            0.21           0.21            0.21            0.22
   Net gains ( losses) on securities
   (both realized and unrealized)                          0.13           (0.11)         (0.07)           0.05            0.02
                                                        ----------------------------------------------------------------------
Total from investment operations                           0.36            0.10           0.14            0.26            0.24
Less Distributions:
   Distributions (from net investment income)             (0.23)          (0.21)         (0.21)          (0.21)          (0.22)
                                                        ----------------------------------------------------------------------
Net asset value, end of year                            $  5.22         $  5.09        $  5.20         $  5.27         $  5.22
                                                        ======================================================================
Total return                                               7.18%           1.95%          2.58%           5.12%           4.59%
Net assets, end of year (in thousands)                  $55,555         $51,205        $58,630         $54,124         $53,829
Ratio of expenses to average net assets                    0.70%           0.69%          0.72%           0.74%           0.72%
Ratio of net investment income to
   average net assets                                      4.42%           4.06%          3.89%           4.05%           4.11%
Portfolio turnover                                        22.40%          30.57%         27.38%          20.98%          20.03%

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
June 30, 2001

                                                                                   Maturity
Bond Description                                                           Coupon    Date     Rating#   Par Value   Market Value
--------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
74.28% of Net Assets

Region IV Financial Corporation MS Greentree Apts - Series A                5.550  08/01/2010    Aa2       $10,000       $ 10,007
Gautier Mississippi Utilities District                                      6.375  03/01/2019  Aaa/AAA*     10,000         10,305
Hinds County MS Revenue Refunding-Mississippi Methodist Hospital            5.600  05/01/2012  Aaa/AAA*      5,000          5,408
Jackson County MS Pollution Control Revenue                                 5.650  11/01/2023  Aaa/AAA*     30,000         30,027
Jackson MS Public School District Limited Tax Notes                         5.375  10/01/2020   Aaa/NR      20,000         20,297
Jackson MS Water & Sewer System Revenue                                     5.250  09/01/2020  Aaa/AAA*     50,000         50,128
Madison County MS School District - Series A                                5.250  09/01/2020  Aaa/AAA*     25,000         25,064
Medical Center Educational Building Corporation MS Revenue                  5.500  12/01/2023    AAA*       10,000         10,217
MS Business Financial Corporation Mississippi Water Pollution Control       5.650  11/01/2023  Aaa/AAA*     10,000         10,000
MS Business Financial Corporation Pollution Control Revenue                 5.500  02/01/2026  Aaa/AAA*     10,000         10,040
MS Development - Madison County Road & Bridge Project                       5.250  06/01/2023    Aaa        50,000         49,804
MS Development Bank Special Obligation Madison County                       5.250  06/01/2024    Aaa        50,000         49,734
MS Development Bank Special Obligation Flowood Revenue Project              5.625  11/01/2019  Aaa/AAA*     10,000         10,291
MS Development Bank Special Obligation Natchez Convention Center            5.800  07/01/2019  Aaa/AAA*     25,000         26,880
MS Development Bank Special Obligation Gulfport Water Sewer                 5.625  07/01/2024  Aaa/AAA*     55,000         56,455
MS Development Bank Special Obligation Gulfport Combined Water              5.500  07/01/2015  Aaa/AAA*     10,000         10,612
MS Development Bank Special Obligation Desoto County                        5.900  07/01/2021    AAA         5,000          5,306
MS Development Bank Special Obligation Rankin County                        5.400  07/01/2014  Aaa/AAA*     10,000         10,412
MS Development Bank Special Obligation Meridian Community                   5.500  07/01/2016    AAA*       30,000         31,038
MS Hospital Equipment & Facilities Singing River Hospital                   5.500  03/01/2023  Aaa/AAA*     60,000         60,272
MS Hospital Equipment and Facilities Forrest County                         5.500  01/01/2024  Aaa/AAA*     20,000         20,047
Ms Development Bank Special Obligation Culkin Water District                5.800  07/01/2018  Aaa/AAA*     25,000         26,340
Southern MS University Educational Building Corporation                     5.750  03/01/2021    Aaa        10,000         10,487
Tupelo MS Public School District                                            5.375  11/01/2015  Aaa/AAA*     20,000         20,541
University MS Educational Building - Stadium A                              5.500  12/01/2017  Aaa/AAA*      5,000          5,141
Walnut Grove Correctional Authority Certificates of Partcipation            6.000  11/01/2019  Aaa/AAA*     15,000         16,211
Winston County MS Urban Renewal Revenue                                     5.150  12/01/2017    AAA*       15,000         15,138
                                                                                                                        ---------
                                                                                                                          606,202
GENERAL OBLIGATION BONDS
12.61% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A                         5.900  10/01/2019     A*        35,000         36,244
Horn Lake Special Assessment Improvement Bonds-Desoto                       5.400  04/15/2020    A-*        25,000         25,258
Jackson MS Redevelopment Authority Urban Renewal Revenue                    5.600  11/01/2021     A2        20,000         20,569
MS Development Bank Special Obligation Adams County Juvenile                5.900  07/01/2017     A*        10,000         10,547
Richland MS Tax Increment                                                   5.600  06/01/2013     NR        10,000         10,314
                                                                                                                        ---------
                                                                                                                          102,932
MUNICIPAL UTILITY REVENUE BONDS
9.23% of Net Assets
Harrison County MS Wastewater Management District                           5.000  02/01/2015  AAA/Aaa*     15,000         15,375
MS Development Bank Special Obligation-Bay St Louis                         5.375  07/01/2014     A*        10,000         10,234
MS Development Bank Special Obligation Okolona Electric                     5.350  07/01/2021     A*        50,000         49,697
                                                                                                                        ---------
                                                                                                                           75,306
PUBLIC FACILITIES REVENUE BONDS
1.29% of Net Assets
Mississippi Development Bank Special Obligation - Southaven                 6.200  03/01/2020     A*        10,000         10,535
                                                                                                                        ---------
                                                                                                                           10,535

    The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds -- 100%
June 30, 2001

                                                                                   Maturity
Bond Description                                                           Coupon    Date     Rating#   Par Value   Market Value
--------------------------------------------------------------------------------------------------------------------------------
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.27% of Net Assets
MS Home Corporation Single Family Revenue Mortgage Series A                 5.350  12/01/2014    Aaa       $10,000       $ 10,363
                                                                                                                         --------
                                                                                                                           10,363
                                                                                                                         --------

Total Investments (cost $782,868)(a) - 98.68% of Net Assets                                                              $805,338
                                                                                                                         ========

          *   Standard and Poor's Corporation
              All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                              Unrealized appreciation               $23,640
                              Unrealized depreciation                (1,170)
                                                                    -------
                              Net unrealized appreciation           $22,470
                                                                    =======

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investments in securities, at value (Cost: $782,868)                                                          $      805,338
Interest receivable                                                                                                   16,275
Receivable from Advisor                                                                                                3,996
                                                                                                             ---------------
      Total assets                                                                                                   825,609
LIABILITIES:
Payable for:
   Distributions                                                                              $      8,377
   Transfer agent                                                                                      829
   Other fees                                                                                          283
                                                                                           ---------------
      Total liabilities                                                                                                9,489
                                                                                                             ---------------

NET ASSETS:
Capital                                                                                                              793,650
Net unrealized appreciation in value of investments                                                                   22,470
                                                                                                             ---------------
Net assets at value                                                                                           $      816,120
                                                                                                             ===============
NET ASSET VALUE,   offering price and redemption price per share
                   ($816,120 / 75,349 shares outstanding)                                                     $        10.83
                                                                                                             ===============
----------------------------------------------------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
For the year ended June 30, 2001
Net investment income:
      Interest income                                                                                         $       25,158
                                                                                                             ---------------
      Expenses:
         Investment advisory fees                                                                                      2,334
         Transfer agent                                                                                                  700
         Professional fees                                                                                             1,757
         Trustee fees                                                                                                     40
         Other expenses                                                                                                  464
                                                                                                             ---------------
         Total expenses                                                                                                5,295
         Expenses reimbursed by Investment Advisor                                                                    (4,300)
                                                                                                             ---------------
Net investment income                                                                                                 24,163
                                                                                                             ---------------

Net realized and unrealized gain on investments                                                                       15,611
                                                                                                             ---------------
Net increase in net assets resulting from operations                                                          $       39,774
                                                                                                             ===============

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended June 30, 2001 and the six months ended December 31, 2000

                                                                           Year ended      Six months
                                                                            06/30/01        06/30/00
                                                                          ---------------------------
Increase in net assets:
  Operations:
   Net investment income                                                    $  24,163      $   4,575
   Net realized gain on investments                                                 -              -
                                                                               15,611          6,859
   Net increase in unrealized appreciation                                 --------------------------
 Net increase in net assets resulting from operations                          39,774         11,434
 Distributions to shareholders from net investment income                     (24,163)        (4,575)
 Net fund share transactions                                                  562,198        231,452
                                                                           --------------------------

Total increase                                                                577,809        238,311

Net assets:
 Beginning of year                                                            238,311              -
                                                                           --------------------------
 End of year                                                                $ 816,120      $ 238,311
                                                                           ==========================

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                            For the year ended          For the period 1/1/2000
                                                                  06/30/01                  to 6/30/2000(a)
                                                            ---------------------------------------------------
Net Asset Value, beginning of year                                   $   10.35                           $10.00
                                                            ---------------------------------------------------
Income From Investment Operations:
   Net investment income                                                  0.55                             0.27
   Net gains (losses) on securities
      (both realized and unrealized)                                      0.48                             0.35
                                                            ---------------------------------------------------
Total from investment operations                                          1.03                             0.62
Less Distributions:
   Distributions (from net investment income)                            (0.55)                           (0.27)
                                                            ---------------------------------------------------
Net asset value, end of year                                         $   10.83                           $10.35
                                                            ===================================================
Total return                                                             10.19%                            6.24% (c)
Net assets, end of period (in thousands):                            $     816                           $  238
Ratio of expenses to average net assets                                   0.21%                            0.50% (b)
Before expense reimbursement                                              1.13%                            3.35% (b)
Ratio of net investment income to
   average net assets                                                     4.26%                            2.45% (b)
  After expenses reimbursement                                            5.18%                            5.31% (b)
Portfolio turnover                                                        0.00%                            0.00%

(a) Commencement of operations January 1, 2000.
(b) Annualized
(c) Total return is not annualized.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2001

                                                                              Maturity
Bond Description                                                      Coupon     Date     Rating#    Par Value     Market Value
-------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL BONDS
39.68% of Net Assets

Catawba County NC Catawba Memorial Hospital Revenue                    5.000  10/01/2017  Aaa/AAA*   $  500,000   $      497,760
Craven NC Regional Medical Authortiy Health Care Facilities            5.625  10/01/2017  Aaa/AAA*       10,000           10,259
Cumberland County NC Certificates of Participation                     5.000  12/01/2018  Aaa/AAA*      500,000          501,840
Cumberland County Hospital Facilities Revenue                          5.250  10/01/2019   A3/AA*     1,000,000          995,260
Dare County NC Utility System Revenue                                  5.250  06/01/2018  Aaa/AAA*      250,000          254,803
Dare County NC Certificates of Participation                           5.125  06/01/2018  Aaa/AAA*      500,000          506,440
Elizabeth City NC Housing Developement Mortgage Revenue                6.125  04/01/2023     Aa         140,000          145,299
Fayetteville NC Public Works Community Revenue                         5.100  03/01/2015  Aaa/AAA*      400,000          407,084
Gaston County NC Certificates of Participation Public Facilities       5.250  12/01/2016  Aaa/AAA*      850,000          880,048
Gastonia NC Combined Utilities Systems Revenue                         5.625  05/01/2019  Aaa/AAA*      500,000          527,595
Greenville NC Housing Developement Corp Series A                       5.800  07/01/2024  Aaa/AAA*       40,000           40,838
New Hanover County NC Certificates of Participation                    5.000  12/01/2017  Aaa/AAA*      250,000          250,840
New Hanover County NC Hospital Revenue                                 5.750  10/01/2026  Aaa/AAA*      100,000          103,157
New Hanover County NC Hospital Revenue                                 5.000  10/01/2019  Aaa/AAA*    1,110,000        1,095,526
NC Eastern Municipal Power Agency Power System Revenue                 5.750  01/01/2019  Aaa/AAA*      100,000          101,112
NC Eastern Municipal Power Agency Power System Revenue                 5.700  01/01/2015  Aaa/AAA*      345,000          368,122
NC Eastern Municipal Power Agency Power System Refunding               5.375  01/01/2024  Aaa/AAA*    1,000,000        1,008,480
NC Central University Housing System Revenue                           5.800  11/01/2018  Aaa/AAA*       50,000           53,090
NC Central University Housing System Revenue                           5.800  11/01/2020  Aaa/AAA*       60,000           63,442
NC Medical Care Community Hospital Revenue-High Point                  5.000  10/01/2019  Aaa/AAA*      500,000          492,315
NC Medical Care Community Hospital Revenue-St Joseph                   5.100  10/01/2014  AAA/Aaa*        5,000            5,162
NC Medical Care Community Hospital Revenue-Stanly Hospital             5.375  10/01/2014  Aaa/AAA*       50,000           51,740
NC Medical Care Community Hospital Revenue-Wilson Memorial             5.625  11/01/2018  Aaa/AAA*       80,000           82,858
NC Municipal Power Agency No. 1 Catawba Electric Revenue               5.000  01/01/2015  Aaa/AAA*        5,000            5,032
NC Municipal Power Agency No. 1 Catawba Electric Revenue               5.750  01/01/2020  Aaa/AAA*       50,000           50,638
NC Municipal Power Agency No. 1 Catawba Electric Revenue               5.125  01/01/2017  Aaa/AAA*      500,000          506,995
NC Municipal Power Agency No. 1 Catawba Electric Revenue               5.500  01/01/2014  Aaa/AAA*      250,000          268,503
Pitt County NC Certificates of Participation Public Facilities         5.850  04/01/2017  Aaa/AAA*      100,000          107,947
Randolph County NC Certificates of Participation                       5.750  06/01/2022  Aaa/AAA*      500,000          525,965
Union County NC Enterprise System Revenue                              5.500  06/01/2021  AAA/Aaa*      245,000          252,081
University of NC at Wilmington Dorm & Dining System Revenue            5.400  01/01/2018  Aaa/AAA*      120,000          124,799
Winston Salem NC State University Revenue Student Services             5.400  06/01/2012  Aaa/AAA*       10,000           10,460
                                                                                                                  --------------
                                                                                                                      10,295,490
HOSPITAL AND HEALTHCARE REVENUE BONDS
24.98% of Net Assets
Charlotte/Mecklenburg NC Health Care System                            5.750  01/15/2021  Aa3/AA*       250,000          256,145
Charlotte/Mecklenburg NC Health Care System                            5.875  01/15/2026  Aa3/AA*        50,000           51,321
Cumberland County NC Hospital Facilities Revenue                       5.250  10/01/2019   A3/A-*     1,000,000          948,170
NC Medical Care Community Hospital Revenue-Baptist Hospital            6.375  06/01/2014  Aa3/AA*        45,000           46,699
NC Medical Care Community Hospital Revenue-Baptist Hospital            6.000  06/01/2022   Aa/AA*        45,000           45,743
NC Medical Care Community Hospital Revenue-Carolina Medicorp           5.500  05/01/2015  Aa3/AA*        70,000           70,744
NC Medical Care Community Hospital Revenue-Duke University Hospital    5.000  06/01/2018  Aa3/AA*       300,000          291,972
NC Medical Care Community Hospital Revenue-Duke University Hospital    5.250  06/01/2017  Aa3/AA*       900,000          903,051
NC Medical Care Community Hospital Revenue-Duke University Hospital    5.250  06/01/2021  Aa3/AA*       150,000          150,185
NC Medical Care Community Hospital Revenue-Gaston Memorial             5.500  02/15/2019   A1/A+*       150,000          150,732
NC Medical Care Community Hospital Revenue-Pitt County                 5.250  12/01/2013  Aa3/AA*       800,000          822,720
NC Medical Care Community Hospital Revenue-Pitt County                 5.000  12/01/2018  Aa3/AA-*      500,000          490,295
NC Medical Care Community Hospital Revenue-Presbyterian                5.500  10/01/2014  A1/AA-*        35,000           35,607
NC Medical Care Community Hospital Revenue-Presbyterian                5.500  10/01/2020  A1/AA-*     1,100,000        1,109,845
NC Medical Care Community Hospital Revenue-Rex Hospital                5.000  06/01/2017  Aaa/AAA*      500,000          497,265
University of NC at Chapel Hill Hospital Revenue                       5.250  02/15/2017  Aaa/AAA*      500,000          507,900
University of NC at Chapel Hill Hospital Revenue                       5.250  02/15/2019  Aa1/AA*       105,000          103,684
                                                                                                                  --------------
                                                                                                                       6,482,078

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2001

                                                                              Maturity
Bond Description                                                      Coupon     Date     Rating#    Par Value     Market Value
-------------------------------------------------------------------------------------------------------------------------------
STATE AND LOCAL MORTGAGE REVENUE BONDS
8.48% of Net Assets
Lenoir NC Housing Authority Mortgage Revenue                           5.700  08/20/2024    AAA*     $  100,000   $      101,618
NC Housing Finance Agency Single Family Revenue Series Y               6.300  09/01/2015   Aa/AA*       120,000          129,917
NC Housing Finance Agency Single Family Revenue Series II              6.200  03/01/2016  Aa2/AA*        80,000           84,409
NC Housing Finance Agency Single Family Revenue Series KK              5.875  09/01/2017  Aa2/AA+*       90,000           93,483
NC Housing Finance Agency Home Ownership Revenue                       5.125  07/01/2013  Aa2/AA*       100,000          102,353
Raleigh NC Housing Authority Multifamily Cedar Point Apts              5.800  11/01/2019     BB       2,000,000        1,588,000
Vance County NC Housing Mortgage Revenue Henderson Project             6.150  03/01/2022    Aa2*        100,000          101,898
                                                                                                                  --------------
                                                                                                                       2,201,678
CERTIFICATES OF PARTICIPATION REVENUE BONDS
6.78% of Net Assets
Charlotte NC Certificates of Participation Law Project                 5.375  06/01/2013  Aa1/AA*       100,000          103,182
Charlotte NC Certificates of Participation Convention Facilities       5.500  12/01/2020  Aa2/AA+*      700,000          732,179
Forsyth County NC Certificates of Participation                        5.000  10/01/2018  Aa2/AA*       400,000          402,324
Pitt County NC Certificates of Participation School Facilities         5.500  04/01/2020  Aaa/AAA*      500,000          520,985
                                                                                                                  --------------
                                                                                                                       1,758,670
MUNICIPAL UTILITY REVENUE BONDS
5.71% of Net Assets
Greenville NC Enterprise System Revenue                                6.000  09/01/2010   A1/A+*       100,000          106,762
NC Eastern Municipal Power Agency Power System Revenue                 5.500  01/01/2017  Aaa/AAA*      150,000          152,553
Orange NC Water and Sewer Revenue                                      5.200  07/01/2016  Aa2/AA*       210,000          216,340
Winston Salem NC Water & Sewer System Revenue                          5.125  06/01/2020  Aa2/AAA*    1,000,000        1,004,520
                                                                                                                  --------------
                                                                                                                       1,480,175
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.80% of Net Assets
NC Educational Facilities Finance Agency St Augustines                 5.250  10/01/2018    AA*         600,000          621,300
NC Educational Facilities Finance Agency St Augustines                 5.250  10/01/2028    AA*         630,000          623,637
                                                                                                                  --------------
                                                                                                                       1,244,937
RENTALS/MUNICIPAL LEASE BONDS
3.80% of Net Assets
Raleigh Durham NC Airport Revenue                                      5.000  11/01/2020    Aaa       1,000,000          985,310
                                                                                                                  --------------
                                                                                                                         985,310
PREREFUNDED BONDS
2.05% of Net Assets
Forsyth County NC General Obligation Public Improvement                5.600  08/01/2009  Aa1/AAA*        5,000            5,194
Greensboro NC Coliseum Complex Improvement                             5.700  12/01/2010   A1/AA*        55,000           61,403
NC Eastern Municipal Power Agency Power System                         6.000  01/01/2026  AAA/BBB*       15,000           16,807
Pitt County NC Memorial Hospital Revenue                               5.500  12/01/2015  Aaa/AAA*      325,000          345,517
University of NC at Chapel Hill Hospital Revenue                       6.000  02/15/2024   Aa/AA*       100,000          104,048
                                                                                                                  --------------
                                                                                                                         532,969
VARIABLE RATE BONDS
 .96% of Net Assets
University of NC at Chapel Hill Hospital Revenue                       3.300  02/15/2031   A1/AA*       250,000          250,000
                                                                                                                  --------------
                                                                                                                         250,000

      The accompanying are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2001

                                                                              Maturity
Bond Description                                                      Coupon     Date     Rating#    Par Value     Market Value
-------------------------------------------------------------------------------------------------------------------------------
PUBLIC FACILITIES REVENUE BONDS
 .24% of Net Assets
Shelby NC Combined Enterprise System Revenue                           5.625  05/01/2014  Baa1/A-*   $   20,000   $       20,462
Shelby NC Combined Enterprise System Revenue                           5.625  05/01/2014  Baa1/A-*       40,000           40,924
                                                                                                                  --------------
                                                                                                                          61,386
                                                                                                                  --------------

Total Investments (cost $25,229,072)(a) - 97.48% of Net Assets                                                    $   25,292,693
                                                                                                                  ==============

          *   Standard and Poor's Corporation
          **  Fitch Rating Service
              All other ratings by Moody's Investors Service, Inc.

          #   Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                  Unrealized appreciation         $  474,566
                                  Unrealized depreciation           (410,945)
                                                                  ----------
                                  Net unrealized appreciation     $   63,621
                                                                  ==========

      The accompanying are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investments in securities, at value (Cost $25,229,072)              $25,292,693
Cash                                                                    645,294
Interest receivable                                                     314,340
                                                                    -----------
      Total assets                                                   26,252,327

LIABILITIES:
Payable for:
   Distributions                                          $290,775
   Fund shares redeemed                                      5,412
   Management fee
   Transfer agent                                            3,046
   Other fees                                                  235
                                                          --------
      Total liabilities                                                 306,927
                                                                    -----------


NET ASSETS:
Net assets consist of:
Capital                                                             $26,011,949
Net accumulated realized losses on investment transactions             (130,170)
Net unrealized appreciation in value of investments                      63,621
                                                                    -----------
Net assets at value                                                 $25,945,400
                                                                    ===========

NET ASSET VALUE, offering price and redemption price
      per share ($25,945,400 / 2,441,448 shares outstanding)        $     10.63
                                                                    ===========
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
For the year ended June 30, 2001

Net investment income:
      Interest income                                               $ 1,242,545
                                                                    -----------
      Expenses:
         Investment advisory fees                                       119,012
         Transfer agent                                                  34,563
         Professional fees                                                4,025
         Trustee fees                                                     2,257
         Other expenses                                                   7,766
                                                                    -----------
         Total expenses                                                 167,623
         Expenses reimbursed by Investment Advisor                      (36,710)
                                                                    -----------
Net investment income                                                 1,111,632
                                                                    -----------
Realized and unrealized gain on investments
      Net realized gain                                                  18,383
      Net increase in unrealized appreciation                           853,455
                                                                    -----------
Net realized and unrealized gain on investments                         871,838
                                                                    -----------
Net increase in net assets resulting from operations                $ 1,983,470
                                                                    ===========

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2001 and  2000

                                                                                          2001             2000
                                                                                   --------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                            $ 1,111,632      $   986,912
      Net realized gain/(loss) on investments                                               18,383         (118,443)
      Net increase/(decrease) in unrealized appreciation                                   853,455         (584,892)
                                                                                   --------------------------------
   Net increase in net assets resulting from operations                                  1,983,470          283,577
Distributions to shareholders from:
   Net capital gains                                                                             0          (30,111)
   Net investment income                                                                (1,111,632)        (986,912)
Net fund share transactions                                                              3,413,383        2,937,281
                                                                                   --------------------------------
Total increase                                                                           4,285,221        2,203,835
Net assets:
   Beginning of year                                                                    21,660,179       19,456,344
                                                                                   --------------------------------
   End of year                                                                         $25,945,400      $21,660,179
                                                                                   ================================
--------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                            For the years ended June 30,
                                                            ---------------------------------------------------------
                                                               2001          2000        1999       1998       1997
                                                            ---------      --------    ---------  ---------  --------
Net asset value, beginning of year                           $ 10.21        $ 10.61     $ 10.82    $ 10.33    $  9.88
                                                             -------        -------     -------    -------    -------
Income from investment operations:
  Net investment income                                         0.50           0.51        0.50       0.53       0.54
  Net gains/(losses) on securities,
    both realized and unrealized                                0.42          (0.40)      (0.20)      0.49       0.45
                                                             -------        -------     -------    -------    -------
Total from investment operations                                0.92           0.11        0.30       1.02       0.99
Less distributions:
  Distributions from capital gains                              0.00          (0.01)      (0.01)      0.00       0.00
  Distributions from net investment income                     (0.50)         (0.50)      (0.50)     (0.53)     (0.54)
                                                             -------        -------     -------    -------    -------
Net asset value, end of year                                 $ 10.63        $ 10.21     $ 10.61    $ 10.82    $ 10.33
                                                             =======        =======     =======    =======    =======
Total return                                                    9.09%          1.07%       2.71%      9.99%     10.21%
Net assets, end of year (in thousands)                       $25,945        $21,660     $19,456    $ 9,911    $ 3,586
Ratio of expenses to average net assets                         0.55%          0.55%       0.45%      0.33%      0.25%
  Before expense reimbursement                                  0.71%          0.72%       0.77%      0.76%      0.81%
Ratio of net investment income to
    average net assets                                          4.55%          4.76%       4.43%      4.47%      4.72%
  After expense reimbursement                                   4.71%          4.92%       4.74%      4.90%      5.29%
Portfolio turnover                                             19.71%         16.14%      11.70%     16.77%     24.13%

DUPREE MUTUAL FUNDS - NORTH CAROLINA SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2001

                                                                                     Maturity
Bond Description                                                           Coupon      Date     Rating#   Par Value  Market Value
---------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL BONDS
39.05% of Net Assets
Asheville NC Certificates of Participation  Series:A                         4.600  06/01/2005  Aaa/AAA*   $ 50,000    $   51,702
Asheville NC Certificates of Participation  Series B                         4.300  06/01/2002  Aaa/AAA*     25,000        25,362
Catawba County NC Hospital Revenue  Catawba Memorial Hospital                4.000  10/01/2003    Aaa       110,000       111,871
Coastal Regualtion Solid Waste Management Authority NC                       4.250  06/01/2005  Aaa/AAA*    125,000       127,851
Cumberland County NC Hospital Facility Revenue                               5.000  10/01/2006   A3/AA*     150,000       155,024
Elizabeth City NC Housing Mortgage Corporation Virginia Dare Apartments      6.500  01/01/2005  Aaa/AAA*    105,000       110,608
Johnston County NC Finance Corporation  School & Museum Project              4.650  08/01/2008  Aaa/AAA*    200,000       206,948
New Hanover County NC Regional Medical Center Hospital Revenue               4.250  10/01/2009  Aaa/AAA*    100,000        99,650
NC Medical Care Community Hospital-High Point Health System                  4.400  10/01/2003  Aaa/AAA*     50,000        51,261
NC Medical Care Community Hospital  Wilson Memorial Hospital                 4.900  11/01/2007  Aaa/AAA*     75,000        78,486
North Carolina Medical Care Community Hospital  Wayne Memoral                4.250  10/01/2006    Aaa       100,000       101,596
NC Municipal Power Agency No 1 Catawba Electric                              5.100  01/01/2007  Aaa/AAA*    125,000       130,416
North Carolina Municipal Power Agency  Catawba Electric                      6.000  01/01/2007  Aaa/AAA*    200,000       218,764
Pitt County NC Certificates of Participation                                 5.500  04/01/2002  Aaa/AAA*     70,000        71,447
Pitt County NC Certificates of Participation  School Facilities              4.750  04/01/2010  Aaa/AAA*    100,000       102,586
Wilkes County NC Refinancing                                                 5.250  06/01/2006  Aaa/AAA*    250,000       260,136
                                                                                                                       ----------
                                                                                                                        1,903,708
HOSPITAL AND HEALTHCARE REVENUE BONDS
32.40% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care System               5.400  01/15/2007  Aa3/AA*     200,000       210,042
Charlotte-Mecklenberg Hospital Authority NC Health Care System               6.000  01/01/2003  Aa3/AA*     150,000       154,580
Cumberland County NC Hospital Facility Revenue                               4.100  10/01/2003   A3/A-*     175,000       174,356
Cumberland County NC Hospital Facility Revenue                               4.500  10/01/2007   A3/A-*     200,000       202,928
NC Community Health Care Facility  Duke Hospital                             4.100  06/01/2005  Aa3/AA*     100,000        98,891
NC Medical Care Community Health Care Facility  Duke University              4.500  06/01/2007  Aa3/AA*     200,000       201,544
North Carolina Medical Care Community Hospital-Scotland Memoral              5.375  10/01/2011    AA*        60,000        61,975
NC Medical Care Community Hospital-Presbytarian Health                       5.000  10/01/2002   A1/NR       40,000        40,719
NC Medical Care Community Hospital-Presbytarian Health                       5.350  10/01/2001  A1/AA-*      25,000        25,164
NC Medical Care Community Hospital  Gaston Memorial                          4.900  02/15/2003   A1/A+*     150,000       153,600
NC Medical Care Community Hospital  Gaston Memorial                          5.250  02/15/2007   A1/A+*      50,000        52,681
NC Medical Care Community Hospital - Southeastern                            5.000  06/01/2003    A/A*      200,000       203,103
                                                                                                                       ----------
                                                                                                                        1,579,583
GENERAL OBLIGATION BONDS
12.72% of Net Assets
Caldwell County NC General Obligation                                        6.000  02/01/2005   A1/A*       50,000        51,126
Durham NC Certificates of Participation                                      5.100  06/01/2005  Aa1/AA+*    100,000       105,176
NC State General Obligation                                                  5.000  06/01/2003  Aaa/AAA*     50,000        51,730
NC State General Obligation  Series A                                        4.750  04/01/2006  Aaa/AAA*    200,000       208,450
Wake County NC General Obligation                                            4.600  03/01/2011  Aaa/AAA*    200,000       203,743
                                                                                                                       ----------
                                                                                                                          620,225
PREREFUNDED BONDS
6.83% of Net Assets
Charlotte NC Water & Sewer  General Obligation                               6.200  06/01/2016  Aaa/AAA*    100,000       105,106
Charlotte NC Certificates of Participation Convention Center                 6.750  12/01/2021  Aaa/AAA*    200,000       207,318
Franklin County NC Certificates of Participation Jail & School               6.000  06/01/2002  Aaa/AAA*     15,000        15,438
Pitt County NC Revenue-Pitt County Memorial Hospital                         6.900  12/01/2021  Aaa/AA-*      5,000         5,186
                                                                                                                       ----------
                                                                                                                          333,048
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.15% of Net Assets
NC Education Facility Finance Agency (St Augustine College)                  4.450  10/01/2002    AA*       100,000       101,559
University of NC   Utility System Revenue                                    4.900  08/01/2003  Aa1/AA*      50,000        51,744
                                                                                                                       ----------
                                                                                                                          153,303
MUNICIPAL UTILITY REVENUE BONDS
1.47% of Net Assets
Winston-Salem NC Water & Sewer Revenue Refunding                             4.300  06/01/2003  Aa2/AAA*     70,000        71,541
                                                                                                                       ----------
                                                                                                                           71,541

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds -- 100%
June 30, 2001

                                                                                     Maturity
Bond Description                                                           Coupon      Date     Rating#   Par Value  Market Value
---------------------------------------------------------------------------------------------------------------------------------
STATE AND LOCAL MORTGAGE REVENUE
 .62% of Net Assets
NC Housing Finance Agency Single Family                                      4.750  03/01/2002   Aa/AA*    $ 30,000    $   30,273
                                                                                                                       ----------
                                                                                                                           30,273
                                                                                                                       ----------

Total Investments (cost $4,613,630)(a) - 96.24% of Net Assets                                                          $4,691,681
                                                                                                                       ==========

          *   Standard and Poor's Corporation
              All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a)  Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                                 Unrealized appreciation              $ 90,560
                                 Unrealized depreciation               (12,509)
                                                                      --------
                                 Net unrealized appreciation          $ 78,051
                                                                      ========

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investments in securities, at value (Cost: $4,613,630)                                                      $4,691,681
Cash                                                                                                           133,863
Receivable from investments sold                                                                                30,000
Interest receivable                                                                                             59,413
                                                                                                         -------------
      Total assets                                                                                           4,914,957
LIABILITIES:
Payable for:
   Distributions                                                                          $14,911
   Fund shares redeemed                                                                    20,000
   Investment advisor                                                                         816
   Transfer agent                                                                             599
   Other fees                                                                               3,713
                                                                                       ----------
      Total liabilities                                                                                         40,039
                                                                                                         -------------

NET ASSETS:
Capital                                                                                                      4,829,546
Net accumulated realized losses on investment transactions                                                     (32,679)
Net unrealized appreciation in value of investments                                                             78,051
                                                                                                         -------------
Net assets at value                                                                                         $4,874,918
                                                                                                         =============
NET ASSET VALUE, offering price and redemption price per share
           ($4,874,918 / 475,801 shares outstanding)                                                        $    10.25
                                                                                                         =============

======================================================================================================================


STATEMENT OF OPERATIONS
For the year ended June 30, 2001
Net investment income:
      Interest income                                                                                       $  201,069
                                                                                                         -------------
      Expenses:
         Investment advisory fees                                                                               22,812
         Transfer agent                                                                                          6,844
         Professional fees                                                                                       2,121
         Trustee fees                                                                                              434
         Other expenses                                                                                          3,442
                                                                                                         -------------
         Total expenses                                                                                         35,653
         Expenses reimbursed by Investment Advisor                                                             (13,753)
                                                                                                         -------------
Net investment income                                                                                          179,169
                                                                                                         -------------
Realized and unrealized gain on investments
      Net realized loss                                                                                           (341)
      Net increase in unrealized depreciation                                                                  139,820
                                                                                                         -------------
Net realized and unrealized loss on investments                                                                139,479
                                                                                                         -------------
Net increase in net assets resulting from operations                                                        $  318,648
                                                                                                         =============

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2001 and 2000

                                                                                                2001                   2000
                                                                                          -------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                               $    179,169             $    171,257
      Net realized loss on investments                                                            (341)                 (27,157)
      Net increase/(decrease) in unrealized appreciation                                       139,820                  (39,253)
                                                                                          -------------------------------------
   Net increase in net assets resulting from operations                                        318,648                  104,847
   Distributions to shareholders from net investment income                                   (179,169)                (171,257)
   Net fund share transactions                                                                 489,088                  374,660
                                                                                          -------------------------------------
Total increase                                                                                 628,567                  308,250
Net assets:
   Beginning of year                                                                         4,246,351                3,938,101
                                                                                          -------------------------------------
   End of year                                                                            $  4,874,918             $  4,246,351
                                                                                          =====================================
===============================================================================================================================

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                                  For the years ended June 30,
                                                             ----------------------------------------------------------------------
                                                                    2001           2000         1999          1998          1997
                                                             ----------------------------------------------------------------------
Net Asset Value, beginning of year                                $ 9.94         $10.09       $10.24        $10.12        $ 9.99
                                                             ----------------------------------------------------------------------
Income From Investment Operations:
   Net investment income                                            0.40           0.39         0.39          0.40          0.41
   Net gains (losses) on securities
      (both realized and unrealized)                                0.31          (0.15)       (0.15)         0.12          0.13
                                                             ----------------------------------------------------------------------
Total from investment operations                                    0.71           0.24         0.24          0.52          0.54
Less Distributions:
   Distributions (from net investment income)                      (0.40)         (0.39)       (0.39)        (0.40)        (0.41)
                                                             ----------------------------------------------------------------------
Net Asset Value, end of year                                      $10.25         $ 9.94       $10.09        $10.24        $10.12
                                                             ======================================================================
Total return                                                        7.24%          2.47%        2.35%         5.20%         5.49%
Net assets, end of year (in thousands)                            $4,875         $4,246       $3,938        $2,194        $1,458
Ratio of expenses to average net assets                             0.48%          0.48%        0.44%         0.41%         0.23%
Before expense reimbursement                                        0.78%          0.80%        0.78%         0.86%         0.82%
Ratio of net investment income to average net assets                3.63%          3.62%        3.44%         3.44%         3.46%
   After expense reimbursement                                      3.93%          3.94%        3.78%         3.89%         4.06%
Portfolio turnover                                                  7.29%         25.85%       25.54%        14.89%        17.20%

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2001

                                                                                    Maturity
Bond Description                                                     Coupon           Date     Rating#    Par Value    Market Value
-----------------------------------------------------------------------------------------------------------------------------------
STATE AND LOCAL MORTGAGE REVENUE BONDS
24.68% of Net Assets
Hamilton County TN Multifamily Housing Revenue                              6.700  03/01/2021     A*      $  450,000    $   465,561
Knoxville TN Development Corp Housing Revenue Clinton Tower                 6.600  10/15/2007     A*         350,000        362,705
Knoxville TN Development Corp Housing Revenue Clinton Tower                 6.650  10/15/2010     A*         285,000        295,593
Memphis TN Health Education & Housing Board Hunters Trace                   6.250  06/01/2013  Aa/AAA*        55,000         55,515
Memphis TN Health Education & Housing Board Riverdale Plaza                 6.350  07/20/2028    AAA*        295,000        307,629
Memphis TN Health Education & Housing Board River Trace II                  6.250  10/01/2013    Aaa          50,000         52,765
Metropolitan Nashville & Davidson County TN Dandridge Tower                 6.375  01/01/2011     A*         200,000        214,760
Metropolitan Nashville & Davidson County TN Hermitage Apts                  5.900  02/01/2019     A*         645,000        654,514
Murfreesboro TN Housing Authority Westbrooks Towers Project                 5.875  01/15/2010    BBB*        310,000        314,883
Shelby County TN Health Educational & Housing Cameron Kirby                 5.900  07/01/2018     A*       3,800,000      3,865,360
Shelby County TN Health Educational & Housing Cameron Kirby                 6.000  07/01/2028     A*         500,000        504,420
Shelby County TN Health Educational & Housing Harbour Apts                  6.000  04/15/2018     A*         125,000        127,268
Shelby County TN Health Educational & Housing Harbour Apts                  6.000  04/15/2024     A*          50,000         50,728
Shelby County TN Health Educational & Housing Harbour Apts                  5.750  04/15/2011     A*         100,000        102,028
Shelby County TN Health Educational & Housing Windsor Apts                  6.750  10/01/2017    AA*         355,000        372,306
TN Housing Development Agency Homeownership Program                         6.700  07/01/2012  Aa2/AA*        85,000         88,188
TN Housing Development Agency Homeownership Program                         5.850  01/01/2011  Aa2/AA*       200,000        212,768
TN Housing Development Agency Homeownership Program                         5.500  07/01/2020  Aa2/AA*     2,000,000      2,029,760
TN Housing Development Agency Mortgage Finance Program                      5.700  01/01/2008     AA         100,000        104,164
TN Housing Development Agency Mortgage Finance Program                      5.850  07/01/2013   A1/A+*       125,000        129,316
TN Housing Development Agency Mortgage Finance Program                      5.900  07/01/2018   A1/A+*       785,000        804,633
                                                                                                                    ---------------
                                                                                                                         11,114,864
INSURED MUNICIPAL BONDS
22.94% of Net Assets
Chattanooga/Hamilton County TN Hospital Revenue Erlanger                    5.625  10/01/2018  Aaa/AAA*       30,000         30,604
Clarksville TN Water Sewer & Gas Refunding & Improvement                    6.250  02/01/2018  Aaa/AAA*      200,000        205,720
Clarksville TN Water Sewer & Gas Revenue                                    5.650  02/01/2017    Aaa         200,000        209,530
Franklin TN Industrial Development Board Landings Apartment                 5.550  10/01/2008  Aaa/AAA*       50,000         53,905
Franklin TN Industrial Development Board Landings Apartment                 5.900  10/01/2016  Aaa/AAA*      800,000        840,312
Gatlinburg TN Public Building Authority  Convention Center                  6.900  12/01/2012  Aaa/AAA*       90,000         92,871
Greater Tennessee Housing Assistance Refunding                              7.250  07/01/2024  Aaa/AAA*        5,000          5,340
Jackson TN Hospital Revenue Refunding & Improvement                         5.625  04/01/2015  Aaa/AAA*      310,000        320,655
Knox County/Chapman TN Utility District Water & Sewer                       6.000  01/01/2014  Aaa/AAA*       40,000         42,249
Knox County TN Health Educational & Housing Facilities Baptist              5.500  04/15/2017    AAA*      1,315,000      1,363,616
Knox County TN Health Educational & Housing Facilities Ft Sanders           5.650  01/01/2008  Aaa/AAA*       20,000         20,540
Knox County TN Health Educational & Housing Facilities Ft Sanders           6.250  01/01/2013  Aaa/AAA*       10,000         11,299
Knox County TN Health Educational & Housing Facilities Mercy                5.875  09/01/2015  Aaa/AAA*       15,000         16,060
Knox County TN Health Educational & Housing Facilities Mercy                6.000  09/01/2019  Aaa/AAA*      100,000        104,243
Knox County TN Utility District Water & Sewer                               5.625  12/01/2019    Aaa         400,000        414,212
Knoxville TN Development Corp Housing Revenue Morningside                   6.100  07/20/2020    AAA         500,000        516,315
Lawrence County TN Public Improvements General Obligation                   6.300  03/01/2008  Aaa/AAA*       50,000         52,171
Memphis/Shelby County TN Airport Revenue Refunding                          5.650  09/01/2015  Aaa/AAA*       55,000         56,745
Metropolitan Nashville & Davidson County TN Adventist System                5.750  11/15/2025  Aaa/AAA*    1,150,000      1,187,030
Metropolitan Nashville & Davidson County TN Stadium Project                 5.750  07/01/2014  Aaa/AAA*      100,000        106,162
Metropolitan Nashville & Davidson County TN Stadium Project                 5.875  07/01/2021  Aaa/AAA*      350,000        364,256
Metropolitan Nashville & Davidson County TN Airport Series C                6.625  07/01/2007  Aaa/AAA*       30,000         30,604
Metropolitan Nashville & Davidson County TN Airport Series C                6.600  07/01/2015  Aaa/AAA*      120,000        122,417
North Anderson TN Utility District Waterworks Revenue                       5.600  01/01/2015  Aaa/AAA*      100,000        104,271
Oak Ridge TN Industrial Development Board Gardens Refunding Revenue         5.250  08/20/2018    Aaa         655,000        659,022
Sevier County TN Public Buildings Auth Solid Waste Facility                 5.600  09/01/2015  Aaa/AAA*      100,000        103,432
Shelby County TN Health Educational & Housing Heritage Place                6.900  07/01/2014  Aaa/AAA*      150,000        162,126
Shelby County TN Health Educational & Housing Methodist                     5.300  08/01/2015  Aaa/AAA*      740,000        762,526
Shelby County TN Health Educational & Housing Methodist                     5.375  04/01/2013  Aaa/AAA*      690,000        717,614
Shelby County TN Health Educational & Housing Methodist                     5.000  04/01/2018  Aaa/AAA*      500,000        490,510
Sullivan County TN Health Educational & Housing Holston                     5.750  02/15/2013  Aaa/AAA*      130,000        135,017
TN Housing Development Agency Homeownership Program                         5.900  07/01/2017  Aaa/AAA*       35,000         35,926
TN Housing Development Agency Mortgage Finance Program                      5.900  07/01/2018  Aaa/AAA*       95,000         97,304
TN Housing Development Agency Mortgage Finance Program                      5.850  07/01/2013  Aaa/AAA*      100,000        103,050

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2001

                                                                               Maturity
Bond Description                                                     Coupon      Date      Rating#    Par Value    Market Value
-------------------------------------------------------------------------------------------------------------------------------
TN Housing Development Agency Mortgage Finance Program                  6.200  07/01/2018  Aaa/AAA*   $  755,000    $   793,913
                                                                                                                    -----------
                                                                                                                     10,331,567
HOSPITAL AND HEALTHCARE REVENUE BONDS
16.73% of Net Assets
Anderson County TN Health & Educational Facilities Revenue              5.650  07/01/2007     A1         155,000        157,875
Chattanooga TN Health Educational & Housing Revenue                     5.000  12/01/2018  Aa2/AA*     1,000,000        972,750
Knox County TN Health Educational & Housing Facilites University        5.750  04/01/2019    Baa1      1,000,000        930,510
Metropolitan Nashville & Davidson County TN Adventist System            6.250  11/15/2015  Baa1/A-*    1,100,000      1,112,397
Metropolitan Nashville & Davidson County TN Modal                       5.500  05/01/2023    AA*       1,675,000      1,700,092
Metropolitan Nashville & Davidson County TN Open Arms                   5.100  08/01/2016    AA*       1,000,000        992,680
Metropolitan Nashville & Davidson County TN Open Arms                   5.100  08/01/2019    AA*       1,660,000      1,586,263
Sumner County TN Health Educational & Housing Sumner Health             7.500  11/01/2014     A-          75,000         82,943
                                                                                                                    -----------
                                                                                                                      7,535,510
MUNICIPAL UTILITY REVENUE BONDS
9.64% of Net Assets
Chattanooga TN Electric System Revenue                                  5.250  09/01/2021    AA*       1,500,000      1,515,105
Clarksville TN Water Sewer & Gas Revenue                                5.250  02/01/2018    Aaa       1,000,000      1,018,740
Knoxville TN Gas System Revenue                                         5.400  03/01/2015  Aa3/AA*       100,000        102,058
Knoxville TN Waste Water System Revenue                                 5.100  04/01/2018  Aa3/AA*       435,000        436,936
Metropolitan Nashville & Davidson County TN Electric System             5.125  05/15/2021   Aa/AA*     1,085,000      1,084,262
Metropolitan Nashville & Davidson County TN Water & Sewer               5.500  01/01/2016  Aa3/A+*       185,000        185,006
                                                                                                                    -----------
                                                                                                                      4,342,107
GENERAL OBLIGATION BONDS
7.76% of Net Assets
Collierville TN General Obligation Improvement                          5.900  05/01/2012    Aa3          30,000         31,626
Johnson City TN General Obligation                                      5.500  05/01/2020  Aaa/AAA*      300,000        307,338
Marion County TN General Obligation                                     6.000  04/01/2018    Aaa         950,000      1,026,846
Metropolitan Nashville & Davidson County TN General Obligation          5.875  05/15/2026   Aa/AA*       100,000        104,746
Metropolitan Nashville & Davidson County TN Limited Obligation          7.000  09/01/2011   A1/A*        180,000        184,541
Shelby County TN General Obligation                                     5.625  04/01/2014  Aa3/AA+*       60,000         62,026
Williamson County TN General Obligation                                 5.375  03/01/2019    Aa1       1,000,000      1,022,310
Wilson County TN General Obligation Refunding                           5.100  05/01/2016    AAA         745,000        755,244
                                                                                                                    -----------
                                                                                                                      3,494,677
PREREFUNDED BONDS
6.39% of Net Assets
Chattanooga TN General Obligation                                       6.000  08/01/2011  Aa2/AA-*      110,000        115,843
Franklin TN Industrial Development Board Sussex Downs LTD               6.250  06/01/2007     NR          30,000         33,200
Jackson TN Water & Sewer Revenue                                        7.200  07/01/2012  Aaa/AAA*       10,000         10,141
Lauderdale County TN General Obligation                                 6.000  04/01/2013  Aaa/AAA*       20,000         20,881
Memphis TN General Obligation Improvement                               5.500  10/01/2010   Aa/AA*        20,000         20,339
Memphis TN Sanitary Sewer System Revenue                                5.750  10/01/2014   Aa/AA*       100,000        105,222
Memphis TN Water Revenue                                                6.000  01/01/2012   Aa/AA*       140,000        144,756
Metropolitan Nashville & Davidson County TN General Obligation          5.625  05/15/2017   Aa/AA*       250,000        265,995
Metropolitan Nashville & Davidson County TN Electric System             5.625  05/15/2014   Aa/AA*       500,000        549,990
Metropolitan Nashville & Davidson County TN Electric System             6.000  05/15/2012   Aa/AA*        30,000         31,408
Metropolitan Nashville & Davidson County TN Vanderbilt                  6.000  10/01/2016  Aa3/AA*       130,000        137,500
Metropolitan Nashville & Davidson County TN Water & Sewer               6.500  12/01/2014  Aaa/AAA*       60,000         68,720
Milan TN Special School District                                        6.750  04/01/2013  Aaa/AAA*       60,000         66,317
Shelby County TN General Obligation Public Improvement Series A         6.000  03/01/2013  Aa/AA+*        30,000         30,924
Shelby County TN General Obligation                                     5.625  04/01/2014    AA+*         20,000         21,584
Shelby County TN School Building Revenue Series A                       5.800  04/01/2019  Aa/AA+*       100,000        106,397
Shelby County TN School Building Revenue Series A                       5.900  03/01/2012  Aa/AA+*        10,000         10,298
Shelby County TN School Building Revenue Series A                       5.900  03/01/2016  Aa/AA+*        50,000         51,490
Shelby County TN School Building Revenue Series A                       5.950  03/01/2017  Aa/AA+*       100,000        103,011
Shelby County TN School Building Revenue Series A                       5.950  03/01/2019  Aa/AA+*        40,000         41,204
Shelby County TN School Building Revenue Series B                       5.875  03/01/2012  Aa/AA+*       150,000        154,443
Shelby County TN School Building Revenue Series B                       6.000  03/01/2013  Aa/AA+*        35,000         36,066
TN Local Development Auth Cmnty Provider Pooled Loan Program            6.250  10/01/2009    A-*          30,000         33,130
TN Local Development Auth Cmnty Provider Pooled Loan Program            6.450  10/01/2014    A-*          40,000         44,352
TN Local Development Auth Cmnty Provider Pooled Loan Program            7.000  10/01/2011    A-*           5,000          5,345
Tennessee School Building Authority Revenue                             6.250  05/01/2017  Aa2/AA*        35,000         36,496

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2001

                                                                               Maturity
Bond Description                                                     Coupon      Date      Rating#    Par Value    Market Value
-----------------------------------------------------------------------------------------------------------------------------------
Tipton County TN General Obligation High School                         6.650  04/01/2014  Aaa/AAA*   $   30,000    $    31,436
Williamson County TN Rural School Building Revenue                      5.800  03/01/2012     Aa         100,000        106,190
Williamson County TN General Obligation                                 5.600  09/01/2010     Aa          45,000         48,731
Wilson County TN Certificates of Participation                          6.125  06/30/2010     A          410,000        448,179
                                                                                                                    -----------
                                                                                                                      2,879,588
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.81% of Net Assets
Metropolitan Nashville & Davidson County TN Belmont University          6.300  12/01/2014    Baa3         10,000         10,648
Metropolitan Nashville & Davidson County TN McKendree                   5.125  01/01/2020    AA*       1,700,000      1,703,247
                                                                                                                    -----------
                                                                                                                      1,713,895
PUBLIC FACILITIES REVENUE BONDS
2.28% of Net Assets
Putnam County TN School Building Revenue                                5.500  04/01/2019  Aaa/A2*     1,000,000      1,026,450
                                                                                                                    -----------
                                                                                                                      1,026,450
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.15% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co                7.200  08/15/2010    AAA*         20,000         24,441
Chattanooga TN Industrial Development Board F L Haney Co                7.200  02/15/2009    AAA*         25,000         29,922
Chattanooga TN Industrial Development Board F L Haney Co                7.200  08/15/2009    AAA*         25,000         30,194
Chattanooga TN Industrial Development Board F L Haney Co                7.200  02/15/2010    AAA*        100,000        121,195
Cookeville TN Industrial Development Board General Hospital             5.625  10/01/2016     A*         200,000        207,140
Maury County TN Pollution Control Revenue Saturn Corp Project           6.500  09/01/2024   A2/A*        100,000        104,967
                                                                                                                    -----------
                                                                                                                        517,859
RENTALS / MUNICIPAL LEASE BONDS
1.10% of Net Assets
Memphis/Shelby County TN Airport Special Facilities FedEx               7.875  09/01/2009  Baa/BBB*      120,000        124,298
Memphis/Shelby County TN Airport Revenue Refunding FedEx                6.750  09/01/2012  Baa/BBB*      155,000        161,595
TN Local Development Authority Student Loan Program                     5.750  03/01/2011  AA/AA-*       200,000        208,474
                                                                                                                    -----------
                                                                                                                        494,367
                                                                                                                    -----------

Total Investments (cost $42,714,481)(a) - 96.48% of Net Assets                                                      $43,450,884
                                                                                                                    ===========

          *   Standard and Poor's Corporation
              All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                      Unrealized appreciation        $  983,784
                                      Unrealized depreciation          (247,383)
                                                                     ----------
                                      Net unrealized appreciation    $  736,401
                                                                     ==========

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investments in securities, at value (Cost: $42,714,481)                                              $           43,450,882
Cash                                                                                                              1,270,567
Interest receivable                                                                                                 807,445
                                                                                                     ----------------------
      Total assets                                                                                               45,528,894

LIABILITIES:
Payable for:
   Distributions                                                                   $      474,324
   Management fee                                                                          12,677
   Transfer agent                                                                           4,903
   Other fees                                                                               2,037
                                                                                   --------------
      Total liabilities                                                                                             493,941
                                                                                                     ----------------------

NET ASSETS:
Net assets consist of:
Capital                                                                                              $           45,332,580
Net accumulated realized losses on investment transactions                                                       (1,034,028)
Net unrealized appreciation in value of investments                                                                 736,401
                                                                                                     ----------------------
Net assets at value                                                                                  $           45,034,953
                                                                                                     ======================

NET ASSET VALUE, offering price and redemption price per share
           ($45,034,953 / 4,201,165 shares outstanding)                                              $                10.72
                                                                                                     ======================
---------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 2001

Net investment income:
      Interest income                                                                                $            2,313,960
                                                                                                     ----------------------
      Expenses:
         Investment advisory fees                                                                                   212,689
         Transfer agent                                                                                              57,045
         Professional fees                                                                                            7,807
         Trustee fees                                                                                                 4,065
         Other expenses                                                                                              13,807
                                                                                                     ----------------------
         Total expenses                                                                                             295,413
         Expenses reimbursed by Investment Advisor                                                                  (65,709)
                                                                                                     ----------------------
Net investment income                                                                                             2,084,256
                                                                                                     ----------------------
Realized and unrealized gain on investments
      Net realized loss                                                                                            (353,798)
      Net increase in unrealized appreciation                                                                     1,920,848
                                                                                                     ----------------------
Net realized and unrealized gain on investments                                                                   1,567,050
                                                                                                     ----------------------
Net increase in net assets resulting from operations                                                 $            3,651,306
                                                                                                     ======================

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2001 and 2000

                                                                                               2001                    2000
                                                                                          ----------------------------------------
Increase in net assets:
   Operations:
      Net investment income                                                                $ 2,084,256              $ 2,145,261
      Net realized loss on investments                                                        (353,798)                (571,354)
      Net increase/(decrease) in unrealized appreciation                                     1,920,848               (1,339,328)
                                                                                          ----------------------------------------
   Net increase in net assets resulting from operations                                      3,651,306                  234,579
Distributions to shareholders from:
   Net capital gains                                                                                 0                   (6,450)
   Net investment income                                                                    (2,084,256)              (2,145,261)
   Net fund share transactions                                                               2,943,602               (3,644,942)
                                                                                          ----------------------------------------
Total increase/(decrease)                                                                    4,510,652               (5,562,074)
Net assets:
   Beginning of year                                                                        40,524,301               46,086,375
                                                                                          ----------------------------------------
   End of year                                                                             $45,034,953              $40,524,301
                                                                                          ========================================
==================================================================================================================================

    The accompanying notes are an integral part of the financial statememts

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                                    For the years ended June 30,
                                                                          2001      2000        1999        1998        1997
                                                                       --------  ---------     -------     -------     -------
Net asset value, beginning of year                                     $ 10.32     $ 10.77     $ 10.97     $ 10.53     $ 10.17
                                                                       -------------------     -------     -------     -------
Income from investment operations:
  Net investment income                                                   0.52        0.53        0.54        0.54        0.54
  Net gains/(losses) on securities,
    both realized and unrealized                                          0.40       (0.45)      (0.19)       0.45        0.36
                                                                       -------------------     -------     -------     -------
Total from investment operations                                          0.92        0.08        0.35        0.99        0.90
Less distributions:
  Distributions from capital gains                                        0.00        0.00       (0.01)      (0.01)       0.00
  Distributions from net investment income                               (0.52)      (0.53)      (0.54)      (0.54)      (0.54)
                                                                       -------------------     -------     -------     -------
Net asset value, end of year                                           $ 10.72     $ 10.32     $ 10.77     $ 10.97     $ 10.53
                                                                       ===================     =======     =======     =======
Total return                                                              9.08%       0.84%       3.03%       9.57%       8.96%
Net assets, end of year (in thousands)                                 $45,035     $40,524     $46,086     $29,172     $13,678
Ratio of expenses to average net assets                                   0.54%       0.54%       0.48%       0.44%       0.55%
  Before expense reimbursement                                            0.69%       0.67%       0.69%       0.74%       0.77%
Ratio of net investment income to
    average net assets                                                    4.75%       4.97%       4.50%       4.64%       4.92%
  After expense reimbursement                                             4.90%       5.09%       4.71%       4.84%       5.15%
Portfolio turnover                                                       22.31%       8.80%      14.76%      12.62%       5.14%

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2001

                                                                                  Maturity
Bond Description                                                      Coupon        Date       Rating#   Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
INSURED MUNICIPAL REVENUE BONDS
29.08% of Net Assets

Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical            5.100      10/01/2001  Aaa/AAA*   $ 10,000    $     10,055
Chattanooga-Hamilton TN Hospital Authority-Erlanger Medical            5.125      10/01/2002  Aaa/AAA*     50,000          51,254
Hamilton County TN Industrial Development Lease Revenue                5.500      09/01/2002  Aaa/AAA*    100,000         102,434
Johnson City TN General Obligation                                     5.250      06/01/2008  Aaa/AAA*    125,000         133,660
Knox County TN Health Education & Housing Facilities Board             5.500      04/15/2011  Baa/AAA     300,000         320,031
Knox County Utility District Water & Sewer Revenue                     5.250      12/01/2006  Aaa/AAA*    220,000         232,533
Metropolitan Nashville & Davidson Counties TN Stadium Project          5.000      07/01/2003  Aaa/AAA*    110,000         113,903
Montgomery County TN General Obligation                                5.250      05/01/2007    Aaa       400,000         426,000
Oak Ridge TN General Obligation Unlimited                              4.500      04/01/2007  Aaa/AAA*    220,000         225,933
Shelby County Tn Methodist Hospital Healthcare Revenue                 5.500      04/01/2008  Aaa/AAA*    250,000         267,408
Unicoi County TN General Obligation Unlimited                          5.400      04/01/2010  Aaa/AAA*    200,000         215,224
                                                                                                                     ------------
                                                                                                                        2,098,435
GENERAL OBLIGATION BONDS
23.75% of Net Assets
Memphins TN General Obligation  Capital Outlay Notes                   5.375      06/01/2003    Aa2       350,000         364,406
Metropolitan Government Nashville & Davidson County GO                 4.600      11/15/2001   Aa/AA*      50,000          50,351
Metropolitan Government Nashville & Davidson County TN                 5.125      11/15/2013  Aa2/AA*     300,000         310,926
Rutherford County TN Capital Outlay Notes General Obligation           4.700      04/01/2002  Aa/AA-*      45,000          45,636
Rutherford County TN General Obligation                                5.000      04/01/2009  Aa2/AA*     250,000         263,273
Shelby County Tn Public Improvement General Obligation                 5.625      06/01/2004  Aa3/AA+*    250,000         265,268
Shelby County TN Public Improvement General Obligation  S:A            5.500      04/01/2009  Aa3/AA+*    100,000         108,246
Shelby County Mutli-Family Housing Cameron Kibry-A                     4.700      07/01/2002     A*       200,000         202,608
TN State General Obligation                                            5.000      03/01/2003  Aaa/AA+*    100,000         103,002
                                                                                                                     ------------
                                                                                                                        1,713,716
HOSPITAL AND HEALTHCARE REVENUE BONDS
16.65% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A                    5.500      12/01/2006  Aa2/AA*     700,000         738,136
Jackson TN Hospital Refunding & Improvement Revenue                    4.800      04/01/2002   A1/A+*      60,000          60,834
Knox County TN Health Education & Housing Facilities Board             4.600      04/01/2002    Baa       300,000         301,176
Metropolitan Government Nashville & Davidson Counties TN               4.300      08/01/2004    AA*       100,000         101,179
                                                                                                                     ------------
                                                                                                                        1,201,325

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.74% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vanderbuilt     5.750      01/01/2008  Aa3/AA*     250,000         273,048
Tennessee State School Board Authority Higher Education Facilities     4.800      05/01/2014  Aa2/AA*     500,000         502,280
                                                                                                                     ------------
                                                                                                                          775,328
STATE AND LOCAL MORTGAGE REVENUE
6.76% of Net Assets
Shelby County TN Multi-Family Housing Memphis Series A                 5.000      01/01/2009    CCC       240,000         183,036
TN Housing Development Agency Mortgage Finance                         5.300      01/01/2003   A1/AA      100,000         101,925
TN Housing Development Mortgage Agency Series A                        5.500      01/01/2005   A1/AA      195,000         203,054
                                                                                                                     ------------
                                                                                                                          488,015
MUNICIPAL UTILITY REVENUE BONDS
4.24% of Net Assets
Knoxville TN Waste Water System Revenue Refunding                      4.500      04/01/2008  Aa3/AA*     300,000         305,757
                                                                                                                     ------------
                                                                                                                          305,757
PUBLIC FACILITIES REVENUE BONDS
3.66% of Net Assets
Hardeman County TN Corrctional Facility Revenue                        7.000      08/01/2005    A/A*      240,000         264,425
                                                                                                                     ------------
                                                                                                                          264,425

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds -- 100%
June 30, 2001

                                                                                  Maturity
Bond Description                                                      Coupon        Date       Rating#   Par Value   Market Value
----------------------------------------------------------------------------------------------------------------------------------
ESCROWED TO MATURITY BONDS
1.71% of Net Assets
Metro Government Nashville/Davidson County TN  Meharry Medical         7.875      12/01/2004    AAA      $110,000        $123,750
                                                                                                                     ------------
                                                                                                                          123,750
PREREFUNDED BONDS
1.44% of Net Assets
Memphis TN General Obligation                                          5.600      08/01/2012  Aaa/AAA*    100,000         103,817
                                                                                                                     ------------
                                                                                                                          103,817
                                                                                                                     ------------

Total Investments (cost $7,010,222)(a) - 98.03% of Net Assets                                                        $  7,074,568
                                                                                                                     ============

          *   Standard and Poor's Corporation
               All other ratings by Moody's Investors Service, Inc.
          NR   Not Rated
          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:
                              Unrealized appreciation                  $112,237
                              Unrealized depreciation                   (47,891)
                                                                       --------
                              Net unrealized appreciation              $ 64,346
                                                                       ========

    The accompaning notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investments in securities, at value (Cost: $7,010,222)                                                      $   7,074,568
Cash                                                                                                              240,068
Receivable from investments sold                                                                                  147,900
Interest receivable                                                                                                87,938
                                                                                                            -------------
      Total assets                                                                                              7,550,474
LIABILITIES:
Payable for:
   Investment purchased                                                                   $    307,095
   Distributions                                                                                20,880
   Investment advisor                                                                            1,653
   Transfer agent                                                                                  816
   Other fees                                                                                    3,779
                                                                                          ------------
      Total liabilities                                                                                           334,223
                                                                                                            -------------

NET ASSETS:
Capital                                                                                                         7,216,277
Net accumulated realized losses on investment transactions                                                        (64,372)
Net unrealized appreciation in value of investments                                                                64,346
                                                                                                            -------------
Net assets at value                                                                                         $   7,216,251
                                                                                                            =============
NET ASSET VALUE, offering price and redemption price per share
            ($7,216,251 / 696,963 shares outstanding)                                                       $       10.35
                                                                                                            =============

=========================================================================================================================

STATEMENT OF OPERATIONS
For the year ended June 30, 2001
Net investment income:
      Interest income                                                                                       $     308,550
                                                                                                            -------------
      Expenses:
         Investment advisory fees                                                                                  33,373
         Transfer agent                                                                                            10,012
         Professional fees                                                                                          2,517
         Trustee fees                                                                                                 641
         Other expenses                                                                                             4,458
                                                                                                            -------------
         Total expenses                                                                                            51,001
         Expenses reimbursed by Investment Advisor                                                                (11,400)
                                                                                                            -------------
Net investment income                                                                                             268,949
                                                                                                            -------------
Realized and unrealized gain on investments
      Net realized loss                                                                                            (7,806)
      Net increase in unrealized appreciation                                                                     113,407
                                                                                                            -------------
Net realized and unrealized gain on investments                                                                   105,601
                                                                                                            -------------
Net increase in net assets resulting from operations                                                        $     374,550
                                                                                                            =============

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2001 and 2000

                                                                  2001             2000
                                                            ------------------------------
Increase in net assets:
   Operations:
      Net investment income                                   $   268,949     $   272,104
      Net realized loss on investments                             (7,806)        (36,947)
      Net increase/(decrease) in unrealized appreciation          113,407         (56,166)
                                                            -----------------------------
   Net increase in net assets resulting from operations           374,550         178,991
   Dividends to shareholders from net investment income          (268,949)       (272,104)
   Net fund share transactions                                    695,170         689,854
                                                            -----------------------------
Total increase                                                    800,771         596,741
Net assets:
   Beginning of year                                            6,415,480       5,818,739
                                                            -----------------------------
   End of year                                                $ 7,216,251     $ 6,415,480
                                                            =============================
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding

                                                                                 For the years ended June 30,
                                                            ----------------------------------------------------------------------
                                                              2001             2000             1999             1998        1997
                                                            ----------------------------------------------------------------------
Net Asset Value, beginning of year                          $ 10.18          $ 10.33          $ 10.44           $ 10.32    $ 10.25
                                                            ----------------------------------------------------------------------
Income From Investment Operations:
   Net investment income                                       0.42             0.41             0.39              0.41       0.42
   Net gains or losses on securities
      (both realized and unrealized)                           0.17            (0.15)           (0.11)             0.12       0.07
                                                            ----------------------------------------------------------------------
Total from investment operations                               0.59             0.26             0.28              0.53       0.49
Less Distributions:
   Distributions (from net investment income)                 (0.42)           (0.41)           (0.39)            (0.41)     (0.42)
                                                            ----------------------------------------------------------------------
Net asset value, end of year                                $ 10.35          $ 10.18          $ 10.33           $ 10.44    $ 10.32
                                                            ======================================================================
Total return                                                   5.85%            2.53%            2.67%             5.26%      4.83%
Net assets, end of year (in thousands)                      $ 7,216          $ 6,415          $ 5,819           $ 4,745    $ 2,993
Ratio of expenses to average net assets                        0.59%            0.60%            0.56%             0.51%      0.47%
Before expense reimbursement                                   0.76%            0.78%            0.73%             0.81%      0.85%
Ratio of net investment income to average net assets           3.86%            3.78%            3.52%             3.67%      3.67%
  After expense reimbursement                                  4.03%            3.96%            3.69%             3.97%      4.04%
Portfolio turnover                                            48.90%           28.67%           81.81%            67.59%     24.49%

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Government Securities and Agencies -- 100%
June 30, 2001

                                                                             Maturity
Bond Description                                                     Coupon    Date     Rating#     Par Value  Market Value
----------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
45.72% of Net Assets
Medium Term Note                                                      7.500  10/05/2009  Aaa/AAA*   $1,000,000   $ 1,006,540
Medium Term Note                                                      7.000  08/15/2014  Aaa/AAA*      500,000       526,646
Medium Term Note                                                      7.560  09/01/2004  Aaa/AAA*      150,000       160,500
Medium Term Note                                                      8.170  12/16/2004  Aaa/AAA*    2,000,000     2,189,801
Medium Term Note                                                      7.000  01/29/2016    Aaa       1,195,000     1,171,511
                                                                                                               -------------
                                                                                                                   5,054,998

FEDERAL NATIONAL MORTGAGE ASSOCIATION
41.92% of Net Assets
Medium Term Note                                                      6.950  11/13/2006  AAA/AAA*    1,105,000     1,113,730
Medium Term Note                                                      6.150  03/15/2011  Aaa/AAA*    1,250,000     1,223,638
Medium Term Note                                                      7.280  05/23/2007  Aaa/AAA*    1,000,000     1,023,175
Medium Term Note                                                      5.640  12/10/2008  Aaa/AAA*      300,000       288,105
Medium Term Note                                                      6.160  03/02/2009  Aaa/AAA*    1,000,000       986,072
                                                                                                               -------------
                                                                                                                   4,634,720
STUDENT LOAN MARKETING ASSOCIATION
9.72% of Net Assets
Medium Term Note                                                      7.300  08/01/2012  Aaa/AAA*    1,000,000     1,075,168
                                                                                                               -------------
                                                                                                                   1,075,168
                                                                                                               -------------


CASH EQUIVALENTS
1.61% of Net Assets                                                                                    178,355       178,355
                                                                                                               -------------
Firstar U.S. Treasury Money Market Fund                                                                              178,355
                                                                                                               -------------

Total Investments (cost $10,676,144)(a) - 98.97% of Net Assets                                                   $10,943,241
                                                                                                               =============

          *   Standard and Poor's Corporation
          **  Fitch Rating Service
              All other ratings by Moody's Investors Service, Inc.

          #   Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

                                        Unrealized appreciation      $  314,958
                                        Unrealized depreciation         (47,861)
                                        Net unrealized appreciation  -----------
                                                                     $  267,097
                                                                     ===========

   The accompanying notes are a integral part of these financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investments in securities, at value (Cost: $10,676,144)                                   $10,943,241
Cash                                                                                            4,226
Interest receivable                                                                           168,766
Prepaid expenses                                                                                  853
                                                                                   ------------------
      Total assets                                                                         11,117,086

LIABILITIES:
Payable for:
   Distributions                                                           $57,156
   Management fee                                                            1,836
   Transfer agent                                                            1,377
                                                                  ----------------
      Total liabilities                                                                        60,369
                                                                                   ------------------

NET ASSETS:
Net assets consist of:
Capital                                                                                    11,798,320
Net accumulated realized losses on investment                                              (1,008,700)
 transactions
Net unrealized appreciation in value of investments                                           267,097
                                                                                   ------------------
Net assets at value                                                                       $11,056,717
                                                                                   ==================

NET ASSET VALUE, offering price and redemption price per share
        ($11,056,717 / 1,125,053 shares outstanding)                                      $      9.83


                                                                                   ==================
-----------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended June 30, 2001

Net investment income:
      Interest income                                                                     $   754,541
                                                                                   ------------------
      Expenses:
         Investment advisory fees                                                              21,622
         Transfer agent                                                                        16,217
         Professional fees                                                                      1,977
         Trustee fees                                                                           1,034
         Other expenses                                                                         4,454
                                                                                   ------------------
         Total expenses                                                                        45,304
                                                                                   ------------------
Net investment income                                                                         709,237
                                                                                   ------------------
Realized and unrealized gain/(loss) on investments
Net realized loss                                                                              (8,314)
Net increase in unrealized appreciation                                                       444,852
                                                                                   ------------------
Net realized and unrealized gain on investments                                               436,538
                                                                                   ------------------
Net increase in net assets resulting from operations                                      $ 1,145,775
                                                                                   ==================

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2001 and 2000

                                                                                          2001                2000
                                                                                     ----------------------------------
Increase in net assets:
 Operations:
      Net investment income                                                          $   709,237           $   735,184
      Net realized loss on investments                                                    (8,314)             (248,412)
      Net increase/(decrease) in unrealized appreciation                                 444,852              (106,164)
                                                                                     ---------------------------------
 Net increase in net assets resulting from operations                                  1,145,775               380,608
 Distributions to shareholders                                                          (709,237)             (735,184)
 Net fund share transactions                                                             452,887              (256,329)
                                                                                     ---------------------------------
Total increase/(decrease)                                                                889,425              (610,905)
Net assets:
 Beginning of year                                                                    10,167,292            10,778,197
                                                                                     ---------------------------------
 End of year                                                                         $11,056,717           $10,167,292
                                                                                     =================================
------------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes an an integral part of the financial statements.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

                                                                                For the years ended June 30,
                                                   -------------------------------------------------------------------------------
                                                      2001             2000               1999               1998             1997
                                                   ------------------------     --------------     --------------     ------------
Net asset value, beginning of year                 $  9.43          $  9.73            $ 10.14             $ 9.89           $ 9.85
                                                   ------------------------     --------------     --------------     ------------
Income from investment operations:
  Net investment income                               0.64             0.65               0.64               0.66             0.72
  Net gains/(losses) on securities,
    both realized and unrealized                      0.40            (0.30)             (0.41)              0.25             0.04
                                                   ------------------------     --------------     --------------     ------------
Total from investment operations                      1.04             0.35               0.23               0.91             0.76
Less distributions:
  Distributions from net investment income           (0.64)           (0.65)             (0.64)             (0.66)           (0.72)
                                                   ------------------------     --------------     --------------     ------------
Net asset value, end of year                       $  9.83          $  9.43            $  9.73             $10.14           $ 9.89
                                                   ========================     ==============     ==============     ============
Total return                                         11.29%            3.76%              2.21%              9.47%            7.95%
Net assets, end of period (in thousands)           $11,057          $10,167            $10,778             $9,596           $8,288
Ratio of expenses to average net assets               0.42%            0.41%              0.49%              0.53%            0.50%
Ratio of net investment income to
    average net assets                                6.56%            6.83%              6.32%              6.57%            7.20%
Portfolio turnover                                   24.94%           33.35%             24.04%             23.49%           40.86%

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2001

1.   Significant Accounting Policies

     Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a "Fund" and collectively the "Funds") and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

          the Alabama Tax-Free Income Series, a non-diversified portfolio,

          the Kentucky Tax-Free Income Series, a diversified portfolio, the Kentucky Tax-Free Short-to-Medium Series, a non-diversified portfolio,

          the Mississippi Tax-Free Income Series, a non-diversified portfolio,

          the North Carolina Tax-Free Income Series, a non-diversified portfolio, the North Carolina Tax-Free Short-to-Medium Series, a non-diversified portfolio,

          the Tennessee Tax-Free Income Series, a diversified portfolio, the Tennessee Tax-Free Short-to-Medium Series, a non-diversified portfolio, and the Intermediate Government Bond Series, a non-diversified portfolio.

     The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

     The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

     A.   Security Valuation
          Securities are valued by using market quotation or obtained from yield data relating to instruments or securities with similar characteristics as determined in good faith under the direction of the Funds' Board of Trustees.

     B.   Security Transactions
          Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

     C.   Security Income
          Interest income, which includes the amortization of premiums and the accretion of original issue discounts for financial and tax reporting purposes, is recorded on the accrual basis.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2001


1.   Significant  Accounting Policies, continued:

     D.   Federal Income Taxes
          Each of the Funds is a separate entity for federal income tax purposes. It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the "code") applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2001. Therefore, no federal income tax provision is required.

     E.   Distributions
          All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions to be paid are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

          Monthly for:   the Kentucky Tax-Free Short-to-Medium Series, and
                         the North Carolina Tax-Free Short-to-Medium Series and the Tennessee Tax-Free Short-to-Medium Series, and the Intermediate Government Bond Series, and

          Quarterly for: the Alabama Tax-Free Income Series, and
                         the Kentucky Tax-Free Income Series, and the Mississippi Tax-Free Income Series, and the North Carolina Tax-Free Income Series, and the Tennessee Tax-Free Income Series

          Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

     F.   Estimates
          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

     G.   Income Recognition
          In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of Dupree Mutual Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

2.   Investment Advisory Fee and Other Transactions with Affiliates

     The Trustees of the Trust consist of seven individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. Three of the Trust's trustees are "interested persons" of the Trust's Investment Advisor and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2001

2.   Investment Advisory Fee and Other Transactions with Affiliates, continued:

     The Funds have a contractual agreement with Star Bank, N.A. whereby the bank will provide certain custodial services for $1.00 per year.

     Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the management of the Funds' portfolios. The compensation paid to Dupree & Company, Inc. pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series (determined separately) as follows:

     Range of Net Assets                                                                $100,000,001-
                                                       $0-$100,000,000   $150,000,000   $150,000,001+
     Alabama Tax-Free Income Series                       .50 of 1%       .45 of 1%       .40 of 1%
     Kentucky Tax-Free Income Series                      .50 of 1%       .45 of 1%       .40 of 1%
     Kentucky Tax-Free Short-to-Medium Series             .50 of 1%       .45 of 1%       .40 of 1%
     Mississippi Tax-Free Income Series                   .50 of 1%       .45 of 1%       .40 of 1%
     North Carolina Tax-Free Income Series                .50 of 1%       .45 of 1%       .40 of 1%
     North Carolina Tax-Free Short-to-Medium Series       .50 of 1%       .45 of 1%       .40 of 1%
     Tennessee Tax-Free Income Series                     .50 of 1%       .45 of 1%       .40 of 1%
     Tennessee Tax-Free Short-to-Medium Series            .50 of 1%       .45 of 1%       .40 of 1%
     Intermediate Government Bond Series                  .20 of 1%       .20 of 1%       .20 of 1%

     However, the advisor may voluntarily waive or refund investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.

     For the period ended June 30, 2001 investment advisory fees for:

     the Alabama Tax-Free Income Series totaled $3,340; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $5,378 in accordance with the investment advisory agreement, the Mississippi Tax-Free Income Series totaled $2,334; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $4,300 in accordance with the investment advisory agreement, the North Carolina Tax-Free Income Series totaled $119,012; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $36,710 in accordance with the investment advisory agreement, the North Carolina Tax-Free Short-to-Medium Series totaled $22,812; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $13,753 in accordance with the investment advisory agreement, the Tennessee Tax-Free Income Series totaled $212,689; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $65,709 in accordance with the investment advisory agreement, the Tennessee Tax-Free Short-to-Medium Series totaled $33,373; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $11,400 in accordance with the investment advisory agreement, and

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2001


2.   Investment Advisory Fee and Other Transactions with Affiliates, continued:

     In addition, each Fund has entered into a shareholder service agreement with Dupree & Company, Inc., the Funds' Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 of average net assets and .12% of all amounts in excess of $20,000,000 of average net assets.

3.   Purchases and Sales of Securities

     During the period, the cost of purchases and the proceeds from sales of securities for each Series were as follows:



                                                                  Purchases   Sales/Calls
                                                                 -----------  -----------
     Alabama Tax-Free Income Series                              $ 1,142,550  $   103,910
     Kentucky Tax-Free Income Series                              68,152,332   39,646,333
     Kentucky Tax-Free Short-to-Medium Series                     13,571,669   11,326,656
     Mississippi Tax-Free Income Series                              560,326            0
     North Carolina Tax-Free Income Series                         7,447,746    4,573,647
     North Carolina Tax-Free Short-to-Medium Series                  914,999      321,300
     Tennessee Tax-Free Income Series                             10,673,904    9,268,371
     Tennessee Tax-Free Short-to-Medium Series                     3,677,995    3,186,575
     Intermediate Government Bond Series                           2,809,522    2,629,725


4.   Capital Shares

     At June 30, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

----------------------------------------------------------------------------------------------------------
ALABAMA TAX-FREE INCOME SERIES                      Year Ended June 30, 2001    Year Ended June 30, 2000
----------------------------------------------------------------------------------------------------------
                                                      SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                                            137,419     $1,489,033        37,521      $ 378,504
----------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                    2,020         21,717           168          1,710
----------------------------------------------------------------------------------------------------------
Shares redeemed                                        (42,990)      (465,465)      (16,173)      (164,411)
----------------------------------------------------------------------------------------------------------
Net increase                                            96,449     $1,045,285        21,516      $ 215,803
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
KENTUCKY TAX-FREE INCOME SERIES                     Year Ended June 30, 2001     Year Ended June 30, 2000
----------------------------------------------------------------------------------------------------------
                                                      SHARES        AMOUNT         SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------
Shares sold                                          8,390,504   $ 61,897,104     9,059,536   $ 65,847,552
----------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                1,736,121     12,748,290     1,722,788     12,625,387
----------------------------------------------------------------------------------------------------------
Shares redeemed                                     (4,871,764)   (35,872,473)   (9,627,903)   (69,757,756)
----------------------------------------------------------------------------------------------------------
Net increase                                         5,254,861   $ 38,772,921     1,154,421   $  8,715,183
----------------------------------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2001

4.   Capital Shares, continued:


-----------------------------------------------------------------------------------------------------------
KENTUCKY TAX-FREE
SHORT-TO-MEDIUM SERIES                              Year Ended June 30, 2001     Year ended June 30, 2000
-----------------------------------------------------------------------------------------------------------
                                                      SHARES        AMOUNT         SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                                          3,759,209   $ 19,479,511     5,370,435   $ 27,545,060
-----------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                  284,925      1,470,484       313,257      1,608,716
-----------------------------------------------------------------------------------------------------------
Shares redeemed                                     (3,458,472)   (17,870,496)   (6,915,284)   (35,472,536)
-----------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                585,662   $  3,079,499    (1,231,592)   ($6,318,760)
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
MISSISSIPPI TAX-FREE
INCOME SERIES                                       Year Ended June 30, 2001    Year ended June 30, 2000
-----------------------------------------------------------------------------------------------------------
                                                      SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                                             89,978      $ 963,788        33,399      $ 335,828
-----------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                    1,461         15,656           179          1,827
-----------------------------------------------------------------------------------------------------------
Shares redeemed                                        (39,124)      (417,246)      (10,544)      (106,203)
-----------------------------------------------------------------------------------------------------------
Net increase                                            52,315      $ 562,198        23,034      $ 231,452
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NORTH CAROLINA TAX-FREE
INCOME SERIES                                       Year Ended June 30, 2001    Year ended June 30, 2000
-----------------------------------------------------------------------------------------------------------
                                                      SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                                            536,809    $ 5,711,390       817,085    $ 8,330,950
-----------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                   71,982        759,194        64,143        663,502
-----------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
capital gains                                                0              0         2,342         23,908
-----------------------------------------------------------------------------------------------------------
Shares redeemed                                       (288,669)    (3,057,201)     (595,732)    (6,081,079)
-----------------------------------------------------------------------------------------------------------
Net increase                                           320,122    $ 3,413,383       287,838    $ 2,937,281
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NORTH CAROLINA TAX-FREE
SHORT-TO-MEDIUM SERIES                              Year Ended June 30, 2001    Year Ended June 30, 2000
-----------------------------------------------------------------------------------------------------------
                                                      SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                                            261,482    $ 2,643,903       415,570    $ 4,161,326
-----------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                   15,698        158,404        15,153        151,679
-----------------------------------------------------------------------------------------------------------
Shares redeemed                                       (228,651)    (2,313,219)     (393,607)    (3,938,345)
-----------------------------------------------------------------------------------------------------------
Net increase                                            48,529    $   489,088        37,116    $   374,660
-----------------------------------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2001

4.   Capital Shares, continued:


-----------------------------------------------------------------------------------------------------------
TENNESSEE TAX-FREE INCOME SERIES                     Year Ended June 30, 2001    Year ended June 30, 2000
-----------------------------------------------------------------------------------------------------------
                                                       SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                                            727,200    $ 7,772,225    1,196,422   $ 12,435,654
-----------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                   98,186      1,039,289      105,725      1,109,946
-----------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
capital gains                                                0              0          483          5,010
-----------------------------------------------------------------------------------------------------------
Shares redeemed                                       (552,558)    (5,867,912)  (1,653,436)   (17,195,552)
-----------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                272,828    $ 2,943,602     (350,806)   ($3,644,942)
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
TENNESSEE TAX-FREE
SHORT-TO-MEDIUM SERIES                              Year Ended June 30, 2001    Year ended June 30, 2000
-----------------------------------------------------------------------------------------------------------
                                                      SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                                            479,704    $ 4,966,908      787,419    $ 8,068,503
-----------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                   17,579        181,108       18,524        189,807
-----------------------------------------------------------------------------------------------------------
Shares redeemed                                       (430,468)    (4,452,846)    (738,944)    (7,568,456)
-----------------------------------------------------------------------------------------------------------
Net increase                                            66,815    $   695,170       66,999    $   689,854
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT BOND
SERIES                                              Year Ended June 30, 2001    Year ended June 30, 2000
-----------------------------------------------------------------------------------------------------------
                                                     SHARES        AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------
Shares sold                                            148,115    $ 1,437,753      187,444    $ 1,786,093
-----------------------------------------------------------------------------------------------------------
Shares issued for reinvestment from
net investment income                                   45,162        438,627       50,182        476,716
-----------------------------------------------------------------------------------------------------------
Shares redeemed                                       (146,179)    (1,423,493)    (267,689)    (2,519,138)
-----------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                 47,098    $   452,887      (30,063)     ($256,329)
-----------------------------------------------------------------------------------------------------------

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2001

5.   Federal Income Taxes

     At June 30, 2001 the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series have capital loss carry forwards which are available to offset future capital gains, if any. The capital loss carry forwards expire as follows:



                                           KY                          NC                           TN
                            KY          Tax-Free         NC         Tax-Free         TN          Tax-Free     Intermediate
                         Tax-Free       Short-to      Tax-Free      Short-to      Tax-Free       Short-to      Government
                          Income         Medium        Income        Medium        Income         Medium          Bond
                          Series         Series        Series        Series        Series         Series         Series

          2003            $  131,372    $  344,195      $    ---     $     ---      $     ---      $     ---    $  664,593
          2004                   ---        10,144           ---         1,436            ---            807        87,381
          2005                   ---       188,198           ---         1,015            ---          1,660           ---
          2006                   ---        73,155           ---           804            ---          2,666           ---
          2007                   ---           ---           ---           ---            ---            ---           ---
          2008               686,889       135,232       112,544          6858        276,976         21,890       209,853
          2009             2,355,968       312,672           ---        22,226        523,414         37,349        46,873
                     -----------------------------------------------------------------------------------------------------

Net accumulated
realized losses           $3,174,229    $1,063,596      $112,544      $ 32,339      $800,390       $ 64,372     $1,008,700
                     =======================================================================================================


          For the year ended June 30, 2001, all of the distributions made from net investment income of the Dupree municipal bond funds are tax-exempt for federal income tax purposes.

Capital losses incurred after October 31 ("Post-October" losses) within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The Funds incurred and will elect to defer net capital losses during fiscal 2001 as follows:

  KY Tax-       NC Tax-      NC Tax-        TN Tax-
Free Short-      Free      Free Short-       Free
to-Medium       Income      to-Medium       Income
  Series        Series       Series         Series

   $33,449       $17,626         $340        $233,638

To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                        Report of Independent Auditors



To the Shareholders and Trustees
Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds (comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Intermediate Government Bond Series) (the Funds) as of June 30, 2001, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series comprising Dupree Mutual Funds at June 30, 2001, the results of their operations for the year then ended, the changes in its net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United
States.


                                                   Ernst & Young LLP

Cincinnati, Ohio
August 6, 2001

INVESTMENT ADVISER
TRANSFER AGENT and
DISBURSING AGENT
Dupree & Company, Inc.
P.O. Box 1149
Lexington, Kentucky 40588-1149

CUSTODIAN
Firstar
425 Walnut Street, ML 6118
P.O. Box 1118
Cincinnati, Ohio 45201-1118

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
1300 Chiquita Center
Cincinnati, Ohio 45202

LEGAL COUNSEL
Darsie & Elste
P.O. Box 22219
Lexington, Kentucky 45022

HOW TO REACH US
Dupree Mutual Funds
P.O. Box 1149
Lexington, Kentucky 40588-1149

BY PHONE:
800 866 0614

E-MAIL
INQUIRY@DUPREE-FUNDS.COM
WWW.Dupree-Funds.Com

IN NORTH CAROLINA
Carolina Financial Investments, LLC
P. O. Box 1466
Brevard, NC 28712
Phone:  800 284 2562
E-Mail cfg@carofin.com



BOARD OF TRUSTEES

Thomas P. Dupree, Sr.
Chairman
Dupree & Company, Inc.

William A. Combs, Jr.
Chairman, Dupree Mutual Funds
Secretary, Treasurer, Director, Freedom
Dodge, Lexington, Kentucky Dana
Motor Company, Cincinnati, Ohio;
Secretary, Treasurer, Director, Ellerslie
Reality, Inc., Lexington, KY; Partner,
Forkland Development Company,
Lexington, KY; Partner, Lexland,
Lexington, KY; Director, First Security
Bank, Lexington, KY

William T. Griggs II
President
Dupree & Company, Inc.

Lucy A. Breathitt
Alexander Farms, farming:  KY Horse
Park Foundation Board; KY Horse Park
Museum Board

J. William Howerton
Judge (retired November 1996) KY
Court of Appeals; Lifetime Trustee
Paducah Junior College, Vice Chairman
Paducah McCraken Co. Joint Sewer
Agency; Self-Employed Mediator,
Arbitrator and Special Judge

William S. Patterson
President and CEO
Cumberland Surety Insurance Co., Inc.
Lexington, Kentucky

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Fayette and State of Kentucky on the this 24th day of October, 2001.

                                   DUPREE MUTUAL FUNDS



                                   By __________________
                                      Thomas P. Dupree, Sr.
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 41 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


   Signatures                        Title                                              Date
   ----------                        -----                                              ----
_______________________       President (Principal Executive Officer)                  10-24-01
Thomas P. Dupree, Sr.         and Trustee                                              --------


_______________________       Vice President, Secretary, and Treasurer                 10-24-01
Michelle Dragoo                                                                        --------

_______________________       Vice President, Assistant Secretary and Trustee          10-24-01
William T. Griggs II                                                                   --------

_______________________       Trustee, Chairman                                        10-24-01
William A. Combs                                                                       --------

_______________________       Trustee                                                  ________
J. William Howerton


_______________________       Trustee                                                  10-24-01
William S. Patterson                                                                   --------


_______________________       Trustee                                                  ________
Lucy Breathitt

                              DUPREE MUTUAL FUNDS
                       POST-EFFECTIVE ADMENDMENT NO. 42


PART C of Form N-1A
(A) The Declaration of Trust, including previous amendments is incorporated by reference from Post Effective Amendments No. 39 and 40.
(B)       Bylaws is incorporated by reference from Post Effective Amendment No.
          39
(C) The Certificates of Beneficial Interest are incorporated by reference from Post effective amendments 39 and 40
(D) The Investment Advisory Contracts are incorporated by reference from Post effective amendments 39 and 40
(E)       NA
(F)       NA
(G) Custodian Agreement is incorporated by reference from Post Effective Amendments 39 and 40
(H) Transfer Agent Agreement is incorporated by reference from Post Effective Amendments 9
(I)       Legal Opinion
(J)       Consent of Independent Accountants
(K)       Schedule for computation of each performance quotation shown at
          "How we Compute Our Yields" in Statement of Additional Information
(L)       NA
(M)       NA
(N)       NA
(O)       NA
(P)       Code of Ethics for the investment advisor and the fund are included herein
Item 24. Persons Controlled by or under Common control with Registrant Inapplicable
Item 25.  Indemnification
          Inapplicable
Item 26.  Business and Other Connections of Investment Adviser
          The Registrant's Investment Adviser, Dupree & Company, Inc., is a Kentucky Corporation located at 125 South Mill Street, Suite 100, Lexington, Kentucky 40507, and it serves as the Transfer Agent for the Registrant. Thomas P. Dupree, is the Chairman of the Board of Dupree & Company, Inc., and President of the Registrant. William T. Griggs, II is President of Dupree & Company, Inc. and Vice President and Assistant Secretary for the Registrant. Michelle M. Dragoo is Vice President, Secretary, Treasurer of Dupree & Company, Inc. and the Registrant.
Item 27.  Principal Underwriters
          Inapplicable
Item 28.  Location of Accounts and Records
          Registrant's Transfer Agent and Dividend Disbursing Agent is Dupree & Company, Inc., 125 South Mill Street, Vine Center, Lexington, Kentucky 40507
Item 29.  Management Services
          Described in parts A and B
Item 30.  Undertakings
          None

                              DUPREE MUTUAL FUNDS

                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO 42

                                      TO

                       FORM N-1A REGISTRATION STATEMENT

                                     UNDER

                            SECURITIES ACT OF 1933

                                      AND

                        INVESTMENT COMPANY ACT OF 1940

                                DARSIE & ELSTE

                               ATTORNEYS AT LAW

                                P.O. Box 22219

                           LEXINGTON, KENTUCKY 40522

                                (859) 873 3766

GAY M. ELSTE                                                 JOHN C. DARSIE, JR.
                                                                     (1936-1994)
                               October 22, 2001

Dupree Mutual Funds
P.O. Box 1149
Lexington, KY 40588-1149

Dear Ladies and Gentlemen:

     Dupree Mutual Funds (the "Trust") is filing with the Securities and Exchange Commission Post Effective Amendment No. 42 to the Registration Statement filed under the Securities Act of 1933 (File No. 2-64233) and Amendment No. 43 to the Registration Statement filed under the Investment Company Act of 1940 (File No. 811-2918).

     As current counsel to the Trust, this firm has participated in various proceedings relating to the Trust and its predecessor. The undersigned has examined documents, including the Trust's Declaration of Trust, amendments thereto, its Bylaw and minutes.

     Based on the foregoing, it is my opinion that:

     1. The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Kentucky;

     2. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the eleven series, known as Alabama Tax-Free Income Series, Alabama Short-to-Medium Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short to Medium Series, Intermediate Government Bond Series, Mississippi Tax-Free Income Series, Mississippi Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short to Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short to Medium Series. In accordance with the applicable provisions of Kentucky law and the Trust's Declaration of Trust, shares which are issued and subsequently redeemed by the Trust may be held as Treasury shares, reissued or canceled as determined by the Trustees of the Trust; and

     3. Subject to the filing of Annual Rule 24f-2 Notices to register shares sold during each preceding fiscal year, the shares which are issued by the Trust are legally issued and outstanding and fully paid and non-assessable.

     I hereby consent to the filing of this opinion with the Securities and Exchange Commission as a part of Post-Effective Amendment 42, Amendment 43.

                                    Yours very truly,

                                    DARSIE & ELSTE


                                    By________________________


GME:bh

                        CONSENT OF INDEPENDENT AUDITORS


We consent to the references to our firm under the captions "Financial Highlights" and "Independent Auditors" in the prospectus and under the caption "Other Services" in the Statement of Additional Information, both included in Post-Effective Amendment Number 42 to the Registration Statement (Form N-1A No. 2-64233) of Dupree Mutual Funds and to the use of our report dated August 6, 2001, incorporated therein.


Cincinnati, Ohio
October 18, 2001

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.

At June 30, 2001, the yield for the Kentucky Tax-Free Income Series was 3.70% and was calculated as follows:

                  YIELD=

                                     2[ ((a-b / cd) +1)/6/ - 1 ]


                  Where:       a =   Interest earned during the period. Interest
                                     earned during the 30-day period ended was $1,649,086.91.

                               b =   Expenses accrued for the period:
                                     $227,265.92

                               c =   The average daily number of shares
                                     outstanding during the period that were
                                     entitled to receive dividends:
                                     62,684,792.09

                               d = The maximum offering price per share on the last day of the period, June 30, 2001:
                                     $7.41

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

At June 30, 2001, the yield for the Kentucky Tax-Free Income Series was 4.99% and was calculated as follows:

                  YIELD=

                                      2[ ((a-b / cd) +1)/6/ - 1 ]


                  Where:       a =    Interest earned during the period.
                                      Interest earned during the 30-day period ended was $2,142,019.21

                               b =    Expenses accrued for the period:
                                      $229,534.19

                               c =    The average daily number of shares
                                      outstanding during the period that were
                                      entitled to receive dividends:
                                      62,684,792.09

                               d = The maximum offering price per share on the last day of the period, June 30, 2001:
                                      $7.41.

The average annual total return for the Kentucky Tax-Free Income Series for the one-year period ended June 30, 2001, was 7.90% and was calculated as follows:



                               P(1 + T)/n/   = ERV



                  Where:    P =     a hypothetical initial payment of $1,000

                            T =     average annual total return

                            n =     number of years - 1

                            ERV =   The redeemable value of the initial
                                    hypothetical $1,000 payment made at the
                                    beginning of the one-year period: $1,078.98

The average annual total return for the Kentucky Tax-Free Income Series for the period July 1, 1996 to June 30, 2001 was 5.41% and for the period July 1, 1991 to June 30, 2001 was 6.47%. The average annual total return for each of these periods was calculated in a manner similar to that described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($7.22) equals initial number of shares (138.504 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 138.504 plus incremental number of shares of 7.108 equals 145.612 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending Net Asset Value per share equals ending value. (145.612 shares x $7.41 = $1,078.98)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares for the one-year period ending June 30, 2001 was as follows:

Payable                  Total                                       Cumulative
Reinvestment             Quarterly            Reinvestment           Incremental
Date                     Dividend             Price                  Shares
----                     --------             -----                  ------
06/30/00                                      7.26
09/30/00                 .09373695            7.35                   1.788
12/31/00                 .09407658            7.43                   3.565
03/31/01                 .09151808            7.46                   5.308
06/30/01                 .09278372            7.41                   7.108

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

June 30, 2001, the tax equivalent yield for the Kentucky Tax-Free Income Series was 5.14% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                               [A  / (1 - B)  ] + C


                Where:         A =  The part of the series yield that is tax-
                                    exempt: 3.70%

                               B =  Stated tax rate:  28%

                               C = That part of the series yield that is not tax-exempt: 0.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

June 30, 2001, the tax equivalent yield for the Kentucky Tax-Free Income Series was 6.93% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                [A  / (1 - B)  ] + C


                  Where:        A =  The part of the series yield that is tax-
                                     exempt: 4.99%

                                B =  Stated tax rate:  28%

                                C = That part of the series yield that is not tax-exempt: 0.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.

At June 30, 2001, the yield for the Kentucky Tax-Free Short-to-Medium Series was 3.00% and was calculated as follows:

                  YIELD =

                                     2[ ((a-b / cd)  +1)/6/  - 1 ]



                  Where:       a =   Interest earned during the period. Interest
                                     earned during the 30-day period ended was
                                     $168,353.11

                               b =   Expenses accrued for the period: $31,492.58

                               c =   The average daily number of shares
                                     outstanding during the period that were
                                     entitled to receive dividends:
                                     10,548,184.79

                               d = The maximum offering price per share on the last day of the period, June 30, 2001:
                                     $5.22

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

At June 30, 2001, the yield for the Kentucky Tax-Free Short-to-Medium Series was 4.18% and was calculated as follows:

                  YIELD =

                                     2[ ((a-b / cd)  +1)/6/ - 1 ]



                  Where:      a =    Interest earned during the period. Interest
                                     earned during the 30-day period ended was
                                     $231,276.59

                              b =    Expenses accrued for the period: $41,284.89

                              c =    The average daily number of shares
                                     outstanding during the period that were
                                     entitled to receive dividends:
                                     10,548,184.79

                              d = The maximum offering price per share on the last day of the period, June 30, 2001:
                                     $5.22

The average annual total return for the Kentucky Tax-Free Short-to-Medium Series for the one-year period ended June 30, 2001, was 7.18% and was calculated as follows:


                                    P(1 + T)/n/   = ERV


            Where:            P =     a hypothetical initial payment of $1,000

                              T =     average annual total return

                              n =     number of years - 1

                              ERV =   The redeemable value of the initial
                                      hypothetical $1,000 payment made at the
                                      beginning of the one-year period: $1071.81

The average annual total return for the Kentucky Tax-Free Short-to-Medium Series for the period July 1, 1996 to June 30, 2001, was 4.27% and for the period July 1, 1991 to June 30, 2001 was 4.64% The average annual total return for each of these periods was calculated in a manner similar to that described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($5.09) equals initial number of shares (196.464 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 196.464 plus incremental number of shares of 8.864 equals 205.328 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending Net Asset Value per share equals ending value. (205.328 shares x $5.22 = $1,071.81)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares of the one-year period ending June 30, 2001 was as follows:

Payable             Total                                       Cumulative
Reinvestment        Quarterly               Reinvestment        Incremental
Date                Dividend                Price               Shares
----                --------                -----               ------
06/30/00                                     5.09
07/31/00           .02073933                 5.13                .794254
08/31/00           .00404022                 5.14               1.591220
09/30/00           .00398088                 5.12               2.379651
10/31/00           .00381700                 5.14               3.138637
11/30/00           .00362743                 5.14               3.862680
12/31/00           .00371329                 5.18               4.606549
01/31/01           .00353947                 5.19               5.318230
02/29/01           .00328620                 5.19               5.981327
03/31/01           .00352917                 5.24               6.695790
04/30/01           .00356724                 5.19               7.420509
05/31/01           .00362199                 5.19               8.158976
06/30/01           .00344805                 5.22               8.864526

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

At June 30, 2001, the tax equivalent yield for the Kentucky Tax-Free Short-to-Medium Series was 4.17% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  / (1 - B)  ] + C


                  Where:            A =   The part of the series yield that is
                                          tax-exempt: 3.00%

                                    B =   Stated tax rate:  28%

                                    C =   That part of the series yield that is
                                          not tax-exempt: 0.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

At June 30, 2001, the tax equivalent yield for the Kentucky Tax-Free Short-to-Medium Series was 5.80% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A / (1 - B) ] + C


                  Where:            A =     The part of the series yield that is
                                            tax-exempt: 4.18%

                                    B =     Stated tax rate:  28%

                                    C =     That part of the series yield that
                                            is not tax-exempt: 0.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.

At June 30, 2001, the yield for the Tennessee Tax-Free Income Series was 4.14% and was calculated as follows:

                  YIELD =

                                            2[ ((a-b / cd)  +1)/6/  - 1 ]



                  Where:     a =     Interest earned during the period. Interest
                                     earned during the 30-day period ended was
                                     $172,770.42

                             b =     Expenses accrued for the period: $19,845.06

                             c =     The average daily number of shares
                                     outstanding during the period that were
                                     entitled to receive dividends: 4,172,659.09

                             d = The maximum offering price per share on the last day of the period, June 30, 2001:
                                     $10.72.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

At June 30, 2001, the yield for the Tennessee Tax-Free Income Series was 4.76% and was calculated as follows:

                  YIELD =

                                            2[ ((a-b / cd)  +1)/6/  - 1 ]



                  Where:      a =     Interest earned during the period.
                                      Interest earned during the 30-day period ended was $197,661.04

                              b =     Expenses accrued for the period:
                                      $21,808.30

                              c =     The average daily number of shares
                                      outstanding during the period that were
                                      entitled to receive dividends:
                                      4,172,659.09

                              d =    The maximum offering price per share on
                                      the last day of the period, June 30, 2001:
                                      $10.72.

The average annual total return for the Tennessee Tax-Free Income Series for the one year period ended June 30, 2001, was 9.04% and was calculated as follows:


                               P(1 + T)/n/ = ERV



                  Where: P =    a hypothetical initial payment of $1,000

                                T =     average annual total return

                                n =     number of years - 1

                                ERV =   The redeemable value of the initial
                                            hypothetical $1,000 payment made at
                                            the beginning of the one-year
                                            period: $1,090.37

The average annualized total return for the Tennessee Tax-Free Income Series for the period June 30, 1996 to June 30, 2001 was 6.25% and for the period December 15, 1993 to June 30, 2001, was 6.24%. The average annual total return for each of these periods was calculated in a manner similar to that described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($10.32) equals initial number of shares (96.899 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 96.899 plus incremental number of shares of 4.815 equals 101.714 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending Net Asset Value per share equals ending value. (101.714 shares x $10.72 = $1,090.37)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares for the one-year period ending June 30, 2001 was as follows:

Payable            Total                                     Cumulative
Reinvestment       Quarterly         Reinvestment            Incremental
Date               Dividend          Price                   Shares
----               --------          -----                   ------
06/30/00                             10.32
09/30/00           .13306            10.42                   1.237368
12/31/00           .13167            10.77                   2.437122
03/31/01           .12821            10.87                   3.608820
06/30/01           .12864            10.72                   4.814880

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

At June 30, 2001, the tax equivalent yield for the Tennessee Tax-Free Income Series was 5.75% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  / (1 - B)  ] + C


                  Where:            A =   The part of the series yield that is
                                          tax-exempt: 4.14%

                                    B =   Stated tax rate:  28%

                                    C =   That part of the series yield that is
                                          not tax-exempt: 0.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

At June 30, 2001, the tax equivalent yield for the Tennessee Tax-Free Income Series was 6.62% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A  / (1 - B)  ] + C


                  Where:            A =   The part of the series yield that is
                                          tax-exempt: 4.76%

                                    B =   Stated tax rate:  28%

                                    C =   That part of the series yield that is
                                          not tax-exempt: 0.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.

At June 30, 2001, the yield for the Tennessee Tax-Free Short-to-Medium Series was 2.85% and was calculated as follows:

                  YIELD:

                                            2[ ((a-b / cd)  +1)/6/  - 1 ]


                  Where:      a =  Interest earned during the period. Interest
                                   earned during the 30-day period ended was
                                   $18,863.22

                              b =  Expenses accrued for the period: $3,262.00

                              c =  The average daily number of shares
                                   outstanding during the period that were
                                   entitled to receive dividends: 639,034.38

                              d = The maximum offering price per share on the last day of the period, June 30, 2001:
                                   $10.35.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

At June 30, 2001, the yield for the Tennessee Tax-Free Short-to-Medium Series was 3.96% and was calculated as follows:

                  YIELD:

                                            2[ ((a-b / cd)  +1)/6/  - 1 ]


                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $27,186.33

                                    b =     Expenses accrued for the period:
                                            $5,543.12

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            639,034.38

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 2001: $10.35

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

At June 30, 2001, the yield for the Tennessee Tax-Free Short-to-Medium Series was 3.96% and was calculated as follows:

                  YIELD:

                                            2[ ((a-b / cd)  +1)/6/  - 1 ]


                  Where:            a =     Interest earned during the period.
                                            Interest earned during the 30-day
                                            period ended was $27,186.33

                                    b =     Expenses accrued for the period:
                                            $5,543.12

                                    c =     The average daily number of shares
                                            outstanding during the period that
                                            were entitled to receive dividends:
                                            639,034.38

                                    d =     The maximum offering price per share
                                            on the last day of the period, June
                                            30, 2001: $10.35

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares for the one year period ending June 30, 2001 was as follows:

Payable           Total                                        Cumulative
Reinvestment      Quarterly             Reinvestment           Incremental
Date              Dividend              Price                  Shares
----              --------              -----                  ------

06/30/00                                10.18
07/31/00          .03628466             10.23                   .348417
08/31/00          .03676451             10.26                   .701658
09/30/00          .03249740             10.22                  1.016246
10/31/00          .03474171             10.26                  1.352313
11/30/00          .03499675             10.26                  1.691993
12/31/00          .03643217             10.37                  2.043048
01/31/01          .03523412             10.40                  2.382769
02/28/01          .03047362             10.39                  2.677869
03/31/01          .03503395             10.45                  3.016172
04/30/01          .03402666             10.33                  3.349680
05/31/01          .03598995             10.32                  3.703935
06/30/01          .03389637             10.35                  4.037775

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

At June 30, 2001, the tax equivalent yield for the Tennessee Tax-Free Short-to-Medium Series was 3.95% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                               [A / (1 - B)  ] + C


                  Where:       A =   The part of the series yield that is tax-
                                     exempt: 2.85%

                               B =   Stated tax rate:  28%

                               C = That part of the series yield that is not tax-exempt: 0.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

At June 30, 2001, the tax equivalent yield for the Tennessee Tax-Free Short-to-Medium Series was 5.50% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                                    [A / (1 - B)  ] + C



                  Where:            A =  The part of the series yield that is
                                         tax-exempt: 3.96%

                                    B =  Stated tax rate:  28%

                                    C =  That part of the series yield that is
                                         not tax-exempt: 0.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.

At June 30, 2001, the yield for the Intermediate Government Bond Series was 4.17% and was calculated as follows:

                  YIELD =

                                   2[ ((a-b / cd) +1)/6/ - 1 ]


                  Where:      a =  Interest earned during the period. Interest
                                   earned during the 30-day period ended was
                                   $41,992.29

                              b =  Expenses accrued for the period: $3,816.21

                              c =  The average daily number of shares
                                   outstanding during the period that were
                                   entitled to receive dividends: 1,127,503.335

                              d = The maximum offering price per share on the last day of the period, June 30, 2001: $9.83

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

At June 30, 2001, the yield for the Intermediate Government Bond Series was 6.32% and was calculated as follows:

                  YIELD =

                                   2[ ((a-b / cd) +1)/6/ - 1 ]

                  Where:     a =   Interest earned during the period. Interest
                                   earned during the 30-day period ended was
                                   $61,764.00

                             b =   Expenses accrued for the period: $4,149.79

                             c =   The average daily number of shares
                                   outstanding during the period that were
                                   entitled to receive dividends: 1,127,503.33

                             d = The maximum offering price per share on the last day of the period, June 30, 2001: $9.83

The average annual total return for the Intermediate Government Bond Series for the one-year period ended June 30, 2001, was 11.25% and was calculated as follows:


                               P(1 + T)/n/ = ERV


               Where:     P =  a hypothetical initial payment of $1,000

                          T =  average annual total return

                          n =  number of years - 1

                          ERV= The redeemable value of the initial hypothetical
                               $1,000 payment made at the beginning of the one-year period: $1,112.93.

The average annual total return for the Intermediate Government Bond Series for the period July 1, 1996 to June 30, 2001 was 6.88% and for the period July 14, 1992 to June 30, 2001 was 6.65%. The average annual total return for each of these periods were calculated in a manner similar to described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($9.43) equals initial number of shares (106.045 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 106.045 plus incremental number of shares of 7.173 equals 113.218 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending Net Asset Value per share equals ending value. (113.218 shares x $9.83 = $1,112.93)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares of the one-year period ending June 30, 2001 was as follows:


Payable            Total                                          Cumulative
Reinvestment       Quarterly                 Reinvestment         Incremental
Date               Dividend                  Price                Shares
----               --------                  -----                ------

06/30/00                                      9.43
07/31/00           .05526055                  9.43                 .621429
08/31/00           .05492686                  9.52                1.236852
09/30/00           .05292199                  9.56                1.830738
10/31/00           .05495211                  9.59                2.448879
11/30/00           .05314005                  9.67                3.045089
12/31/00           .05496277                  9.85                3.653806
01/31/01           .05451486                  9.90                4.257866
02/28/01           .04922612                  9.95                4.803570
03/31/01           .05429445                  9.98                5.406620
04/30/01           .05120465                  9.86                5.985405
05/31/01           .05296746                  9.86                6.587224
06/30/01           .05109921                  9.83                7.172717

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

At June 30, 2001, the tax equivalent yield for the Intermediate Government Bond Series was 5.79% (based on a tax rate of 28%) and was calculated as follows:

Tax Equivalent Yield =

                             [A / (1 - B) ] + C


               Where:A =     The part of the series yield that is tax-exempt: 0%

                             B =  Stated tax rate:  28%

                             C = That part of the series yield that is not tax-exempt: 5.79%.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

At June 30, 2001, the tax equivalent yield for the Intermediate Government Bond Series was 8.78% (based on a tax rate of 28%) and was calculated as follows:

Tax Equivalent Yield =

                          [A / (1 - B) ] + C

              Where:A =   The part of the series yield that is tax-exempt: 0%

                          B =  Stated tax rate:  28%

                          C = That part of the series yield that is not tax-exempt: 8.78%.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.

At June 30, 2001, the yield for the North Carolina Tax-Free Income Series was 4.31% and was calculated as follows:

                YIELD:

                               2[ ((a-b / cd) +1)/6/ - 1 ]

                Where:   a =   Interest earned during the period. Interest
                               earned during the 30-day period ended was
                               $103,821.15

                         b =   Expenses accrued for the period:  $11,700.20

                         c = The average daily number of shares outstanding during the period that were entitled to receive dividends: 2,433,752.40

                         d = The maximum offering price per share on the last day of the period, June 30, 2001: $10.63.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

At June 30, 2001, the yield for the North Carolina Tax-Free Income Series was 4.59% and was calculated as follows:

              YIELD:

                                 2[ ((a-b / cd) +1)/6/ - 1 ]


              Where:     a =     Interest earned during the period. Interest
                                 earned during the 30-day period ended was
                                 $109,446.70

                         b =     Expenses accrued for the period:  $11,467.18

                         c = The average daily number of shares outstanding during the period that were entitled to receive dividends: 2,433,752.40

                         d = The maximum offering price per share on the last day of the period, June 30, 2001: $10.63.

The average annual total return for the North Carolina Tax-Free Income Series for the one-year period ended June 30, 2001, was 9.05% and was calculated as follows:


                               P(1 + T)/n/ = ERV

               Where:    P =   a hypothetical initial payment of $1,000

                         T =   average annual total return

                         n =   number of years - 1

                         ERV = The redeemable value of the initial hypothetical
                               $1,000 payment made at the beginning of the one-year period: $1,090.47


The average annual total return for the North Carolina Tax-Free Income Series for the period November 16, 1996 to June 30, 2001 was 6.55% and for the period November 16, 1995 to June 30, 2001 was 6.17%. The average annual total return for this period was calculated in a manner similar to described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($10.21) equals initial number of shares (97.943 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 97.943 plus incremental number of shares of 4.641 equals 102.584 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending Net Asset Value per share equals ending value. (102.584 shares x $10.63 = $1,090.47)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares of the one-year period ending June 30, 2001 was as follows:


Payable                Total                                      Cumulative
Reinvestment           Quarterly            Reinvestment          Incremental
Date                   Dividend             Price                 Shares
----                   --------             -----                 ------

06/30/00                                     10.21
09/30/00                .127410              10.34                 1.206858
12/31/00                .124968              10.77                 2.357331
03/31/01                .121648              10.86                 3.480846
06/30/01                .121580              10.63                 4.640879

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

At June 30, 2001, the tax equivalent yield for the North Carolina Tax-Free Income Series was 5.99% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                             [A / (1 - B) ] + C


               Where:        A =   The part of the series yield that is tax-
                                   exempt: 4.31%

                             B =   Stated tax rate:  28%

                             C = That part of the series yield that is not tax-exempt: 0.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

At June 30, 2001, the tax equivalent yield for the North Carolina Tax-Free Income Series was 6.37% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                         [A / (1 - B) ] + C


               Where:    A =   The part of the series yield that is tax-exempt:
                               4.59%

                         B =   Stated tax rate:  28%

                         C = That part of the series yield that is not tax-exempt: 0.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.

At June 30, 2001, the yield for the North Carolina Tax-Free Short-to-Medium Series was 2.72% and was calculated as follows:

                  YIELD:

                                2[ ((a-b / cd) +1)/6/ - 1 ]

                  Where:  a =   Interest earned during the period. Interest
                                earned during the 30-day period ended was
                                $12,885.09

                          b =   Expenses accrued for the period:  $1,917.37

                          c = The average daily number of shares outstanding during the period that were entitled to receive dividends: 475,595.52

                          d = The maximum offering price per share on the last day of the period, June 30, 2001: $ 10.25.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

At June 30, 2001, the yield for the North Carolina Tax-Free Short-to-Medium Series was 3.83% and was calculated as follows:

              YIELD:

                              2[ ((a-b / cd) +1)/6/ - 1 ]

              Where:    a =   Interest earned during the period. Interest earned
                              during the 30-day period ended was $18,838.17

                        b =   Expenses accrued for the period:  $3,390.34

                        c = The average daily number of shares outstanding during the period that were entitled to receive dividends: 475,595.52

                        d = The maximum offering price per share on the last day of the period, June 30, 2001: $10.25.

The average annual total return for the North Carolina Short-to-Medium Series for the one-year period ended June 30, 2001, was 7.24% and was calculated as follows:

                               P(1 + T)/n/ = ERV


             Where:    P =     a hypothetical initial payment of $1,000

                       T =     average annual total return

                       n =     number of years - 1

                       ERV = The redeemable value of the initial hypothetical $1,000 payment made at the beginning of the one-year period: $1,072.40

The average annual total return for the North Carolina Short-to-Medium Series for the period November 16, 1996 to June 30, 2001 was 4.53% and for the period November 16, 1995 to June 30, 2001 was 4.49%. The average annual total return for this period was calculated in a manner similar to described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($9.94) equals initial number of shares (100.603 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 100.603 plus incremental number of shares of 4.021 equals 104.624 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending Net Asset Value per share equals ending value. (104.624 shares x $10.25 = $1,072.40)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares of the one-year period ending June 30, 2001 was as follows:


Payable           Total                                      Cumulative
Reinvestment      Quarterly         Reinvestment             Incremental
Date              Dividend          Price                    Shares
----              --------          -----                    ------

06/30/00                             9.94
07/31/00           .033004           9.99                       .332368
08/31/00           .034194          10.02                       .676821
09/30/00           .032551           9.98                      1.007159
10/31/00           .033485          10.01                      1.347063
11/30/00           .032355          10.03                      1.675939
12/31/00           .033932          10.14                      2.018204
01/31/01           .034189          10.18                      2.362852
02/28/01           .030905          10.17                      2.675753
03/31/01           .033866          10.26                      3.016657
04/30/01           .032835          10.17                      3.351203
05/31/01           .033181          10.17                      3.609367
06/30/01           .032481          10.25                      4.020865

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

At June 30, 2001, the tax equivalent yield for the North Carolina Tax-Free Short-to-Medium Series was 3.77% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                           [A / (1 - B) ] + C


               Where:      A =   The part of the series yield that is tax-
                                 exempt: 2.72%
                           B =   Stated tax rate:  28%

                           C = That part of the series yield that is not tax-exempt: 0.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

At June 30, 2001, the tax equivalent yield for the North Carolina Tax-Free Short-to-Medium Series was 5.32% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                            [A / (1 - B) ] + C


               Where:       A =   The part of the series yield that is tax-
                                  exempt: 3.83%

                            B =   Stated tax rate:  28%

                            C = That part of the series yield that is not tax-exempt: 0.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.

At June 30, 2001, the yield for the Alabama Tax-Free Income Series was 4.89% and was calculated as follows:

                  YIELD=

                                 2[ ((a-b / cd) +1)/6/ - 1 ]


                  Where:   a =   Interest earned during the period. Interest
                                 earned during the 30-day period ended was $5,141.68.

                           b =   Expenses accrued for the period:  $200.73

                           c = The average daily number of shares outstanding during the period that were entitled to receive dividends: 111,482.57

                           d = The maximum offering price per share on the last day of the period, June 30, 2001: $10.99

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

At June 30, 2001, the yield for the Alabama Tax-Free Income Series was 5.19% and was calculated as follows:

                  YIELD=

                                  2[ ((a-b / cd) +1)/6/ - 1 ]


                  Where:   a =    Interest earned during the period. Interest
                                  earned during the 30-day period ended was
                                  $5,470.25

                           b =    Expenses accrued for the period:  $225.73

                           c = The average daily number of shares outstanding during the period that were entitled to receive dividends: 111,482.57

                           d = The maximum offering price per share on the last day of the period, June 30, 2001: $10.99

The average annual total return for the Alabama Tax-Free Income Series for the six-month period ended June 30, 2001, was 12.26% and was calculated as follows:


                               P(1 + T)/n/ = ERV


              Where:   P =     a hypothetical initial payment of $1,000

                       T =     average annual total return

                       n =     number of years - 1

                       ERV = The redeemable value of the initial hypothetical $1,000 payment made at the beginning of the six-month period: $1,122.64

The average annual total return for the Alabama Tax-Free Income Series for the period January 1, 2000 to June 30, 2001, was 12.19%. The average annual total return for this period was calculated in a manner similar to that described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($10.31) equals initial number of shares (96.993 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 96.993 plus incremental number of shares of 5.158 equals 102.151 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending Net Asset Value per share equals ending value. (102.151 shares x $10.99 = $1,122.64)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares for the six-month period ending June 30, 2001 was as follows:

Payable              Total                                       Cumulative
Reinvestment         Quarterly           Reinvestment            Incremental
Date                 Dividend            Price                   Shares
----                 --------            -----                   ------

06/30/00                                 10.31
09/30/00             .137632             10.46                   1.276227
12/31/00             .143731             10.83                   2.580412
03/31/01             .141802             11.06                   3.857065
06/30/01             .141746             10.99                   5.157805

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

June 30, 2001, the tax equivalent yield for the Alabama Tax-Free Income Series was 6.79% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                              [A / (1-B) ] + C


               Where:         A =   The part of the series yield that is tax-
                                    exempt: 4.89%

                              B =   Stated tax rate:  28%

                              C = That part of the series yield that is not tax-exempt: 0.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

June 30, 2001, the tax equivalent yield for the Alabama Tax-Free Income Series was 7.21% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                              [A / (1-B) ] + C



               Where:  A =    The part of the series yield that is tax-exempt:
                              5.19%

                       B =    Stated tax rate:  28%

                       C = That part of the series yield that is not tax-exempt: 0.

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

Interest earned is determined by computing yield to maturity on each obligation held by the fund during the period and is based on the market value of the obligation plus accrued interest at the close of business on each day during the thirty-day period. Daily interest income for premium obligations is calculated using the daily yield to maturity rate applied to market value plus accrued interest of the obligations. For discount bonds, other than original issue discounts, the coupon rate is used instead of the yield to maturity rate and the par value of the obligation plus accrued interest is used instead of market value.

At June 30, 2001, the yield for the Mississippi Tax-Free Income Series was 4.71% and was calculated as follows:

                  YIELD =

                                   2[ ((a-b / cd) +1)/6/ - 1 ]



                  Where:     a =   Interest earned during the period. Interest
                                   earned during the 30-day period ended was $3,083.95.

                             b =   Expenses accrued for the period: $125.07

                             c =   The average daily number of shares
                                   outstanding during the period that were
                                   entitled to receive dividends: 70,291.87

                             d = The maximum offering price per share on the last day of the period, June 30, 2001: $10.83

SCHEDULE FOR COMPUTATION OF PERFORMANCE QUOTATIONS

Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fund refers to interest earned during a thirty-day period less expenses accrued for the period and is based on the average number of shares outstanding for the period and on the maximum offering price per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized.

At June 30, 2001, the yield for the Mississippi Tax-Free Income Series was 5.15% and was calculated as follows:

                  YIELD =

                                2[ ((a-b / cd) +1)/6/  - 1 ]



                  Where:   a =  Interest earned during the period. Interest
                                earned during the 30-day period ended was $3,366.81.

                           b =  Expenses accrued for the period: $135.18

                           c = The average daily number of shares outstanding during the period that were entitled to receive dividends: 70,291.87

                           d = The maximum offering price per share on the last day of the period, June 30, 2001: $10.83

The average annual total return for the Mississippi Tax-Free Income Series for the one-year period ended June 30, 2001, was 11.29% and was calculated as follows:


                               P(1 + T)/n/ = ERV


                Where:   P =   a hypothetical initial payment of $1,000

                         T =   average annual total return

                         n =   number of years - 1

                         ERV = The redeemable value of the initial hypothetical
                               $1,000 payment made at the beginning of the six-month period: $1,101.32

The average annual total return for the Mississippi Tax-Free Income Series for the period January 1, 2000 to June 30, 2001, was 11.08%. The average annual total return for this period was calculated in a manner similar to that described.

The ending redeemable value of a hypothetical $1,000 payment made at the beginning of the six-month period was calculated as follows:

Step 1 - Initial investment ($1,000) divided by beginning Net Asset Value per share ($10.35) equals initial number of shares (96.618 shares).

Step 2 - Convert initial shares to ending shares assuming timely reinvested distributions. Initial shares of 96.618 plus incremental number of shares of 5.074 equals 101.692 ending shares.

Step 3 - Determine value of ending shares. Number of ending shares times ending Net Asset Value per share equals ending value. (101.692 shares x $10.83 = $1,101.32)

The above calculation assumes that all distributions are reinvested on the payment date at the then current net asset value per share. The resulting calculation of reinvested shares of the six-month period ending June 30, 2001 was as follows:


Payable           Total                              Cumulative
Reinvestment      Quarterly        Reinvestment      Incremental
Date              Dividend         Price             Shares
----              --------         -----             ------

06/30/00                           10.35
09/30/00          .136718          10.44             1.265278
12/31/00          .139346          10.79             2.529379
03/31/01          .138464          10.97             3.780830
06/30/01          .139460          10.83             5.073689

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

At June 30, 2001, the tax equivalent yield for the Mississippi Tax-Free Income Series was 6.54% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                         [A / (1 - B)  ] + C


               Where:    A =  The part of the series yield that is tax-exempt:
                              4.71%

                         B =  Stated tax rate:  28%

                         C = That part of the series yield that is not tax-exempt: 0.

COMPUTATION OF TAX EQUIVALENT YIELD

The tax equivalent yield is computed by dividing (a) the part of the series yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series yield that is not tax-exempt.

At June 30, 2001, the tax equivalent yield for the Mississippi Tax-Free Income Series was 7.15% (based on a tax rate of 28%) and was calculated as follows:


Tax Equivalent Yield =

                         [A / (1 - B)  ] + C


               Where:    A =  The part of the series yield that is tax-exempt:
                              5.15%

                         B =  Stated tax rate:  28%

                         C = That part of the series yield that is not tax-exempt: 0.

                                       1